UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 11 of its series, Wells Fargo Advantage Absolute Return Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund. Each series has a September 30 fiscal year end.

Date of reporting period: September 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage Absolute Return Fund

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Absolute Return Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Absolute Return Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery, combined with resilience in European economies and encouraging news out of China, resulted in double-digit returns for major developed stock market indexes for the 12-month reporting period. Emerging markets lagged their developed counterparts, though, and investment-grade bonds posted losses on higher interest rates.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. In May 2013, however, indications that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default.

U.S. and developed foreign market stocks gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1 % annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This was an overhang on economic growth throughout the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Absolute Return Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. European stock markets initially benefited from reduced uncertainty about a possible breakup of the eurozone. Later in the period, signs emerged that the eurozone was exiting its long-lived recession, further boosting European stock markets. In the fixed-income market, the rising interest rates that followed the Fed’s taper talk resulted in negative returns for investment-grade bonds for the 12-month period. However, high-yield bond indexes posted single-digit gains, continuing to benefit from their more generous yields and a relatively low default rate. Emerging markets ended the reporting period with only modest gains as investors worried about potential or actual slowing economic growth in major emerging markets such as China and India.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WARAX)	3-1-2012	1.80	5.11	8.36	8.02	6.36	9.01	1.69	1.69
Class C (WARCX)	3-1-2012	6.20	5.55	8.19	7.20	5.55	8.19	2.44	2.44
Administrator Class (WARDX)	3-1-2012	–	–	–	8.25	6.55	9.19	1.53	1.49
Institutional Class (WABIX)	11-30-2012	–	–	–	8.51	6.60	9.21	1.26	1.24
MSCI World Index (Net)[5]	–	–	–	–	20.21	7.84	7.58	–	–
Consumer Price Index[6]	–	–	–	–	1.18	1.37	2.37	–	–
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[7]	–	–	–	–	(3.90)	4.12	4.56	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as commodities, real estate, and short strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Absolute Return Fund	5

Growth of $10,000 investment[8] as of September 30, 2013

1.	The Fund invests all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, employees of GMO, have been responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003 and 2012, respectively.

2.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these fees had not been included, returns would have been higher. Historical performance shown for Class A, Class C, and Administrator Class prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C, and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C, and 1.50% for the Administrator Class.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class, and 0.35% for Institutional Class. Without these caps, the Fund’s returns would have been lower.

5.	The Morgan Stanley Capital International World Index (Net) (“MSCI World Index (Net)”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Consumer Price Index for All Urban Consumers in U.S. All Items (Consumer Price Index) is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

7.	The Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury having a maturity of 1-10 years. You cannot invest directly in an index.

8.	The chart compares the performance of Class A shares for the most recent ten years with the performance of the MSCI World Index (Net), Consumer Price Index, and Barclays U.S. Treasury Inflation Notes: 1-10 Year Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

9.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

11.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

12.	The ten largest holdings are calculated based on the value of the securities in the GMO Benchmark-Free Allocation Fund allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

13.	Portfolio allocation is subject to change and represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the total long-term investments of the GMO Benchmark-Free Allocation Fund.

6	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmarks, Consumer Price Index and Barclays U.S. Treasury Inflation Notes: 1-10 Year Index, but underperformed the MSCI World Index (Net), for the 12-month period that ended September 30, 2013.

■	The portfolio’s equity exposure, particularly a heavy allocation to Japanese stocks for much of the period, contributed to returns, while an allocation to emerging markets stocks modestly detracted from performance.

■	An allocation to emerging markets debt was essentially flat, while our asset-backed securities position and recent purchase of treasury inflation-protected securities (TIPS) were additive.

■	Our allocation to absolute return strategies, particularly the GMO Alpha Only Fund, detracted from performance.

Exposures to stocks both in the U.S. and international markets, along with our GMO Risk Premium Fund, provided positive returns against the backdrop of a market rally.

The proverb “the more things change, the more they stay the same” is a fitting description of the past year in the markets. As always, investors were greeted with numerous and often surprising changes: some evidence of a slowing Chinese economy; continued sluggish growth in Europe and lack of resolution to the continent’s long-term solvency issues; Japanese policymakers taking unprecedented steps to reverse decades of sluggish growth and deflation; talk—without any action—of the U.S. Federal Reserve (Fed) beginning to taper (or reduce) its bond purchases; and, toward the end of the period, dysfunction in our nation’s capital pushing the government toward a shutdown. These and many other changes aside, one thing remained the same: Central banks around the world continued to pursue aggressive easy monetary policies. Global quantitative easing by central banks continued to drive stock prices higher, with the S&P 500 Index9 rallying more than 19% and international stocks as measured by the MSCI EAFE Index (Net)10 gaining almost 24% for the 12-month period. Emerging markets equities, however, were an outlier to the rising-equity euphoria. They remained essentially flat on concerns about the effect of a slowing Chinese economy and also because the potential of the Fed withdrawing liquidity caused some market participants to sell emerging markets stocks.

Against the backdrop of a rising stock market, our allocations to risk assets, primarily equities, contributed the most to portfolio returns. Our holdings of high-quality and international stocks contributed, and our decision to allocate heavily to Japanese stocks for much of the period was particularly helpful. Our introduction of the GMO Risk Premium Fund, a fully collateralized put-selling strategy designed to provide equity-like returns and low correlation with the equity market, contributed as well.

In the fixed-income markets, we saw yields in most developed markets, excluding Japan, rise from their 200-year lows. The Barclays U.S. Aggregate Bond Index11 fell 1.7%, underperforming cash, which recorded mildly positive gains of 0.3%. Despite the rising-rate backdrop, our allocation to asset-backed securities and credit (primarily bank loans) was a mild contributor. Our allocation to “dry powder” (or highly liquid) strategies detracted as the GMO Alpha Only Fund delivered negative returns, which were offset in part by positive results for the GMO Alternative Asset Opportunity Fund.

Ten largest holdings[12] (%) as of September 30, 2013
GMO Alpha Only Fund, Class IV	13.95
GMO Alternative Asset Opportunity Fund	12.85
GMO Debt Opportunities Fund, Class VI	5.48
U.S. Treasury Inflation Indexed Note, 0.13%, 1-15-2022	4.57
GMO Emerging Country Debt Fund, Class IV	3.47
U.S. Treasury Inflation Indexed Note, 1.13%, 1-15-2021	2.70
U.S. Treasury Inflation Indexed Bond, 2.38%, 1-15-2025	1.89
Google Incorporated Class A	1.00
Johnson & Johnson	0.99
Microsoft Corporation	0.98

We made a number of strategic changes during the period in response to changes in valuations.

We modestly increased our equity exposure by 2% during the 12-month period but made more substantial changes in the underlying positions. We took advantage of the strong rally in Japanese equities to reduce our allocation to Japanese equities beginning in April 2013. However, we still maintain some Japanese exposure through our international portfolio. In addition, we built up our allocation to the Risk Premium strategy as a way to gain exposure to equity-like returns that should be less sensitive to starting valuation levels than traditional long equities. We made other modest changes in our equity portfolio, such as a slight reduction in our exposure to high-quality stocks as their prices continued to rise

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Absolute Return Fund	7

and a change in the way we incorporate our concerns about the credit bubble we observed in China (which involved avoiding direct China holdings). On the fixed income and credit side, our most substantive move was to build a 10% position in TIPS when prices fell during the summer. We also added a small amount to our emerging country debt exposure. The use of part of our cash and “dry powder” alternative strategies to fund the aforementioned portfolio moves led to a decrease in our allocation to cash and cash substitutes.

Portfolio allocation[13] as of September 30, 2013

The Fund is defensively positioned based on current valuations, but our positioning will change if valuations change.

The Fund is currently positioned in a modestly defensive fashion, as we have some exposure to equities but hold some cash-plus exposures. We have plenty of room to increase our equity exposure if equity prices fall and valuations improve. In our view, many assets have become expensive on an absolute basis, particularly U.S. equities, which we believe are quite expensive. The good news is there are still pockets of opportunities to invest in reasonably priced assets, including high-quality stocks in the U.S. and value stocks internationally and in the emerging markets.

Much of the reason these asset classes look reasonable to us, though, is because the alternatives look downright unappealing. We believe cash and most fixed-income assets are priced to deliver negative real returns over a multiyear period of time. So, we continue to hold a fair amount of “dry powder” in the portfolio through GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund. We have recently added a position in TIPS, as they were priced attractively relative to cash; however, we would not necessarily include this investment in the “dry powder” category. The purpose of these holdings is to attempt to provide a modest return over cash and also to serve as a source of liquidity should valuations become more attractive elsewhere.

Please see footnotes on page 5.

8	Wells Fargo Advantage Absolute Return Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,025.30	$3.71	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.70	0.73%
Class C
Actual	$1,000.00	$1,021.72	$7.50	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.49	1.48%
Administrator Class
Actual	$1,000.00	$1,027.15	$2.79	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79	0.55%
Institutional Class
Actual	$1,000.00	$1,028.06	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.52	0.30%
Expenses including GMO Benchmark-Free Allocation Fund and underlying fund expenses
Class A
Actual	$1,000.00	$1,025.30	$8.22	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.19	1.62%
Class C
Actual	$1,000.00	$1,021.72	$12.01	2.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.19	$11.96	2.37%
Administrator Class
Actual	$1,000.00	$1,027.15	$7.32	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.28	1.44%
Institutional Class
Actual	$1,000.00	$1,028.06	$6.05	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Absolute Return Fund	9

Security name	Shares	Value

Investment Companies: 98.79%
GMO Benchmark-Free Allocation Fund, Class MF (l)	234,741,656	$6,225,348,724

Total Investment Companies (Cost $5,980,084,226)		6,225,348,724

Total investments
(Cost $5,980,084,226) *	98.79%	6,225,348,724
Other assets and liabilities, net	1.21	76,149,084

Total net assets	100.00%	$6,301,497,808

(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $5,980,110,813 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$245,237,911
Gross unrealized depreciation	0

Net unrealized appreciation	$245,237,911

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Absolute Return Fund	Statement of assets and liabilities—September 30, 2013

Assets
Investment in affiliated investment companies, at value (see cost below)	$6,225,348,724
Cash	1,000,000
Receivable for Fund shares sold	83,123,297
Prepaid expenses and other assets	186,346

Total assets	6,309,658,367

Liabilities
Payable for Fund shares redeemed	4,725,420
Advisory fee payable	988,217
Distribution fees payable	614,788
Due to other related parties	800,241
Shareholder servicing fees payable	988,789
Accrued expenses and other liabilities	43,104

Total liabilities	8,160,559

Total net assets	$6,301,497,808

NET ASSETS CONSIST OF
Paid-in capital	$6,030,935,449
Undistributed net investment income	23,184,069
Accumulated net realized gains on investments	2,113,792
Net unrealized gains on investments	245,264,498

Total net assets	$6,301,497,808

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,512,891,251
Shares outstanding – Class A	138,254,096
Net asset value per share – Class A	$10.94
Maximum offering price per share – Class A2	$11.61
Net assets – Class C	$1,042,487,043
Shares outstanding – Class C	96,320,587
Net asset value per share – Class C	$10.82
Net assets – Administrator Class	$2,763,630,007
Shares outstanding – Administrator Class	252,018,922
Net asset value per share – Administrator Class	$10.97
Net assets – Institutional Class	$982,489,507
Shares outstanding – Institutional Class	89,420,741
Net asset value per share – Institutional Class	$10.99

Investments in affiliated investment companies, at cost	$5,980,084,226

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended September 30, 2013	Wells Fargo Advantage Absolute Return Fund	11

Investment income
Dividends from affiliated investment companies	$57,798,302

Expenses
Advisory and fund level administration fee	7,322,303
Administration fees
Class A	2,210,570
Class C	1,564,542
Administrator Class	1,750,557
Institutional Class	280,323	[1]
Shareholder servicing fees
Class A	2,125,548
Class C	1,504,367
Administrator Class	3,970,047
Distribution fees
Class C	4,513,101
Custody and accounting fees	33,788
Professional fees	25,656
Registration fees	142,150
Shareholder report expenses	268,626
Trustees’ fees and expenses	12,636
Other fees and expenses	23,006

Total expenses	25,747,220

Net investment income	32,051,082

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	12,418
Net change in unrealized gains (losses) on investments	207,533,309

Net realized and unrealized gains (losses) on investments	207,545,727

Net increase in net assets resulting from operations	$239,596,809

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Absolute Return Fund	Statement of changes in net assets

	Year ended September 30, 2013		Year ended September 30, 2012[1]

Operations
Net investment income (loss)		$32,051,082		$(1,564,586)
Net realized gains (losses) on investments		12,418		(26,587)
Net change in unrealized gains (losses) on investments		207,533,309		37,731,189

Net increase in net assets resulting from operations		239,596,809		36,140,016

Distributions to shareholders from
Net investment income
Class A		(1,729,307)		0
Class C		(641,104)		0
Administrator Class		(4,342,591)		0
Institutional Class		(26,050)[2]		N/A

Total distributions to shareholders		(6,739,052)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	116,931,716	1,250,575,310	41,465,105	411,536,216
Class C	74,738,531	790,852,229	27,120,234	268,856,133
Administrator Class	229,252,464	2,445,179,878	95,466,895	948,258,360
Institutional Class	93,667,103 [2]	1,009,719,128 [2]	N/A	N/A

		5,496,326,545		1,628,650,709

Reinvestment of distributions
Class A	154,929	1,588,018	0	0
Class C	51,550	525,814	0	0
Administrator Class	342,110	3,510,050	0	0
Institutional Class	218 [2]	2,239 [2]	N/A	N/A

		5,626,121		0

Payment for shares redeemed
Class A	(18,062,305)	(192,797,252)	(2,235,349)	(22,283,587)
Class C	(4,998,352)	(53,053,507)	(591,376)	(5,873,709)
Administrator Class	(67,556,840)	(722,769,141)	(5,485,707)	(55,034,071)
Institutional Class	(4,246,580)[2]	(46,292,073)[2]	N/A	N/A

		(1,014,911,973)		(83,191,367)

Net increase in net assets resulting from capital share transactions		4,487,040,693		1,545,459,342

Total increase in net assets		4,719,898,450		1,581,599,358

Net assets
Beginning of period		1,581,599,358		0

End of period		$6,301,497,808		$1,581,599,358

Undistributed net investment income		$23,184,069		$0

1.	For the seven months ended September 30, 2012. The Fund commenced operations on March 1, 2012.

2.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	13

(For a share outstanding throughout each period)

	Year ended September 30
CLASS A	2013	2012[1]
Net asset value, beginning of period	$10.16	$10.00
Net investment income (loss)	0.08	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.73	0.18

Total from investment operations	0.81	0.16
Distributions to shareholders from
Net investment income	(0.03)	0.00
Net asset value, end of period	$10.94	$10.16
Total return[3]	8.02%	1.60%
Ratios to average net assets (annualized)
Gross expenses[4]	0.73%	0.79%
Net expenses[4]	0.73%	0.78%
Net investment income (loss)	0.92%	(0.36)%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$1,512,891	$398,557

1.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund. The expenses of GMO Benchmark-Free Allocation Fund, Class MF were as follows:

Year ended September 30, 2013	0.50%
Year ended September 30, 2012[1]	0.49%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
CLASS C	2013	2012[1]
Net asset value, beginning of period	$10.11	$10.00
Net investment income (loss)	0.03	(0.06)[2]
Net realized and unrealized gains (losses) on investments	0.70	0.17

Total from investment operations	0.73	0.11
Distributions to shareholders from
Net investment income	(0.02)	0.00
Net asset value, end of period	$10.82	$10.11
Total return[3]	7.20%	1.10%
Ratios to average net assets (annualized)
Gross expenses[4]	1.48%	1.54%
Net expenses[4]	1.48%	1.53%
Net investment income (loss)	0.14%	(1.11)%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$1,042,487	$268,171

1.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund. The expenses of GMO Benchmark-Free Allocation Fund, Class MF were as follows:

Year ended September 30, 2013	0.50%
Year ended September 30, 2012[1]	0.49%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	15

(For a share outstanding throughout each period)

	Year ended September 30
ADMINISTRATOR CLASS	2013	2012[1]
Net asset value, beginning of period	$10.17	$10.00
Net investment income (loss)	0.09	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.75	0.18

Total from investment operations	0.84	0.17
Distributions to shareholders from
Net investment income	(0.04)	0.00
Net asset value, end of period	$10.97	$10.17
Total return[3]	8.25%	1.70%
Ratios to average net assets (annualized)
Gross expenses[4]	0.55%	0.62%
Net expenses[4]	0.55%	0.59%
Net investment income (loss)	1.03%	(0.16)%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$2,763,630	$914,872

1.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund. The expenses of GMO Benchmark-Free Allocation Fund, Class MF were as follows:

Year ended September 30, 2013	0.50%
Year ended September 30, 2012[1]	0.49%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Year ended September 30, 2013[1]
Net asset value, beginning of period	$10.18
Net investment income	0.14 [2]
Net realized and unrealized gains (losses) on investments	0.71

Total from investment operations	0.85
Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$10.99
Total return[3]	8.41%
Ratios to average net assets (annualized)
Gross expenses[4]	0.30%
Net expenses[4]	0.30%
Net investment income	1.56%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$982,490

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund. The expenses of GMO Benchmark-Free Allocation Fund, Class MF were 0.50%.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Absolute Return Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that invests primarily in shares of other GMO-managed mutual funds (“underlying funds”), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue “real return” strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. At September 30, 2013, the Fund owned 61% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund which is included in the mailing of this shareholder report. An unaudited Consolidated Statement of Assets and Liabilities and unaudited Consolidated Schedule of Investments for Benchmark-Free Allocation Fund as of September 30, 2013 have also been included as an Appendix in this report for your reference.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

18	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to dividends from certain securities. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized gains on investments
$(2,127,961)	$2,127,961

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory and administration fee

The Trust has entered into an advisory and administration contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory and fund level administration fee starting at 0.225% and declining to 0.175% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory and fund level administration fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Funds Management also provide class level administrative services which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management

Notes to financial statements	Wells Fargo Advantage Absolute Return Fund	19

is entitled to receive from the Fund an annual class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.35% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $1,136,332 from the sale of Class A shares and $1,941 and $25,671 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2013, the Fund made aggregate purchases and sales of $4,471,580,417 and $405,097, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurs purchase premium and redemption fees. These purchase premium and redemption fees are paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. The Fund is currently charged 0.11% for purchases and redemptions which are reflected in paid in capital. Prior to June 30, 2013, the Fund was charged 0.12% for purchases and redemptions. GMO reassesses these fees annually.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $3,867 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended September 30, 2013 was $6,739,052 of ordinary income. For the year ended September 30, 2012, the Fund did not pay any distributions to shareholders.

20	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$23,196,487	$2,127,961	$245,237,911

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Wells Fargo Advantage Absolute Return Fund	21

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Absolute Return Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the year ended September 30, 2013 and the period from March 1, 2012 (commencement of operations) to September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2013 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Absolute Return Fund as of September 30, 2013, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

22	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $6,739,052 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Absolute Return Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)		Description	Value ($)

		MUTUAL FUNDS — 36.1%

		United States — 36.1%
		Affiliated Issuers — 36.1%
	60,044,562	GMO Alpha Only Fund, Class IV	1,441,069,488
	43,166,990	GMO Alternative Asset Opportunity Fund	1,327,384,937
	20,768,619	GMO Debt Opportunities Fund, Class VI	566,360,256
	36,272,696	GMO Emerging Country Debt Fund, Class IV	358,011,508

		TOTAL MUTUAL FUNDS (COST $3,695,430,161)	3,692,826,189

		INVESTMENT FUNDS (a) — 0.2%

		United States — 0.2%
	546,570	iShares MSCI Emerging Markets ETF	22,283,659

		TOTAL INVESTMENT FUNDS (COST $22,904,225)	22,283,659

		DEBT OBLIGATIONS (a) — 10.0%

		Asset-Backed Securities — 0.1%
		CMBS Collateralized Debt Obligations — 0.0%
	1,599,400	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	1,599

		Insured Other — 0.0%
	2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	491,250

		Residential Asset-Backed Securities (Canada) — 0.1%
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	1,644,267
CAD	352,000	Master Asset Vehicle II, Series 09-2, Class B, Zero Coupon, due 07/15/56	285,345
CAD	150,000	Master Asset Vehicle II, Series 09-2, Class C, Zero Coupon, due 07/15/56	112,131
CAD	2,559,488	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	2,217,701

		Residential Asset-Backed Securities (Canada)	4,259,444

		Total Asset-Backed Securities	4,752,293

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Bank Loans — 0.0%
380,447	Caesars Entertainment Corp. Term Loan B1, 3.18%, due 01/28/15	378,545
781,215	Caesars Entertainment Corp. Term Loan B3, 3.18%, due 01/28/15	773,403
960,000	Springleaf Financial Funding Co. Term Loan B, 5.50%, due 05/10/17	960,000

	Total Bank Loans	2,111,948

	U.S. Government — 9.9%
163,207,908	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (b)	194,740,166
27,799,680	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (b)	33,444,322
33,112,800	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b)	33,384,424
258,737,632	U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21 (b)	278,466,376
477,745,203	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (b)	471,736,124

	Total U.S. Government	1,011,771,412

	TOTAL DEBT OBLIGATIONS (COST $1,019,339,465)	1,018,635,653

	COMMON STOCKS (a)— 44.5%

	Australia — 0.7%
2,617,875	Arrium Ltd	2,988,213
271,763	Bank of Queensland Ltd	2,741,843
135,608	Bendigo and Adelaide Bank Ltd	1,268,809
658,357	BlueScope Steel Ltd *	2,876,573
65,966	Commonwealth Bank of Australia	4,384,109
146,937	CSL Ltd	8,770,384
1,640,340	Goodman Fielder Ltd	1,087,489
292,920	Insurance Australia Group Ltd	1,605,742
394,201	Investa Office Fund (REIT)	1,084,179
82,539	Macquarie Group Ltd	3,697,852
1,798,454	Mirvac Group (REIT)	2,923,726
111,543	National Australia Bank Ltd	3,573,969
590,807	Pacific Brands Ltd	416,818
565,366	QBE Insurance Group Ltd	7,742,583
1,258,799	Stockland (REIT)	4,550,153

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
780,138	TABCORP Holdings Ltd	2,388,273
575,661	Tatts Group Ltd	1,665,073
387,513	Westpac Banking Corp	11,845,044
91,563	Woolworths Ltd	2,992,113

	Total Australia	68,602,945

	Austria — 0.1%
97,246	OMV AG	4,801,929
59,834	Voestalpine AG	2,860,434

	Total Austria	7,662,363

	Belgium — 0.1%
113,616	Ageas	4,603,865
42,085	Anheuser-Busch InBev NV	4,174,736
118,513	Belgacom SA	3,152,086
9,412	Delhaize Group	593,178

	Total Belgium	12,523,865

	Bermuda — 0.0%
27,300	Cosan Ltd	419,601

	Brazil — 0.9%
90,900	Banco Bradesco SA	1,414,583
1,500,200	Banco do Brasil SA	17,497,708
265,300	Banco Santander Brasil SA	1,788,378
491,000	Banco Santander Brasil SA ADR	3,412,450
325,000	BM&FBOVESPA SA	1,815,413
283,600	BR Malls Participacoes SA	2,572,016
189,100	BR Properties SA	1,680,851
130,900	Brasil Brokers Participacoes SA	339,609
79,200	Cia de Saneamento Basico do Estado de Sao Paulo	773,311
45,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR	457,164

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
42,400	Cia Hering	643,566
63,700	Cia Siderurgica Nacional SA Sponsored ADR	271,999
451,780	Cielo SA	12,218,424
15,500	Companhia de Saneamento de Minas Gerais-Copasa MG	244,777
199,300	Companhia Siderurgica Nacional SA	850,687
14,000	Cosan SA Industria e Comercio	269,855
8,600	CPFL Energia SA	148,350
21,200	CPFL Energia SA	185,475
188,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,423,104
95,470	Duratex SA	568,176
81,700	EDP-Energias Do Brasil SA	444,571
82,800	Equatorial Energia SA	784,551
84,600	Gol Linhas Aereas Inteligentes SA ADR *	413,694
104,800	Grendene SA	933,426
144,500	Grupo BTG Pactual	1,792,966
69,100	Light SA	590,201
331,900	MRV Engenharia e Participacoes SA	1,364,260
24,900	Multiplan Empreendimentos Imobiliarios SA	595,452
102,500	Multiplus SA	1,193,205
16,100	Natura Cosmeticos SA	359,586
1,667,500	PDG Realty SA Empreendimentos e Participacoes *	1,850,855
176,300	Petroleo Brasileiro SA	1,349,117
23,900	Petroleo Brasileiro SA (Petrobras) ADR	370,211
61,900	Porto Seguro SA	782,024
140,000	Qualicorp SA*	1,279,159
124,457	Sul America SA	896,800
259,900	Tim Participacoes SA	1,205,510
59,500	Totvs SA	1,006,477
24,200	Tractebel Energia SA	399,967
79,800	Transmissora Alianca de Energia Eletrica SA	766,927
8,700	Ultrapar Participacoes SA	214,566
296,000	Vale SA	4,602,337
1,165,600	Vale SA Sponsored ADR	18,195,016

	Total Brazil	89,966,774

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	Canada — 0.2%
688,500	Blackberry Ltd *	5,414,155
27,800	Canadian Tire Corp Ltd – Class A	2,462,205
239,500	First Quantum Minerals Ltd	4,459,599
22,400	Home Capital Group Inc	1,566,402
82,500	Husky Energy Inc	2,372,360
47,900	Magna International Inc	3,950,395
34,400	RONA Inc	395,414

	Total Canada	20,620,530

	Czech Republic — 0.1%
400,742	CEZ AS	10,360,602

	Denmark — 0.0%
14,635	Jyske Bank A/S *	727,734
12,076	Novo-Nordisk A/S – Class B	2,045,244

	Total Denmark	2,772,978

	Egypt — 0.1%
1,280,279	Al Ezz Steel Rebars SAE *	2,163,078
204,685	Commercial International Bank	1,140,501
369,375	EFG-Hermes Holding SAE *	399,357
379,706	Orascom Telecom Holding SAE *	242,191
291,399	Orascom Telecom Holding SAE GDR (Registered Shares) *	913,851
6,307,242	Orascom Telecom Media And Technology Holding SAE	541,612
2,033,013	Palm Hills Developments SAE *	700,926
96,773	Sidi Kerir Petrochemicals Co	214,156
574,274	Talaat Moustafa Group *	420,025
406,599	Telecom Egypt Co	793,747

	Total Egypt	7,529,444

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	Finland — 0.2%
2,506,267	Nokia Oyj *	16,395,803
66,334	Sampo Oyj – Class A	2,853,454

	Total Finland	19,249,257

	France — 2.7%
495,445	Air France–KLM *	4,933,471
472,376	AXA	10,963,292
335,153	BNP Paribas	22,671,252
156,337	Carrefour SA	5,362,319
34,924	Cie Generale des Etablissements Michelin – Class B	3,873,134
59,550	CNP Assurances	1,073,171
98,034	European Aeronautic Defense and Space Co NV	6,246,940
673,563	GDF Suez	16,883,383
19,779	L’Oreal SA	3,395,012
841,974	Orange	10,542,852
113,582	PagesJaunes Groupe *	261,206
760,630	Peugeot SA *	12,511,065
27,173	Publicis Groupe	2,161,562
157,323	Renault SA	12,546,438
354,244	Sanofi	35,876,715
447,838	Societe Generale	22,310,933
159,055	Technicolor *	832,596
1,613,373	Total SA	93,515,707
449,199	Vivendi SA	10,333,044

	Total France	276,294,092

	Germany — 1.0%
60,727	Allianz SE (Registered)	9,554,082
60,483	Aurubis AG	3,667,595
29,794	Bayer AG (Registered)	3,513,631
66,563	Daimler AG	5,189,914

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
256,722	Deutsche Lufthansa AG (Registered) *	5,008,150
191,841	Deutsche Post AG (Registered)	6,362,988
27,193	Duerr AG	1,998,882
1,627,958	E.ON AG	28,970,120
111,179	Freenet AG	2,686,049
21,950	Hannover Rueck SE	1,613,023
112,155	Kloeckner & Co SE *	1,519,646
15,000	Merck KGaA	2,341,238
71,900	Metro AG	2,855,256
45,386	Muenchener Rueckversicherungs AG (Registered)	8,872,136
370,461	RWE AG	12,604,764
50,652	Salzgitter AG	2,104,011
74,613	SAP AG	5,518,005

	Total Germany	104,379,490

	Greece — 0.0%
298,277	OPAP SA	3,329,890
139,101	Public Power Corp SA	1,575,413

	Total Greece	4,905,303

	Hong Kong — 0.2%
634,272	AAC Technologies Holdings Inc	2,891,786
294,000	Cheung Kong Holdings Ltd	4,464,284
245,000	CLP Holdings Ltd	1,998,522
1,760,100	Esprit Holdings Ltd	2,827,668
428,052	Link (REIT)	2,092,802
171	Melco International Development Ltd	459
986,000	Pacific Basin Shipping Ltd	674,657
412,800	Sands China Ltd	2,558,109
416,000	Sun Hung Kai Properties Ltd	5,646,022
279,000	Wharf Holdings Ltd (The)	2,415,699
328,500	Yue Yuen Industrial Holdings	910,717

	Total Hong Kong	26,480,725

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	Hungary — 0.0%
55,735	OTP Bank Plc	1,103,978

	India — 0.4%
77,983	Aban Offshore Ltd	266,546
701,604	Allahabad Bank	847,567
275,485	Aurobindo Pharma Ltd	888,221
60,523	Bank of Baroda	478,580
135,485	Bharat Heavy Electricals Ltd	298,566
457,586	Cairn India Ltd	2,326,512
92,038	Cipla Ltd	635,389
54,442	GAIL India Ltd	284,132
108,664	HCL Technologies Ltd	1,878,128
23,795	Hero Honda Motors Ltd	767,224
270,303	Hexaware Technologies Ltd	554,592
527,991	Hindalco Industries Ltd	942,452
312,200	Hindalco Industries Ltd GDR, 144A (c)	543,104
1,386,554	Housing Development & Infrastructure Ltd *	795,731
162,979	Idea Cellular Ltd	437,786
48,123	Infosys Ltd	2,309,712
138,300	Infosys Technologies Ltd Sponsored ADR	6,653,613
79,791	Jai Balaji Industries Ltd *	22,770
168,166	Jindal Steel & Power Ltd	628,428
216,541	Karnataka Bank Ltd	287,054
57,150	Lupin Ltd	781,164
1,096,340	NHPC Ltd	340,648
96,563	NMDC Ltd	185,211
128,236	NTPC Ltd	302,984
208,979	Oil & Natural Gas Corp Ltd	887,919
198,149	Oriental Bank of Commerce	459,719
131,503	Punjab National Bank Ltd (c)	972,556
154,857	Reliance Energy Ltd	913,522

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
587,690	Sesa Goa Ltd	1,686,461
72,780	Sesa Sterlite Ltd *	820,231
375,346	Steel Authority of India Ltd	299,966
59,155	Sun Pharmaceutical Industries Ltd	558,756
151,788	Tata Consultancy Services Ltd	4,659,504
128,671	Tata Motors Ltd	682,833
5,100	Tata Motors Ltd Sponsored ADR	135,762
115,895	Tata Motors Ltd – Class A	300,918
237,265	Tata Steel Ltd	1,034,036
146,761	Tech Mahindra Ltd	3,124,544
156,403	Wipro Ltd	1,181,163
74,513	Wipro Ltd ADR	764,503

	Total India	41,938,507

	Indonesia — 0.3%
18,502,000	Astra International Tbk PT	10,308,620
4,710,170	Bank Mandiri Persero Tbk PT	3,234,407
2,029,000	Bank Negara Indonesia Persero Tbk PT	713,359
5,374,270	Bank Rakyat Indonesia Persero Tbk PT	3,361,921
2,571,500	Bank Tabungan Negara Persero Tbk PT	206,560
2,085,000	Gajah Tunggal Tbk PT	418,756
9,608,500	Global Mediacom Tbk PT	1,600,811
741,000	Indosat Tbk PT	265,434
9,044,500	Kalbe Farma Tbk PT	921,783
5,674,500	Media Nusantara Citra Tbk PT	1,324,107
964,500	Mitra Adiperkasa Tbk PT	516,412
28,808,500	MNC Investama Tbk PT	870,320
3,432,000	Ramayana Lestari Sentosa Tbk PT	358,541
1,135,650	Semen Gresik Persero Tbk PT	1,276,659
29,721,000	Telekomunikasi Indonesia Persero Tbk PT	5,399,817
35,300	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,281,743
2,440,500	XL Axiata Tbk PT	896,325

	Total Indonesia	32,955,575

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	Ireland — 0.0%
101,682	Smurfit Kappa Group Plc	2,299,015

	Israel — 0.1%
269,702	Bank Hapoalim BM	1,364,742
548,649	Bank Leumi Le-Israel *	2,040,053
672,768	Israel Discount Bank Ltd – Class A *	1,212,764
94,904	Partner Communications Co Ltd	760,062

	Total Israel	5,377,621

	Italy — 1.2%
3,533,715	A2A SPA	3,454,233
240,356	Assicurazioni Generali SPA	4,808,981
102,420	Azimut Holding SPA	2,342,481
6,682,286	Enel SPA	25,658,286
1,159,563	ENI SPA	26,656,224
66,174	Exor SPA	2,490,032
1,037,774	Fiat SPA *	8,281,645
788,297	Finmeccanica SPA *	4,719,280
4,387,131	Intesa Sanpaolo SPA	9,074,906
14,951	Italcementi SPA-Di RISP	59,854
1,793,932	Mediaset SPA *	7,278,574
299,765	Mediolanum SPA	2,183,538
1,256,541	Milano Assicurazioni SPA *	899,461
64,970	Recordati SPA	781,948
11,453,632	Telecom Italia SPA	9,423,904
5,619,401	Telecom Italia SPA-Di RISP	3,734,509
1,849,103	UniCredit SPA	11,808,048

	Total Italy	123,655,904

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	Japan — 4.0%
150,800	Accordia Golf Co Ltd	1,861,794
369,500	Aeon Co Ltd	5,100,209
29,900	Alfresa Holdings Corp	1,543,838
73,600	Astellas Pharma Inc	3,759,485
93,000	Bridgestone Corp	3,408,306
226,000	Calsonic Kansei Corp	1,213,652
705,000	Cosmo Oil Co Ltd *	1,323,280
1,003,000	Daikyo Inc	3,214,733
94,700	Daito Trust Construction Co Ltd	9,476,930
490,000	Daiwa Securities Group Inc	4,422,078
260,100	Dena Co Ltd	5,294,152
614,000	DIC Corp	1,701,364
217,000	Fuji Heavy Industries Ltd	6,046,840
52,500	Fuji Oil Co Ltd	913,097
117,000	Gunze Ltd	318,474
184,000	Hanwa Co Ltd	872,714
660,600	Haseko Corp *	4,756,619
19,300	Idemitsu Kosan Co Ltd	1,672,788
107,800	IT Holdings Corp	1,364,502
1,004,500	Itochu Corp	12,374,619
876	Japan Retail Fund Investment Corp (REIT)	1,803,699
570,200	Japan Tobacco Inc	20,555,562
344,900	JFE Holdings Inc	8,992,622
1,794,600	JX Holdings Inc	9,326,516
105,600	K’s Holdings Corp	2,890,298
131,200	Kao Corp	4,097,220
2,827,000	Kawasaki Kisen Kaisha Ltd	6,659,647
283,500	KDDI Corp	14,569,051
2,134,000	Kobe Steel Ltd *	3,977,813
34,086	Kohnan Shoji Co Ltd	374,705
517,100	Leopalace21 Corp *	3,813,960

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
1,050,000	Marubeni Corp	8,303,820
1,160,000	Mazda Motor Corp *	5,214,595
130,604	Medipal Holdings Corp	1,613,496
939,000	Mitsubishi Chemical Holdings Corp	4,399,937
704,900	Mitsubishi Corp	14,312,157
425,000	Mitsubishi Heavy Industries Ltd	2,450,875
199,000	Mitsubishi Gas Chemical Co Inc	1,676,978
422,800	Mitsubishi UFJ Lease & Finance Co Ltd	2,247,666
654,500	Mitsui & Co Ltd	9,543,875
1,154,000	Mitsui Chemicals Inc	3,175,261
1,150,000	Mitsui Engineer & Shipbuilding Co Ltd	2,368,474
84,000	Mitsui Fudosan Co Ltd	2,836,627
728,012	Mitsui Mining & Smelting Co Ltd	2,122,720
1,403,134	Mitsui OSK Lines Ltd *	6,355,998
3,012,400	Mizuho Financial Group Inc	6,548,813
888,000	NEC Corp	2,063,058
122,400	NET One Systems Co Ltd	928,225
188,000	Nichirei Corp	1,024,655
551,000	Nippon Light Metal Co Ltd	849,206
120,632	Nippon Paper Industries Co Ltd	1,913,060
1,171,000	Nippon Steel Corp	3,988,467
272,000	Nippon Telegraph & Telephone Corp	14,157,772
1,536,000	Nippon Yusen Kabushiki Kaisha	4,871,040
267,641	Nipro Corp	2,589,095
134,000	Nisshinbo Industries Inc	1,109,488
645,600	Nomura Holdings Inc	5,049,701
148,986	North Pacific Bank Ltd	628,676
826,200	NTT Docomo Inc	13,387,865
14,700	Okinawa Electric Power Co	507,650
1,076	ORIX JREIT Inc (REIT)	1,367,034
35,879	Point Inc	1,701,816
2,173,900	Resona Holdings Inc	11,160,814
262,000	Ricoh Co Ltd	3,035,905

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
166,900	Round One Corp	964,771
29,500	Ryohin Keikaku Co Ltd	2,666,699
32,200	Sankyo Co Ltd	1,574,510
101,100	Sega Sammy Holdings Inc	2,917,199
79,000	Seino Holdings Co Ltd	808,647
15,300	Shimamura Co Ltd	1,523,347
1,241,000	Shinsei Bank Ltd	3,028,851
325,500	Showa Shell Sekiyu KK	3,646,531
2,539,800	Sojitz Corp	4,987,463
546,193	Sumitomo Light Metal Industries Ltd *	604,772
877,200	Sumitomo Corp	11,855,945
185,000	Sumitomo Electric Industries Ltd	2,690,733
272,000	Sumitomo Metal Mining Co Ltd	3,865,178
122,200	Sumitomo Mitsui Financial Group Inc	5,917,590
824,000	Sumitomo Mitsui Trust Holdings Inc	4,095,331
72,000	Sumitomo Realty & Development Co Ltd	3,431,695
86,000	Suruga Bank Ltd	1,482,530
29,352	Suzuken Co Ltd	966,768
274,600	Takeda Pharmaceutical Co Ltd	12,969,355
561,100	Tokyo Electric Power Co Inc (The) *	3,495,569
386,000	Tokyo Tatemono Co Ltd	3,548,985
150,000	TonenGeneral Sekiyu KK	1,387,480
799,000	Tosoh Corp	3,305,179
404,800	Toyota Motor Corp	25,962,867
217,500	Toyota Tsusho Corp	5,703,110
291,700	UNY Co Ltd	1,884,914
1,497,200	Yamada Denki Co Ltd	4,428,461

	Total Japan	410,919,866

	Malaysia — 0.1%
717,400	AMMB Holdings Berhad	1,632,281
876,900	CIMB Group Holdings Berhad	2,020,640
360,496	Hong Leong Bank Berhad	1,545,939

	Total Malaysia	5,198,860

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (continued)

	Mexico — 0.2%
462,500	America Movil SAB de CV	9,162,125
1,937,400	America Movil SAB de CV – Class L	1,921,193
11,800	Fomento Economico Mexicano SAB de CV	114,489
10,600	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,029,154
380,800	Grupo Financiero Banorte SAB de CV – Class O	2,372,745
11,700	Grupo Financiero Santander Mexico SAB de CV	161,694
200	Grupo Financiero Santander Mexico SAB de CV – Class B	554
33,300	Grupo Televisa SAB Sponsored ADR	930,735
17,200	Grupo Televisa SAB-Series CPO	96,056
274,300	Wal-Mart de Mexico SAB de CV – Class V	717,943

	Total Mexico	16,506,688

	Netherlands — 0.3%
942,824	Aegon NV	6,976,181
48,777	CSM NV	1,180,585
962,840	ING Groep NV *	10,925,325
312,400	Koninklijke BAM Groep NV	1,676,961
73,686	Koninklijke Philips Electronics NV	2,377,186
85,275	SNS REAAL NV *(c)	—
267,242	Unilever NV	10,199,740
219,400	VimpelCom Ltd Sponsored ADR	2,577,950

	Total Netherlands	35,913,928

	New Zealand — 0.1%
321,916	Chorus Ltd	721,742
266,017	Fletcher Building Ltd	2,096,896
1,570,573	Telecom Corp of New Zealand	3,029,619

	Total New Zealand	5,848,257

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	Norway — 0.1%
413,099	DNB ASA	6,273,249
171,187	Golden Ocean Group Ltd	252,143
158,471	StatoilHydro ASA	3,599,383
43,807	TGS Nopec Geophysical Co ASA	1,289,595

	Total Norway	11,414,370

	Peru — 0.1%
453,655	Cia de Minas Buenaventura SA ADR	5,312,300

	Philippines — 0.0%
478,850	BDO Unibank Inc	825,732
44,110	GT Capital Holdings Inc	768,775
425,246	Metropolitan Bank & Trust	811,326
11,890	Philippine Long Distance Telephone Co	810,829
5,700	Philippine Long Distance Telephone Co Sponsored ADR	386,688
867,800	Puregold Price Club Inc	832,147

	Total Philippines	4,435,497

	Poland — 0.2%
1,503,980	Boryszew SA *	274,139
372,502	KGHM Polska Miedz SA	14,700,160
71,939	PGE SA	383,243
184,295	Synthos SA	281,430

	Total Poland	15,638,972

	Portugal — 0.1%
1,626,407	EDP-Energias de Portugal SA	5,941,732

	Russia — 1.4%
11,579	Bashneft OAO	678,770
97,697	Evraz Plc *	201,987

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
33,452	Gazprom Neft JSC Sponsored ADR	733,685
5,132,826	Gazprom OAO Sponsored ADR	45,133,370
51,773	Globaltrans Investment Plc Sponsored GDR	750,500
78,526	JSFC Sistema OJSC Sponsored GDR (Registered Shares)	2,040,193
446,225	Lukoil OAO Sponsored ADR	28,233,122
972	Magnit OJSC	246,379
35,486	Magnit OJSC GDR	2,190,494
19,111	MegaFon OAO GDR	672,606
88,896	MMC Norilsk Nickel OJSC ADR	1,280,948
246,500	Mobile Telesystems Sponsored ADR *	5,487,090
44,395	Moscow Exchange (The)	85,018
13,775	NovaTek OAO GDR	1,818,241
1,534,486	Rosneft OAO GDR (Registered Shares)	12,407,225
16,319	Rostelecom OJSC Sponsored ADR	307,891
1,954,596	Sberbank Sponsored ADR	23,520,637
789,893	Surgutneftegas OAO Sponsored ADR	6,769,858
90,024	Tatneft Sponsored ADR	3,516,915
7,254	Uralkali Sponsored GDR (Registered Shares)	188,182
388,994,452	VTB Bank OJSC	512,306
2,450,917	VTB Bank OJSC GDR (Registered Shares)	6,464,740

	Total Russia	143,240,157

	Singapore — 0.2%
842,000	CapitaCommercial Trust (REIT)	972,134
1,111,085	Ezra Holdings Ltd *	1,014,522
11,471,000	Golden Agri-Resources Ltd	4,757,144
176,000	Ho Bee Investment Ltd	292,999
4,146,000	Noble Group Ltd	3,077,842
341,000	Singapore Technologies Engineering Ltd	1,135,029
2,128,000	Singapore Telecommunications Ltd	6,337,373
696,000	Swiber Holdings Ltd	360,665
1,638,000	Yangzijiang Shipbuilding Holdings Ltd	1,431,223

	Total Singapore	19,378,931

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	South Africa — 0.4%
1,678,923	African Bank Investments Ltd	2,786,644
23,767	AngloGold Ashanti Ltd Sponsored ADR *	315,626
82,903	Barclays Africa Group Ltd	1,216,226
37,179	Bidvest Group Ltd	932,218
75,625	Exxaro Resources Ltd	1,237,844
312,443	FirstRand Ltd	1,042,127
57,654	Foschini Group Ltd (The)	597,798
29,016	Gold Fields Ltd	132,852
9,614	Gold Fields Ltd Sponsored ADR	43,936
458,029	Growthpoint Properties Ltd	1,125,707
21,810	Imperial Holdings Ltd	473,776
71,134	Investec Ltd	466,668
4,560	Kumba Iron Ore Ltd	210,635
462,614	MTN Group Ltd	9,034,046
112,777	Naspers Ltd-N Shares	10,441,102
20,129	Remgro Ltd	388,919
83,521	Sasol Ltd	3,986,673
1,647	Sasol Ltd Sponsored ADR	78,710
63,052	Standard Bank Group Ltd	752,776
179,414	Steinhoff International Holdings Ltd *	638,463
250,412	Telkom South Africa Ltd *	608,686
186,122	Vodacom Group Ltd	2,308,917
79,097	Wilson Bayly Holmes-Ovcon Ltd	1,258,771

	Total South Africa	40,079,120

	South Korea — 2.3%
148,860	BS Financial Group Inc	2,222,882
5,601	CJ Corp	604,801
1,274	CJ O Shopping Co Ltd	414,948
24,238	Daelim Industrial Co Ltd	2,187,718
44,600	Daewoo Securities Co Ltd	408,158

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
24,670	Daewoo Shipbuilding & Marine Engineering Co Ltd	793,495
37,780	DGB Financial Group Inc	569,360
46,900	Dongbu Insurance Co Ltd	2,016,001
28,300	Dongkuk Steel Mill Co Ltd	389,697
44,840	GS Engineering & Construction Corp	1,561,781
73,915	GS Holdings	3,880,974
278,321	Hana Financial Group Inc	9,538,698
42,720	Hankook Tire WorldwideCo Ltd	1,009,936
56,800	Hanwha Corp	2,002,491
11,773	Honam Petrochemical Corp	2,173,821
5,579	Hyosung Corp	372,110
24,816	Hyundai Engineering & Construction	1,426,141
21,767	Hyundai Heavy Industries Co Ltd	5,348,475
17,700	Hyundai Hysco Co Ltd	758,214
57,470	Hyundai Marine & Fire Insurance Co Ltd	1,563,713
3,505	Hyundai Mipo Dockyard	511,568
43,768	Hyundai Mobis	11,643,233
72,769	Hyundai Motor Co	16,977,957
60,770	Hyundai Securities Co Ltd	378,063
34,714	Hyundai Steel Co	2,670,907
5,318	Hyundai Wia Corp	837,738
270,490	Industrial Bank of Korea	2,995,419
249,700	KB Financial Group Inc	8,791,163
4,100	KB Financial Group Inc ADR	143,582
265,568	Kia Motors Corp	16,121,680
16,627	Kolon Industries Inc	879,967
2,658	Korea Kumho Petrochemical Co Ltd	250,935
8,727	Korea Zinc Co Ltd	2,639,908
225,470	KT Corp	7,551,407
30,900	KT Corp Sponsored ADR	518,193
11,301	KT&G Corp	809,445
17,070	LG Chem Ltd	4,881,301
16,063	LG Corp	989,667

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
17,518	LG Electronics Inc	1,160,793
27,420	LG Fashion Corp	770,741
28,910	LG International Corp	869,589
282,880	LG Uplus Corp *	3,040,782
52,810	LIG Insurance Co Ltd	1,199,342
4,377	Lotte Shopping Co Ltd	1,549,246
8,012	Mando Corp	950,961
85,290	Meritz Fire & Marine Insurance Co Ltd	1,094,092
8,401	Mirae Asset Securities Co Ltd	287,378
19,576	O Media Holdings Co Ltd *	716,621
13,420	Poongsan Corp	333,897
19,939	POSCO	5,906,567
28,900	POSCO ADR	2,128,196
4,270	S-Oil Corp	309,542
25,150	Samsung Card Co	936,182
14,700	Samsung Electro Mechanics Co Ltd	1,179,904
33,177	Samsung Electronics Co Ltd	42,200,925
2,634	Samsung Electronics Co Ltd GDR (Registered Shares)	1,677,450
34,923	Samsung Engineering Co Ltd	2,682,192
8,018	Samsung Fire & Marine Insurance Co Ltd	1,840,774
76,080	Samsung Heavy Industries Co Ltd	3,042,294
3,473	Samsung Life Insurance Co Ltd	337,777
9,523	Samsung SDI Co Ltd	1,659,533
2	Samsung Securities Co Ltd	88
14,280	Seah Besteel Corp	403,297
221,610	Shinhan Financial Group Co Ltd	9,016,708
3,159	Shinsegae Co Ltd	678,152
18,376	SK Chemicals Co Ltd	800,114
3,656	SK Gas Co Ltd	257,259
13,951	SK Holdings Co Ltd	2,518,571
60,753	SK Innovation Co Ltd	8,256,580
38,977	SK Telecom Co Ltd	7,970,384
108,900	SK Telecom Co Ltd ADR	2,472,030

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30,2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
18,050	SL Corp	260,903
42,798	Sungwoo Hitech Co Ltd	634,637
489,010	Woori Finance Holdings Co Ltd	5,687,774
57,380	Woori Investment & Securities Co Ltd	618,659

	Total South Korea	234,285,481

	Spain — 1.5%
2,043,928	Banco Bilbao Vizcaya Argentaria SA	22,856,044
6,374,181	Banco Santander SA	51,969,529
444,038	Gas Natural SDG SA	9,283,560
2,466,335	Iberdrola SA	14,336,067
206,462	Indra Sistemas SA	3,095,414
664,177	Repsol YPF SA	16,467,363
2,556,854	Telefonica SA *	39,749,142

	Total Spain	157,757,119

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd *(d)	59,738

	Sweden — 0.2%
81,715	Alliance Oil Co Ltd *	614,713
149,370	Investor AB	4,530,016
175,333	Nordea Bank AB	2,115,758
242,411	Skandinaviska Enskilda Banken AB – Class A	2,569,616
53,895	Svenska Handelsbanken AB – Class A	2,305,876
178,874	Swedbank AB-A Shares	4,166,496
448,766	TeliaSonera AB	3,433,484

	Total Sweden	19,735,959

	Switzerland — 0.8%
23,252	Cie Financiere Richemont SA	2,329,752
169,206	Credit Suisse Group AG (Registered)	5,174,645

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
170,516	Nestle SA (Registered)	11,890,782
414,951	Novartis AG (Registered)	31,917,273
112,105	Roche Holding AG (Non Voting)	30,254,156

	Total Switzerland	81,566,608

	Taiwan — 1.1%
1,355,000	Acer Inc *	942,010
1,130,000	Advanced Semiconductor Engineering Inc	1,092,973
297,000	Advantech Co Ltd	1,662,654
726,000	Asustek Computer Inc	5,787,517
441,000	Career Technology MFG Co Ltd	459,117
908,000	Catcher Technology Co Ltd	4,805,356
279,000	Chipbond Technology Corp	576,103
1,950,470	Chunghwa Telecom Co Ltd	6,209,337
500	Chunghwa Telecom Co Ltd ADR	15,790
5,617,000	Compal Electronics Inc	4,105,120
877,000	Coretronic Corp	740,996
389,000	Delta Electronics Inc	1,888,988
1,761,600	E.Sun Financial Holding Co Ltd	1,141,807
324,000	Elan Microelectronics Corp	552,535
1,610,000	Far EasTone Telecommunications Co Ltd	4,011,278
299,062	Flexium Interconnect Inc	1,030,974
598,000	Foxconn Technology Co Ltd	1,552,773
405,000	Highwealth Construction Corp	893,232
6,152,000	Hon Hai Precision Industry Co Ltd *	15,788,171
733,000	HTC Corp	3,272,098
228,540	ILI Technology Corp	520,272
57,000	Kinsus Interconnect Technology Corp	200,643
18,000	Largan Precision Co Ltd	605,612
636,537	Lite-On Technology Corp	1,085,002
242,000	Makalot Industrial Co Ltd	1,215,650
242,000	MediaTek Inc	2,989,253

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
1,145,000	Mega Financial Holding Co Ltd	938,795
51,000	Mstar Semiconductor Inc	470,912
206,000	Novatek Microelectronics Corp	853,276
734,000	Pegatron Corp *	1,048,768
125,000	Phison Electronics Corp	900,716
218,000	Pou Chen Corp	254,010
1,286,000	Powertech Technology Inc	2,418,922
1,444,000	Quanta Computer Inc	3,131,702
722,020	Radiant Opto-Electronics Corp	2,575,162
256,330	Realtek Semiconductor Corp	626,206
12,805	Shin Kong Financial Holding Co Ltd	4,334
60,632	Silicon Motion Technology Corp ADR	791,854
471,000	Siliconware Precision Industries Co	551,755
217,000	Simplo Technology Co Ltd	1,054,573
619,000	Synnex Technology International Corp	968,980
4,329,927	Taishin Financial Holding Co Ltd	2,000,726
749,000	Taiwan Mobile Co Ltd	2,656,638
495,044	Taiwan PCB Techvest Co Ltd	583,907
756,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,835,328
741,000	Taiwan Semiconductor Manufacturing Co Ltd	2,523,207
282,085	TPK Holding Co Ltd	2,561,229
602,000	Tripod Technology Corp	1,173,412
1,156,000	Unimicron Technology Corp	985,746
2,049,000	United Microelectronics Corp	876,576
2,869,522	Wistron Corp	2,782,828
818,000	WPG Holdings Co Ltd	962,890
533,000	Yungtay Engineering Co Ltd	1,399,594

	Total Taiwan	111,077,307

	Thailand — 0.3%
503,900	Advanced Info Service Pcl(Foreign Registered)	4,117,484
851,900	Bangchak Petroleum Pcl	866,167

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
576,060	Bangkok Dusit Medical Service Pcl – Class F	2,324,939
2,192,500	Banpu Pcl (Foreign Registered)	1,928,091
1,643,840	BTS Rail Mass Transit Growth Infrastructure Fund	508,730
409,750	Electricity Generating Pcl (Foreign Registered)	1,625,986
1,271,900	Esso Thailand Pcl (Foreign Registered)	264,727
676,200	Glow Energy Pcl (Foreign Registered)	1,411,195
748,800	PTT Exploration & Production Pcl (Foreign Registered)	3,920,024
891,900	PTT Pcl (Foreign Registered)	9,021,381
283,100	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (c)	446,135
646,200	Ratchaburi Electricity Generating Holding Pcl NVDR	1,033,615
160,600	Shin Corp Pcl	424,067
97,000	Shin Corp Pcl (Foreign Registered) (c)	254,623
1,095,200	Thai Oil Pcl (Foreign Registered)	2,024,392
3,091,700	Thai Tap Water Supply Pcl (Foreign Registered)	990,223
208,600	Thanachart Capital Pcl (Foreign Registered)	223,719

	Total Thailand	31,385,498

	Turkey — 0.3%
758,382	Akbank TAS	2,794,883
1,277,920	Asya Katilim Bankasi AS *	1,208,864
496,443	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	625,376
204,065	Emlak Konut Gayrimenkul Yatirim Ortakligi	276,733
148,114	Haci Omer Sabanci Holding AS	715,686
305,902	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	790,886
176,503	KOC Holding AS	814,938
319,972	Koza Anadolu Metal Madencilik Isletmeleri AS *	647,903
82,035	Pegasus Hava Tasimaciligi AS *	1,352,867
84,433	Tekfen Holding AS	190,733
12,240	Tupras-Turkiye Petrol Rafineriler AS	258,693
563,867	Turk Telekomunikasyon AS	1,963,174
774,596	Turkcell Iletisim Hizmetleri AS *	4,551,666
11,300	Turkcell Iletisim Hizmetleri AS ADR *	166,675

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
1,595,196	Turkiye Garanti Bankasi AS	6,292,722
767,758	Turkiye IS Bankasi – Class C	2,029,805
479,519	Turkiye Vakiflar Bankasi TAO – Class D	1,093,980
166,832	Turkiye Halk Bankasi AS	1,221,903
1,166,312	Yapi ve Kredi Bankasi AS	2,599,691

	Total Turkey	29,597,178

	United Kingdom — 5.2%
48,243	Admiral Group Plc	962,319
157,535	Amlin Plc	1,031,504
189,309	Ashtead Group Plc	1,884,109
1,056,392	AstraZeneca Plc	54,916,611
822,869	Aviva Plc	5,281,678
1,973,574	BAE Systems Plc	14,505,411
698,271	Balfour Beatty Plc	3,215,523
6,435,074	Barclays Plc	27,501,406
448,126	Barratt Developments Plc *	2,232,422
174,459	BG Group Plc	3,330,363
422,216	BHP Billiton Plc	12,420,043
9,222,217	BP Plc	64,655,504
186,758	British American Tobacco Plc	9,828,941
987,601	BT Group Plc	5,468,085
78,451	Bunzl Plc	1,699,307
60,735	Cape Plc	240,409
143,492	Catlin Group Ltd	1,124,511
364,564	Cobham Plc	1,695,093
389,129	Darty Plc	434,994
681,498	Debenhams Plc	1,127,208
3,015,727	Dixons Retail Plc *	2,273,394
227,967	Drax Group Plc	2,514,933
25,928	Eurasia Drilling Co Ltd GDR	1,032,741
1,061,830	FirstGroup Plc	2,055,148

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
1,551,238	GlaxoSmithKline Plc	39,002,386
1,022,576	Home Retail Group Plc	2,779,832
154,536	Imperial Tobacco Group Plc	5,712,816
227,428	Inchcape Plc	2,245,525
59,865	InterContinental Hotels Group Plc	1,747,539
199,651	Intermediate Capital Group Plc	1,441,941
30,380	JD Wetherspoon Plc	359,299
91,161	Lancashire Holdings Ltd	1,134,167
1,253,035	Legal & General Group Plc	3,976,074
13,110,622	Lloyds Banking Group Plc *	15,610,160
1,964,256	Man Group Plc	2,665,410
341,217	Marks & Spencer Group Plc	2,741,733
63,140	Micro Focus International Plc	774,806
153,798	National Express Group Plc	638,604
48,253	Next Plc	4,031,723
358,144	Prudential Plc	6,662,983
141,152	Punch Taverns Plc *	32,491
75,766	Reckitt Benckiser Group Plc	5,539,635
555,943	Rio Tinto Plc	27,137,254
195,964	Rolls-Royce Holdings Plc	3,525,758
1,236,718	Royal Bank of Scotland Group Plc *	7,177,765
1,663,206	Royal Dutch Shell Plc A Shares (London)	54,828,481
901,793	Royal Dutch Shell Plc B Shares (London)	31,114,395
190,767	Scottish & Southern Energy Plc	4,549,702
184,450	Spirit Pub Co Plc	213,530
372,888	Standard Life Plc	2,083,741
2,190,726	Tesco Plc	12,735,834
1,677,807	Thomas Cook Group Plc *	4,170,168
513,602	TUI Travel Plc	3,056,513
36,673	Unilever Plc	1,425,856
14,827,232	Vodafone Group Plc	52,040,955
523,578	William Hill Plc	3,413,870
195,334	WPP Plc	4,014,123

	Total United Kingdom	530,016,726

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)

	United States — 17.3%
286,200	3M Co.	34,175,142
922,300	Abbott Laboratories	30,611,137
30,700	Accenture Plc – Class A	2,260,748
36,300	Adobe Systems, Inc. *	1,885,422
45,300	Allergan, Inc.	4,097,385
21,200	AmerisourceBergen Corp.	1,295,320
155,900	Amgen, Inc.	17,451,446
57,600	Apple, Inc.	27,460,800
15,200	Automatic Data Processing, Inc.	1,100,176
143,500	Baxter International, Inc.	9,426,515
86,100	Becton, Dickinson and Co.	8,611,722
56,700	Bed Bath & Beyond, Inc. *	4,386,312
463,300	Bristol-Myers Squibb Co.	21,441,524
23,800	Cardinal Health, Inc.	1,241,170
697,100	Chevron Corp.	84,697,650
39,100	Church & Dwight Co., Inc.	2,347,955
2,360,800	Cisco Systems, Inc.	55,289,936
2,344,600	Coca-Cola Co. (The)	88,813,448
14,200	Cognizant Technology Solutions Corp. – Class A *	1,166,104
595,100	Colgate-Palmolive Co.	35,289,430
23,000	Copa Holdings SA – Class A	3,189,410
90,200	Costco Wholesale Corp.	10,383,824
17,900	Covidien Plc	1,090,826
44,600	CTC Media, Inc.	468,746
155,200	CVS Caremark Corp.	8,807,600
49,000	Danaher Corp.	3,396,680
73,200	eBay, Inc. *	4,083,828
367,600	Eli Lilly & Co.	18,501,308
390,000	EMC Corp.	9,968,400
60,400	Emerson Electric Co.	3,907,880
828,600	Express Scripts Holding Co. *	51,190,908

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
324,000	Exxon Mobil Corp.	27,876,960
163,200	General Mills, Inc.	7,820,544
13,000	Genuine Parts Co.	1,051,570
163,400	Gilead Sciences, Inc. *	10,268,056
118,300	Google, Inc.-Class A *	103,620,153
1,069,800	Hewlett-Packard Co.	22,444,404
18,200	Home Depot, Inc.	1,380,470
34,300	Illinois Tool Works, Inc.	2,616,061
426,500	International Business Machines Corp.	78,979,270
83,400	Intuit, Inc.	5,530,254
1,180,200	Johnson & Johnson	102,311,538
94,800	Kimberly-Clark Corp.	8,932,056
64,500	Laboratory Corp. of America Holdings *	6,394,530
250,000	Lorillard, Inc.	11,195,000
18,500	Mastercard, Inc.-Class A	12,446,430
391,500	McDonald’s Corp.	37,666,215
20,700	McKesson Corp.	2,655,810
569,900	Medtronic, Inc.	30,347,175
684,600	Merck & Co., Inc.	32,593,806
3,027,900	Microsoft Corp.	100,859,349
11,800	Monsanto Co.	1,231,566
216,800	Nike, Inc.-Class B	15,748,352
2,865,600	Oracle Corp.	95,051,952
768,800	PepsiCo, Inc.	61,119,600
2,688,900	Pfizer, Inc.	77,198,319
842,400	Philip Morris International, Inc.	72,943,416
4,900	Precision Castparts Corp.	1,113,476
1,085,600	Procter & Gamble Co. (The)	82,060,504
352,300	Qualcomm, Inc.	23,730,928
82,900	Quest Diagnostics, Inc.	5,122,391
103,700	Southern Copper Corp.	2,824,788
128,100	Stryker Corp.	8,658,279
282,400	Sysco Corp.	8,988,792

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS — (Continued)
339,900	Target Corp.	21,746,802
51,700	Texas Instruments, Inc.	2,081,959
72,200	TJX Cos., Inc. (The)	4,071,358
53,000	United Technologies Corp.	5,714,460
346,100	UnitedHealth Group, Inc.	24,784,221
46,700	Visa, Inc. – Class A	8,924,370
869,000	Wal-Mart Stores, Inc.	64,271,240
208,500	Walgreen Co.	11,217,300
23,500	WellPoint, Inc.	1,964,835
4,300	WW Grainger, Inc.	1,125,353
23,200	Yum! Brands, Inc.	1,656,248
143,600	Zimmer Holdings, Inc.	11,795,304

	Total United States	1,770,174,216

	TOTAL COMMON STOCKS (COST $4,287,791,376)	4,544,583,077

	PREFERRED STOCKS (a) — 1.1%

	Brazil — 0.8%
63,500	AES Tiete SA	616,004
449,790	Banco Bradesco SA	6,165,510
411,610	Banco Bradesco SA ADR	5,713,147
167,300	Banco do Estado do Rio Grande do Sul SA – Class B	1,154,938
278,950	Bradespar SA	3,096,228
37,000	Braskem SA-Class A *	296,327
35,900	Cia de Bebidas das Americas ADR	1,376,765
80,600	Cia Energetica de Minas Gerais Sponsored ADR	696,384
24,200	Cia Energetica de Sao Paulo – Class B	258,237
12,100	Cia Paranaense de Energia ADR	168,916
214,200	Cia Energetica de Minas Gerais	1,859,499
6,600	Companhia de Bebidas das Americas	254,495
33,600	Companhia Paranaense de Energia Class B	476,795
234,600	Eletropaulo Metropolitana Electricidade de Sao Paulo SA	905,035

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	PREFERRED STOCKS — (Continued)
230,400	Gerdau SA	1,725,687
215,100	Gerdau SA ADR	1,604,646
132,800	Gol Linhas Aereas Inteligentes SA *	634,550
666,260	Itau Unibanco Holding SA	9,457,447
573,760	Itau Unibanco Holding SA ADR	8,101,491
2,106,470	Itausa-Investimentos Itau SA	8,554,000
89,100	Klabin SA	468,757
184,600	Metalurgica Gerdau SA	1,762,458
333,900	Oi SA	644,810
337,800	Petroleo Brasileiro SA (Petrobras)	2,798,361
69,895	Suzano Papel e Celulose SA	275,947
86,400	Telefonica Brasil SA	1,916,838
110,200	Telefonica Brasil SA ADR	2,472,888
43,300	Tim Participacoes SA ADR *	1,020,581
453,300	Usinas Siderrurgicas de Minas Gerais SA *	2,151,656
1,606,700	Vale SA	22,864,828
253,300	Vale SA Sponsored ADR	3,599,393

	Total Brazil	93,092,618

	Germany — 0.1%
74,507	Porsche Automobil Holding SE	6,503,987

	Russia — 0.1%
1,062,224	Sberbank	2,448,903
7,133,702	Surgutneftegaz OJSC	5,151,218
214	Transneft	428,000

	Total Russia	8,028,121

	South Korea — 0.1%
18,532	Hyundai Motor Co	1,949,321
26,052	Hyundai Motor Co	2,617,834
2,836	Samsung Electronics Co Ltd (Non-Voting)	2,311,646

	Total South Korea	6,878,801

	TOTAL PREFERRED STOCKS (COST $114,240,048)	114,503,527

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	RIGHTS/WARRANTS (a) — 0.0%

	Spain — 0.0%
2,043,928	BBVA Rights *	279,278

	TOTAL RIGHTS/WARRANTS (COST $273,626)	279,278

	SHORT-TERM INVESTMENTS (a) — 8.4%

	Money Market Funds — 3.7%
372,656,893	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (e)	372,656,893

	U.S. Government — 4.7%
86,000,000	U.S. Treasury Bill, 0.02%, due 02/06/14 (f)(g)	85,995,442
107,000,000	U.S. Treasury Bill, 0.05%, due 05/29/14 (f)(g)	106,967,900
90,000,000	U.S. Treasury Bill, 0.09%, due 09/18/14 (f)	89,922,960
50,000,000	U.S. Treasury Bill, 0.10%, due 11/14/13 (f)(g)	49,993,583
150,000,000	U.S. Treasury Bill, 0.03%, due 04/03/14 (f)(g)	149,975,100

	Total U.S. Government	482,854,985

	TOTAL SHORT-TERM INVESTMENTS (COST $855,344,000)	855,511,878

	TOTAL INVESTMENTS — 100.3% (Cost $9,995,322,901)	10,248,623,261
	Other Assets and Liabilities (net) — (0.3%)	(33,256,045)

	TOTAL NET ASSETS — 100.0%	$10,215,367,216

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/03/2013	BCLY	BRL	192,933,949	USD	87,427,021	$395,455
10/03/2013	BOA	BRL	96,102,757	USD	42,196,600	(1,154,886)
11/05/2013	BCLY	CAD	77,812,625	USD	74,134,798	(1,343,054)
11/05/2013	DB	CAD	79,362,385	USD	75,606,698	(1,374,413)
10/15/2013	BCLY	CHF	20,047,627	USD	21,642,321	(527,993)
10/15/2013	GS	CHF	9,793,210	USD	10,599,228	(230,908)
10/15/2013	JPM	CHF	10,169,872	USD	10,977,071	(269,609)
10/15/2013	MSCI	CHF	19,933,805	USD	21,542,691	(501,748)
11/22/2013	DB	CNY	240,694,857	USD	39,083,357	(167,762)
10/22/2013	BBH	EUR	93,014,000	USD	124,274,145	(1,566,088)
10/22/2013	BCLY	EUR	209,935,378	USD	278,246,575	(5,778,592)
10/22/2013	DB	EUR	69,874,791	USD	92,648,732	(1,886,069)
10/22/2013	MSCI	EUR	139,438,518	USD	184,842,913	(3,805,845)
11/19/2013	BCLY	GBP	73,244,530	USD	115,664,465	(2,867,857)
11/19/2013	GS	GBP	147,393,962	USD	232,644,603	(5,884,452)
11/19/2013	JPM	GBP	73,530,362	USD	116,045,985	(2,948,902)
11/25/2013	BCLY	JPY	18,505,616,842	USD	186,529,734	(1,793,178)
11/25/2013	DB	JPY	18,738,519,875	USD	188,995,749	(1,697,307)
11/01/2013	BCLY	KRW	95,274,609,847	USD	84,952,840	(3,529,354)
11/01/2013	JPM	KRW	95,332,127,740	USD	85,023,079	(3,512,532)
11/12/2013	JPM	NZD	64,426,265	USD	50,079,824	(3,280,473)
10/01/2013	JPM	SGD	7,424,652	USD	5,912,303	(5,877)
12/13/2013	BCLY	TWD	1,668,620,855	USD	56,429,518	(68,167)
10/01/2013	JPM	USD	5,913,197	SGD	7,424,652	4,982
10/03/2013	BCLY	USD	128,693,775	BRL	289,036,706	1,689,276
11/01/2013	BCLY	USD	176,411,278	KRW	190,606,737,587	606,528
11/05/2013	BOA	USD	152,622,287	CAD	157,175,010	(163,325)
11/22/2013	DB	USD	38,930,379	CNY	240,694,857	320,740
12/13/2013	BOA	USD	28,321,692	TWD	834,555,293	(64,558)
12/13/2013	DB	USD	28,311,798	TWD	834,065,562	(71,246)

						$(41,477,214)

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
49	CAC40	October 2013	$2,747,951	$(22,657)
111	DAX	December 2013	32,250,091	(98,883)
464	EURO STOXX 50	December 2013	18,066,188	(128,530)
165	FTSE 100	December 2013	17,151,924	(286,782)
57	FTSE/MIB	December 2013	6,723,694	(155,358)
319	S&P 500	December 2013	26,705,085	(215,172)
41	SPI 200	December 2013	4,998,155	(8,337)
217	TOPIX	December 2013	26,545,820	263,818

			$135,188,908	$(651,901)

Sales
78	S&P TSX 60 Index	December 2013	$11,063,347	$(37,563)

Written Options (a)

Index Options

	Contract Number		Expiration Date	Description	Premiums	Market Value
Put	222	EUR	10/18/2013	EURO STOXX 50, Strike 2,900	$117,046	$(154,201)
Put	2,963	EUR	10/18/2013	EURO STOXX 50, Strike 2,925	1,886,933	(2,589,983)
Put	386	GBP	10/18/2013	FTSE 100, Strike 6,600	445,379	(1,087,000)
Put	20	GBP	10/18/2013	FTSE 100, Strike 6,550	22,702	(44,498)
Put	11	GBP	10/18/2013	FTSE 100, Strike 6,575	19,208	(27,636)
Put	234	HKD	10/30/2013	Hang Seng, Strike 23,200	606,395	(871,151)
Put	5	HKD	10/30/2013	Hang Seng, Strike 23,600	17,393	(27,047)
Put	11	HKD	10/30/2013	Hang Seng, Strike 23,400	35,682	(50,488)
Put	532	JPY	10/11/2013	Nikkei 225, Strike 14,375	2,120,763	(1,068,992)
Put	1	USD	10/19/2013	S&P 500, Strike 1,685	2,647	(2,460)
Put	44	USD	10/19/2013	S&P 500, Strike 1,700	94,010	(142,560)
Put	39	USD	10/19/2013	S&P 500, Strike 1,725	90,362	(194,220)
Put	913	USD	10/19/2013	S&P 500, Strike 1,720	1,941,571	(4,190,670)
Put	34	USD	10/19/2013	S&P 500, Strike 1,695	83,864	(100,640)
Put	125	AUD	10/17/2013	S&P ASX 200, Strike 5,275	94,820	(90,365)
Put	554	AUD	10/17/2013	S&P ASX 200, Strike 5,250	243,264	(338,568)

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

	Contract Number		Expiration Date	Description	Premiums	Market Value
Put	31	AUD	10/17/2013	S&P ASX 200, Strike 5,300	$12,909	$(27,128)
Put	2,922	CAD	10/18/2013	S&P TSX 60, Strike 740	250,491	(354,594)
Put	289	CAD	10/18/2013	S&P TSX 60, Strike 735	23,864	(26,797)

					$8,109,303	$(11,388,998)

As of September 30, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

The rates shown on variable interest rate notes are the current interest rates at September 30, 2013, which are subject to change based on the terms of the security.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(d)	The security is restricted as to resale.

(e)	The rate disclosed is the 7 day net yield as of September 30, 2013. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2013 (Unaudited)

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swaps contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan Renminbi

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - South Korean Won

NZD - New Zealand Dollar

SGD - Singapore Dollar

TWD -Taiwan Dollar

USD - United States Dollar

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — September 30, 2013 (Unaudited)

Assets:
Investments in affiliated issuers, at value (a)	$3,692,826,189
Investments in unaffiliated issuers, at value (b)	6,555,797,072
Foreign currency, at value (c)	9,972,026
Receivable for investments sold	1,942,847
Dividends and interest receivable	10,817,912
Foreign taxes receivable	2,284,171
Unrealized appreciation on open forward currency contracts	3,016,981
Due from broker	7,669,696
Receivable for expenses reimbursed and/or waived by Manager	2,186,635

Total assets	10,286,513,529

Liabilities:
Payable for investments purchased	7,444,972
Accrued capital gain taxes payable	125,315
Payable to affiliate for:
Management fee	5,159,155
Supplemental support fee – Class MF	491,211
Shareholder service fee	394,876
Payable for variation margin on open futures contracts	684,481
Unrealized depreciation on open forward currency contracts	44,494,195
Written options outstanding, at value (d)	11,388,998
Payable to agents unaffiliated with the Manager	1,590
Payable to Trustees and related expenses	18,636
Accrued expenses	942,884

Total liabilities	71,146,313

Net assets	$10,215,367,216

(a) Cost of investments – affiliated issuers:	$3,695,430,161
(b) Cost of investments – unaffiliated issuers:	$6,299,892,740
(c) Cost of foreign currency:	$9,936,970
(d) Premiums on written options:	$8,109,303
Net assets consist of:
Paid-in capital	$9,904,339,088
Accumulated undistributed net investment income	62,478,649
Accumulated net realized gain	40,623,709
Net unrealized appreciation	207,925,770

$10,215,367,216

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — September 30, 2013 (Unaudited) – (Continued)

Net assets attributable to:
Class III shares	$2,316,960,714

Class IV shares	$1,701,569,675

Class MF shares	$6,196,836,827

Shares outstanding:
Class III	87,354,337

Class IV	64,170,044

Class MF	233,621,257

Net asset value per share:
Class III	$26.52

Class IV	$26.52

Class MF	$26.53

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219788 11-13 A260/AR260 09-13

Wells Fargo Advantage Asset Allocation Fund

Annual Report

September 30, 2013

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The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Asset Allocation Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery, combined with resilience in European economies and encouraging news out of China, resulted in double-digit returns for major developed stock market indexes for the 12-month reporting period. Emerging markets lagged their developed counterparts, though, and investment-grade bonds posted losses on higher interest rates.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. In May 2013, however, indications that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default.

U.S. and developed foreign market stocks gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This was an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. European stock markets initially benefited from reduced uncertainty about a possible breakup of the eurozone. Later in the period, signs emerged that the eurozone was exiting its long-lived recession, further boosting European stock markets. In the fixed-income market, the rising interest rates that followed the Fed’s taper talk resulted in negative returns for investment-grade bonds for the 12-month period. However, high-yield bond indexes posted single-digit gains, continuing to benefit from their more generous yields and a relatively low default rate. Emerging markets ended the reporting period with only modest gains as investors worried about potential or actual slowing economic growth in major emerging markets such as China and India.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	2.83	5.74	6.23	9.12	7.00	6.86	1.41	1.41
Class B (EABFX)*	10-3-2002	3.40	5.89	6.33	8.40	6.21	6.33	2.16	2.16
Class C (EACFX)	10-3-2002	7.32	6.20	6.09	8.32	6.20	6.09	2.16	2.16
Class R (EAXFX)	10-10-2003	–	–	–	8.92	6.75	6.63	1.66	1.66
Administrator Class (EAIFX)	10-3-2002	–	–	–	9.39	7.25	7.14	1.25	1.21
Institutional Class (EAAIX)	11-30-2012	–	–	–	9.58	7.29	7.16	0.98	0.98
GMO Global Balanced Index[5]	–	–	–	–	10.64	7.40	6.46	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	(1.68)	5.41	4.59	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	17.73	7.71	7.86	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as real estate, foreign currency, and natural resources, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Growth of $10,000 investment[8] as of September 30, 2013

1.	The Fund invests all of its assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, senior members of GMO’s Asset Allocation Division, are responsible for coordinating the portfolio management of Asset Allocation Trust.

2.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance for Class A shares prior to October 3, 2002, is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	The chart compares the performance of Class A shares for the most recent ten years with the GMO Global Balanced Index, Barclays U.S. Aggregate Bond Index, and MSCI All Country World Index (Net). The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

9.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

11.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

12.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust which is calculated based on the total long-term investments of the Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the GMO Global Balanced Index and MSCI All Country World Index (Net) benchmarks, but outperformed the Barclays U.S. Aggregate Bond Index benchmark, for the 12-month period that ended September 30, 2013.

■	Our asset allocation decisions detracted from relative results, largely due to an underweight to U.S. stocks and exposure to emerging country debt. Our stock selection in the equity portfolios also detracted from performance, as value and high-quality-oriented equities underperformed.

■	Security selection within our fixed-income portfolios added to returns as our bond models and allocation to asset-backed securities outperformed. Our highly liquid GMO Alpha Only Fund, however, underperformed U.S. Treasury bills for the year.

The Fund underperformed its benchmark during the period as riskier assets, particularly U.S. stocks, outperformed.

The proverb “the more things change, the more they stay the same” is a fitting description of the past year in the markets. As always, investors were greeted with numerous and often surprising changes: some evidence of a slowing Chinese economy; continued sluggish growth in Europe and lack of resolution to the continent’s long-term solvency issues; Japanese policymakers taking unprecedented steps to reverse decades of sluggish growth and deflation; talk—without any action—of the U.S. Federal Reserve (Fed) beginning to taper (or reduce) its bond purchases; and, more recently, dysfunction in our nation’s capital pushing the government toward a shutdown. These and many other changes aside, one thing remained the same: Central banks around the world continued to pursue aggressive easy monetary policies. Global quantitative easing by central banks continued to drive stock prices higher, with the S&P 500 Index9 rallying more than 19% and international stocks as measured by the MSCI EAFE Index (Net)10 gaining almost 24% for the 12-month period. Emerging markets equities, however, were an outlier to the rising-equity euphoria. They remained essentially flat on concerns about the effect of a slowing Chinese economy and also because the potential of the Fed withdrawing liquidity caused some market participants to sell emerging markets stocks.

Ten largest holdings[11] (%) as of September 30, 2013
GMO U.S. Flexible Equities Fund Class VI	22.31
GMO International Intrinsic Value Fund Class IV	21.48
GMO Strategic Fixed Income Fund Class VI	10.39
GMO Asset Allocation Bond Fund Class VI	10.13
GMO Alpha Only Fund Class IV	10.03
GMO Emerging Markets Fund Class VI	8.82
GMO Currency Hedged International Equity Fund Class III	5.52
GMO Emerging Country Debt Fund Class IV	3.54
GMO Risk Premium Fund Class VI	2.64
GMO Debt Opportunities Fund Class VI	2.52

Against the backdrop of a rising stock market, our allocations to riskier assets, primarily equities, contributed the most to absolute portfolio returns. Our holdings of high-quality stocks detracted from relative returns as the market continued to reward companies with greater economic risk. Our introduction of the GMO Risk Premium Fund, a fully collateralized put-selling strategy designed to provide equity-like returns and low correlation with the equity market, detracted from relative returns as well.

In the fixed-income markets, we saw yields in most developed markets, excluding Japan, rise from their 200-year lows. The Barclays U.S. Aggregate Bond Index fell 1.7%, underperforming cash, which gained 0.3% for the year ended September 30, 2013. Despite this rising-rate backdrop, our allocations to asset-backed securities and credit (primarily bank loans) contributed to results. Our allocation to cash-oriented strategies detracted as the GMO Alpha Only Fund delivered negative relative returns.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Portfolio allocation[12] as of September 30, 2013

We made a number of strategic changes during the period in response to changes in valuations.

We modestly increased our equity exposure by 0.7% during the 12-month period, yet remain underweight relative to our benchmark. We took advantage of the strong rally in Japanese equities to reduce our Japanese overweight beginning in April 2013 and completely exit the overweight position during the third quarter of 2013. However, we still maintain some Japanese exposure through the international portfolio. In addition, we built up our allocation in the GMO Risk Premium Fund as a way to gain exposure to equity-like returns that should be less sensitive to initial equity valuation levels than traditional long equities. We also shifted almost all of our international equity exposure to value and made a slight reduction in our exposure to high-quality stocks as their prices continued to rise. On the fixed income and credit side, our most substantive move was to build a 10% position in treasury inflation-protected securities (TIPS) when prices fell during the summer. We also added a small amount to our emerging country debt exposure. We lowered our exposure to our “dry powder” (or highly liquid) strategy, GMO Alpha Only Fund, to fund the aforementioned portfolio moves.

Please see footnotes on page 5.

8	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,033.89	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000.00	$1,030.51	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000.00	$1,030.44	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class R
Actual	$1,000.00	$1,033.49	$5.61	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Administrator Class
Actual	$1,000.00	$1,035.93	$3.27	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	$3.24	0.64%
Institutional Class
Actual	$1,000.00	$1,036.76	$2.14	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,033.89	$6.93	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.88	1.36%
Class B
Actual	$1,000.00	$1,030.51	$10.74	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	$10.66	2.11%
Class C
Actual	$1,000.00	$1,030.44	$10.74	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	$10.66	2.11%
Class R
Actual	$1,000.00	$1,033.49	$8.21	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.14	1.61%
Administrator Class
Actual	$1,000.00	$1,035.93	$5.87	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Class
Actual	$1,000.00	$1,036.76	$4.75	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.71	0.93%
Asset Allocation Trust
Actual	$1,000.00	$1,038.63	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$1,038.63	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.59	0.51%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Investment Companies: 100.14%
Asset Allocation Trust (l)	460,955,268	$6,694,019,332

Total Investment Companies (Cost $5,129,099,348)		6,694,019,332

Total investments (Cost $5,129,099,348) *	100.14%	6,694,019,332
Other assets and liabilities, net	(0.14)	(9,245,103)

Total net assets	100.00%	$6,684,774,229

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $5,129,274,941 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,564,744,391
Gross unrealized depreciation	0

Net unrealized appreciation	$1,564,744,391

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Asset Allocation Fund	11

Assets
Investment in affiliated investment companies, at value (see cost below)	$6,694,019,332
Receivable for investments sold	3,466,713
Receivable for Fund shares sold	5,261,384
Prepaid expenses and other assets	87,108

Total assets	6,702,834,537

Liabilities
Payable for Fund shares redeemed	11,723,293
Advisory fee payable	1,193,286
Distribution fees payable	1,754,514
Due to other related parties	1,745,662
Shareholder servicing fees payable	1,233,650
Accrued expenses and other liabilities	409,903

Total liabilities	18,060,308

Total net assets	$6,684,774,229

NET ASSETS CONSIST OF
Paid-in capital	$5,094,443,861
Undistributed net investment income	25,585,977
Accumulated net realized losses on investments	(175,593)
Net unrealized gains on investments	1,564,919,984

Total net assets	$6,684,774,229

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,332,076,767
Shares outstanding – Class A	169,804,257
Net asset value per share – Class A	$13.73
Maximum offering price per share – Class A2	$14.57
Net assets – Class B	$430,116,123
Shares outstanding – Class B	31,842,845
Net asset value per share – Class B	$13.51
Net assets – Class C	$2,399,838,933
Shares outstanding – Class C	181,794,831
Net asset value per share – Class C	$13.20
Net assets – Class R	$33,934,203
Shares outstanding – Class R	2,499,654
Net asset value per share – Class R	$13.58
Net assets – Administrator Class	$809,554,492
Shares outstanding – Administrator Class	58,494,761
Net asset value per share – Administrator Class	$13.84
Net assets – Institutional Class	$679,253,711
Shares outstanding – Institutional Class	49,146,573
Net asset value per share – Institutional Class	$13.82

Investment in affiliated investment companies, at cost	$5,129,099,348

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—year ended September 30, 2013

Investment income	$0

Expenses
Advisory fee	15,323,687
Administration fees
Fund level	6,529,475
Class A	6,025,776
Class B	1,396,338
Class C	6,460,567
Class R	82,320
Administrator Class	1,189,605
Institutional Class	280,868 [1]
Shareholder servicing fees
Class A	5,794,015
Class B	1,337,731
Class C	6,212,084
Class R	78,405
Administrator Class	2,838,174
Distribution fees
Class B	4,027,898
Class C	18,636,251
Class R	79,154
Custody and accounting fees	273,101
Professional fees	26,877
Registration fees	122,399
Shareholder report expenses	668,573
Trustees’ fees and expenses	12,407
Interest expense	623
Other fees and expenses	90,760

Total expenses	77,487,088
Less: Fee waivers and/or expense reimbursements	(417,081)

Net expenses	77,070,007

Net investment loss	(77,070,007)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	264,727,390
Net change in unrealized gains (losses) on investments	399,339,730

Net realized and unrealized gains (losses) on investments	664,067,120

Net increase in net assets resulting from operations	$586,997,113

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	13

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment loss		$(77,070,007)		$(84,995,886)
Net realized gains on investments		264,727,390		256,883,512
Net change in unrealized gains (losses) on investments		399,339,730		673,583,459

Net increase in net assets resulting from operations		586,997,113		845,471,085

Distributions to shareholders from
Net investment income
Class A		(57,362,902)		(45,876,928)
Class B		(9,294,476)		(14,725,864)
Class C		(43,156,505)		(46,825,513)
Class R		(645,944)		(472,123)
Administrator Class		(42,289,555)		(30,062,044)
Institutional Class		(2,036)[1]		N/A

Total distributions to shareholders		(152,751,418)		(137,962,472)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	27,500,064	363,545,549	35,814,683	441,038,146
Class B	181,414	2,354,447	199,710	2,414,348
Class C	10,368,647	132,219,134	14,868,940	176,064,142
Class R	1,065,336	13,931,892	751,747	9,178,937
Administrator Class	23,349,295	310,106,152	55,690,272	692,044,409
Institutional Class	55,968,375 [1]	740,279,694 [1]	N/A	N/A

		1,562,436,868		1,320,739,982

Reinvestment of distributions
Class A	4,125,827	52,563,034	3,440,601	40,977,565
Class B	702,281	8,848,740	1,155,830	13,592,564
Class C	2,710,463	33,365,798	2,952,848	33,987,278
Class R	42,436	535,537	32,735	386,274
Administrator Class	2,570,656	32,955,810	1,864,375	22,353,857
Institutional Class	159 [1]	2,036 [1]	N/A	N/A

		128,270,955		111,297,538

Payment for shares redeemed
Class A	(40,596,506)	(537,198,888)	(60,125,371)	(742,819,659)
Class B	(21,094,620)	(274,546,944)	(28,824,391)	(349,243,360)
Class C	(41,366,030)	(526,212,402)	(49,864,468)	(592,532,288)
Class R	(951,593)	(12,390,495)	(475,851)	(5,831,829)
Administrator Class	(87,550,899)	(1,161,108,304)	(58,332,737)	(722,431,554)
Institutional Class	(6,821,961)[1]	(92,435,938)[1]	N/A	N/A

		(2,603,892,971)		(2,412,858,690)

Net decrease in net assets resulting from capital share transactions		(913,185,148)		(980,821,170)

Total decrease in net assets		(478,939,453)		(273,312,557)

Net assets
Beginning of period		7,163,713,682		7,437,026,239

End of period		$6,684,774,229		$7,163,713,682

Undistributed net investment income		$25,585,977		$19,523,693

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS A	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.91	$11.70	$11.76	$11.37	$9.38	$14.91
Net investment loss	(0.11)	(0.12)	(0.09)	(0.08)	(0.08)	(0.11)[3]
Net realized and unrealized gains (losses) on investments	1.26	1.56	0.20	0.47	2.34	(3.17)

Total from investment operations	1.15	1.44	0.11	0.39	2.26	(3.28)
Distributions to shareholders from
Net investment income	(0.33)	(0.23)	(0.14)	(0.00)[4]	(0.27)	(1.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.33)	(0.23)	(0.17)	(0.00)[4]	(0.27)	(2.25)
Net asset value, end of period	$13.73	$12.91	$11.70	$11.76	$11.37	$9.38
Total return[5]	9.12%	12.48%	0.94%	3.45%	24.10%	(22.31)%
Ratios to average net assets (annualized)
Gross expenses[6]	0.84%	0.84%	0.85%	0.85%	0.87%	0.82%
Net expenses[6]	0.84%	0.84%	0.84%	0.85%	0.87%	0.81%
Net investment loss	(0.84)%	(0.84)%	(0.84)%	(0.85)%	(0.87)%	(0.81)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$2,332,077	$2,307,609	$2,336,095	$2,957,689	$3,077,187	$2,640,410

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS B	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.66	$11.54	$11.60	$11.27	$9.30	$14.75
Net investment loss	(0.21)[3]	(0.19)[3]	(0.19)[3]	(0.14)	(0.17)	(0.20)[3]
Net realized and unrealized gains (losses) on investments	1.26	1.51	0.21	0.47	2.32	(3.13)

Total from investment operations	1.05	1.32	0.02	0.33	2.15	(3.33)
Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.07)	(0.00)[4]	(0.18)	(0.95)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.20)	(0.20)	(0.08)	(0.00)[4]	(0.18)	(2.12)
Net asset value, end of period	$13.51	$12.66	$11.54	$11.60	$11.27	$9.30
Total return[5]	8.40%	11.61%	0.17%	2.95%	23.14%	(22.94)%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%
Net expenses[6]	1.59%	1.59%	1.59%	1.59%	1.62%	1.56%
Net investment loss	(1.59)%	(1.59)%	(1.59)%	(1.59)%	(1.62)%	(1.56)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$430,116	$659,186	$917,860	$1,253,485	$1,415,023	$1,369,657

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS C	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.40	$11.30	$11.36	$11.04	$9.12	$14.47
Net investment loss	(0.20)[3]	(0.19)[3]	(0.19)[3]	(0.14)	(0.16)	(0.20)[3]
Net realized and unrealized gains (losses) on investments	1.22	1.49	0.21	0.46	2.27	(3.06)

Total from investment operations	1.02	1.30	0.02	0.32	2.11	(3.26)
Distributions to shareholders from
Net investment income	(0.22)	(0.20)	(0.07)	(0.00)[4]	(0.19)	(0.92)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.22)	(0.20)	(0.08)	(0.00)[4]	(0.19)	(2.09)
Net asset value, end of period	$13.20	$12.40	$11.30	$11.36	$11.04	$9.12
Total return[5]	8.32%	11.64%	0.18%	2.92%	23.08%	(22.85)%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%
Net expenses[6]	1.59%	1.59%	1.59%	1.60%	1.62%	1.56%
Net investment loss	(1.59)%	(1.59)%	(1.59)%	(1.60)%	(1.62)%	(1.56)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$2,399,839	$2,604,438	$2,736,064	$3,290,791	$3,490,657	$3,019,585

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS R	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.76	$11.59	$11.66	$11.29	$9.32	$14.82
Net investment loss	(0.14)[3]	(0.13)[3]	(0.10)	(0.06)	(0.11)[3]	(0.14)[3]
Net realized and unrealized gains (losses) on investments	1.26	1.52	0.19	0.43	2.33	(3.15)

Total from investment operations	1.12	1.39	0.09	0.37	2.22	(3.29)
Distributions to shareholders from
Net investment income	(0.30)	(0.22)	(0.13)	(0.00)[4]	(0.25)	(1.04)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.30)	(0.22)	(0.16)	(0.00)[4]	(0.25)	(2.21)
Net asset value, end of period	$13.58	$12.76	$11.59	$11.66	$11.29	$9.32
Total return[5]	8.92%	12.16%	0.71%	3.30%	23.77%	(22.52)%
Ratios to average net assets (annualized)
Gross expenses[6]	1.09%	1.09%	1.09%	1.10%	1.12%	1.06%
Net expenses[6]	1.09%	1.09%	1.09%	1.09%	1.12%	1.06%
Net investment loss	(1.09)%	(1.09)%	(1.09)%	(1.09)%	(1.12)%	(1.06)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$33,934	$29,899	$23,580	$20,893	$16,279	$11,035

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005

5.	Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
ADMINISTRATOR CLASS	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$13.01	$11.77	$11.84	$11.42	$9.42	$14.99
Net investment loss	(0.08)[3]	(0.09)	(0.08)[3]	(0.01)	(0.06)[3]	(0.07)[3]
Net realized and unrealized gains (losses) on investments	1.27	1.57	0.22	0.43	2.36	(3.20)

Total from investment operations	1.19	1.48	0.14	0.42	2.30	(3.27)
Distributions to shareholders from
Net investment income	(0.36)	(0.24)	(0.17)	(0.00)[4]	(0.30)	(1.13)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.04)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.36)	(0.24)	(0.21)	(0.00)[4]	(0.30)	(2.30)
Net asset value, end of period	$13.84	$13.01	$11.77	$11.84	$11.42	$9.42
Total return[5]	9.39%	12.74%	1.12%	3.70%	24.40%	(22.12)%
Ratios to average net assets (annualized)
Gross expenses[6]	0.67%	0.64%	0.65%	0.63%	0.62%	0.57%
Net expenses[6]	0.64%	0.62%	0.63%	0.60%	0.62%	0.57%
Net investment loss	(0.64)%	(0.62)%	(0.63)%	(0.60)%	(0.62)%	(0.56)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$809,554	$1,562,582	$1,423,427	$810,355	$639,903	$348,394

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	19

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Year ended September 30, 2013[1]
Net asset value, beginning of period	$13.01
Net investment loss	(0.05)[2]
Net realized and unrealized gains (losses) on investments	1.26

Total from investment operations	1.21
Distributions to shareholders from
Net investment income	(0.40)
Net asset value, end of period	$13.82
Total return[3]	9.58%
Ratios to average net assets (annualized)
Gross expenses[4]	0.42%
Net expenses[4]	0.42%
Net investment loss	(0.42)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$679,254

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”), U.S. and foreign fixed income securities and, from time to time, other alternative asset classes. At September 30, 2013, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains or losses resulting from investment transactions are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	21

differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to deemed dividends received from Asset Allocation Trust and the reversal of net realized gains on investments. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized losses on investments
$28,843,681	$235,883,709	$(264,727,390)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

22	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $370,122 from the sale of Class A shares and $48,422 and $16,344 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the year ended September 30, 2013, the Fund made aggregate purchases and sales of $30,551,031 and $1,174,671,927, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $11,949 in commitment fees.

During the year ended September 30, 2013, the Fund had average borrowings outstanding of $43,566 at a an average rate of 1.43% and paid interest in the amount of $623.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $152,751,418 and $137,962,472 of ordinary income for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$25,730,205	$1,564,744,391

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	23

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

24	Wells Fargo Advantage Asset Allocation Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Asset Allocation Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, the period from January 1, 2010 to September 30, 2010, and each of the years in the two-year period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2013 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Asset Allocation Fund as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	25

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 61% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $147,027,746 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the

Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Asset Allocation Trust	Portfolio of investments—September 30, 2013

Security name			Shares	Value

Investment Companies: 99.69%

Alternative & Other Funds: 10.51%
GMO Alpha Only Fund Class IV ß			27,929,709	$670,313,010
GMO Special Situations Fund Class VI ß†			1,282,374	33,534,087

				703,847,097

Emerging Equity Funds: 8.81%
GMO Emerging Markets Fund Class VI ß			53,490,388	589,464,073

Fixed Income Funds: 27.95%
GMO Asset Allocation Bond Fund Class VI ß†			27,484,276	677,212,551
GMO Debt Opportunities Fund Class VI ß			6,165,196	168,124,894
GMO Domestic Bond Fund Class VI ß			6,443,611	94,398,905
GMO Emerging Country Debt Fund Class IV ß			23,953,883	236,424,824
GMO Strategic Fixed Income Fund Class VI ß			43,080,110	694,882,180

				1,871,043,354

International Developed Equity Funds: 30.14%
GMO Currency Hedged International Equity Fund Class III ß			14,235,184	369,260,683
GMO International Growth Equity Fund Class IV ß			1,299,788	35,770,174
GMO International Intrinsic Value Fund Class IV ß			59,247,604	1,435,569,457
GMO Risk Premium Fund Class VI ß			17,046,271	176,769,834

				2,017,370,148

U.S. Equity Funds: 22.28%
GMO U.S. Flexible Equities Fund Class VI ß			135,090,161	1,491,395,382

Total Investment Companies (Cost $6,034,500,307)				6,673,120,054

	Interest rate	Maturity date	Principal
Short-Term Investments: 0.31%

Time Deposit: 0.31%
State Street Bank Euro Dollar	0.01%	10-1-2013	$20,569,369	20,569,369

Total Short-Term Investments (Cost $20,569,369)				20,569,369

Total investments in securities (Cost $6,055,069,676) *	100.00%	6,693,689,423
Other assets and liabilities, net	0.00	329,909

Total net assets	100.00%	$6,694,019,332

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment adviser to Asset Allocation Trust and the underlying fund.

†	Non-income-earning security

*	Cost for federal income tax purposes is $6,136,524,013 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$687,495,188
Gross unrealized depreciation	(130,329,778)

Net unrealized appreciation	$557,165,410

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Asset Allocation Trust	29

Assets
Investments
In affiliated investment companies, at value (see cost below)	$6,673,120,054
In unaffiliated securities, at value (see cost below)	20,569,369

Total investments, at value (see cost below)	6,693,689,423
Receivable for investments sold	3,816,981
Receivable for interest	6
Receivable from administrator	5,348
Prepaid expenses and other assets	420

Total assets	6,697,512,178

Liabilities
Payable for Trust shares redeemed	3,466,713
Accrued expenses and other liabilities	26,133

Total liabilities	3,492,846

Total net assets	$6,694,019,332

NET ASSETS CONSIST OF
Paid-in capital	$6,586,795,830
Accumulated net realized losses on investments	(531,396,245)
Net unrealized gains on investments	638,619,747

Total net assets	$6,694,019,332

Shares outstanding (unlimited number of shares authorized)	460,955,268
Net asset value per share	$14.52

Investments in affiliated investment companies, at cost	$6,034,500,307

Investments in unaffiliated securities, at cost	$20,569,369

Total investments, at cost	$6,055,069,676

The accompanying notes are an integral part of these financial statements.

30	Asset Allocation Trust	Statement of operations—year ended September 30, 2013

Investment income
Dividends from affiliated investment companies	$223,767,918
Interest	2,320

Total investment income	223,770,238

Expenses
Custody and accounting fees	11,096
Professional fees	52,859
Shareholder report expenses	329
Other fees and expenses	781

Total expenses	65,065
Less: Fee waivers and/or expense reimbursements	(65,065)

Net expenses	0

Net investment income	223,770,238

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Sale of affiliated investment companies	273,788,062
Capital gain distributions from affiliated investment companies	95,734,856

Net realized gains on investments	369,522,918
Net change in unrealized gains (losses) on investments	70,773,942

Net realized and unrealized gains (losses) on investments	440,296,860

Net increase in net assets resulting from operations	$664,067,098

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	31

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$223,770,238		$230,772,827
Net realized gains on investments		369,522,918		638,995,004
Net change in unrealized gains (losses) on investments		70,773,942		60,632,240

Net increase in net assets resulting from operations		664,067,098		930,400,071

	Shares		Shares

Capital share transactions
Contributions	2,230,457	30,551,031	6,569,879	81,893,870
Withdrawals	(85,149,391)	(1,175,072,850)	(102,771,308)	(1,285,518,325)

Net decrease in net assets resulting from capital share transactions		(1,144,521,819)		(1,203,624,455)

Total decrease in net assets		(480,454,721)		(273,224,384)

Net assets
Beginning of period		7,174,474,053		7,447,698,437

End of period		$6,694,019,332		$7,174,474,053

Undistributed net investment income		$0		$0

The accompanying notes are an integral part of these financial statements.

32	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$13.19	$11.64	$11.43	$10.98	$8.77	$11.57
Net investment income	0.49	0.42	0.21	0.12 [2]	0.24	0.70 [2]
Net realized and unrealized gains (losses) on investments	0.84	1.13	0.00 [3]	0.33	1.97	(3.15)

Total from investment operations	1.33	1.55	0.21	0.45	2.21	(2.45)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.35)
Net asset value, end of period	$14.52	$13.19	$11.64	$11.43	$10.98	$8.77
Total return[4]	10.08%	13.32%	1.84%	4.10%	25.20%	(21.71)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.23%	3.10%	1.64%	1.48%	2.48%	6.78%
Supplemental data
Portfolio turnover rate	36%	31%	22%	15%	22%	63%
Net assets, end of period (000s omitted)	$6,694,019	$7,174,474	$7,447,698	$8,349,759	$8,635,057	$7,399,817

1.	For the nine months ended September 30, 2010. The Trust changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Asset Allocation Trust	33

1. ORGANIZATION

The Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

34	Asset Allocation Trust	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Trust’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to dividends from certain securities, recognition of partnership income, and dividends deemed paid. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized losses on investments
$243,194,151	$(223,770,238)	$(19,423,913)

As of September 30, 2013, the Trust had capital loss carryforwards available to offset future net realized capital gains in the amount of $449,479,519 with $379,990,207 expiring in 2017; $65,386,905 expiring in 2018; and $4,102,407 expiring in 2019.

As of September 30, 2013, the Trust had $462,389 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Asset Allocation Trust	35

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$4,980,065,691	$1,693,054,363	$0	$6,673,120,054
Short-term investments
Time deposit	0	20,569,369	0	20,569,369
	$4,980,065,691	$1,713,623,732	$0	$6,693,689,423

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. During the year ended September 30, 2013, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $65,065.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $2,474,453,279 and $3,266,082,941, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Trust has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliates	Capital gain distributions from affiliates
GMO Alpha Only Fund Class IV	43,729,540	3,554,965	19,354,796	27,929,709	$670,313,010	$1,005,474	$0
GMO Asset Allocation Bond Fund Class VI	0	27,484,276	0	27,484,276	677,212,551	0	0
GMO Currency Hedged International Equity Fund Class III	25,095,810	2,074,521	12,935,147	14,235,184	369,260,683	22,236,408	12,063,335
GMO Debt Opportunities Fund Class VI	5,937,046	228,150	0	6,165,196	168,124,894	3,395,534	3,302,389
GMO Domestic Bond Fund Class VI	6,443,611	0	0	6,443,611	94,398,905	1,716,860	0
GMO Emerging Country Debt Fund Class IV	17,765,757	7,247,004	1,058,878	23,953,883	236,424,824	12,563,820	0
GMO Emerging Markets Fund Class VI	60,813,087	1,345,713	8,668,412	53,490,388	589,464,073	15,460,353	0
GMO Flexible Equities Fund Class VI	7,741,043	1,601,108	9,342,151	0	0	21,371,326	7,297,235
GMO International Core Equity Fund Class VI	31,305,421	1,067,142	32,372,563	0	0	30,935,888	0
GMO International Growth Equity Fund Class IV	0	8,004,177	6,704,389	1,299,788	35,770,174	4,056,246	0
GMO International Intrinsic Value Fund Class IV	21,262,639	41,630,623	3,645,658	59,247,604	1,435,569,457	21,261,385	0
GMO Risk Premium Fund Class VI	0	17,430,448	384,177	17,046,271	176,769,834	0	4,026,090
GMO Special Situations Fund Class VI	11,476,875	0	10,194,501	1,282,374	33,534,087	0	0
GMO Strategic Fixed Income Fund Class VI	57,798,131	3,950,284	18,668,305	43,080,110	694,882,180	69,251,518	0
GMO U.S. Flexible Equities Fund Class VI	160,026,122	13,021,682	37,957,643	135,090,161	1,491,395,382	20,513,106	69,045,807
					$6,673,120,054	$223,767,918	$95,734,856

36	Asset Allocation Trust	Notes to financial statements

7. DISTRIBUTIONS TO SHAREHOLDERS

For the years ended September 30, 2013 and September 30, 2012, the Trust did not have any distributions paid to shareholders.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Unrealized gains	Post-October capital losses deferred	Capital loss carryforward
$557,165,410	$(462,389)	$(449,479,519)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Asset Allocation Trust	37

BOARD OF TRUSTEES AND SHAREHOLDERS OF ASSET ALLOCATION TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Trust (the “Trust”) as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the period from January 1, 2010 through September 30, 2010 and each of the years in the two-year period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and underlying managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

38	Asset Allocation Trust	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 44% of ordinary income dividends deemed paid to Wells Fargo Advantage Asset Allocation Fund through redemption of shares qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $177,270,061 of income dividends deemed paid to Wells Fargo Advantage Asset Allocation Fund through redemption of shares during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust, which are available on a monthly, 30-day or more delayed basis, are publicly available on the Wells Fargo Advantage Fund’s website (wellsfargoadvantagefunds.com) through Wells Fargo Advantage Asset Allocation Fund which owns 100% of the Trust. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Asset Allocation Trust	39

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. All of the Trustees are also Members of the Audit and Governance Committees of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 131 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Wells Fargo Advantage family of funds consisting of 131 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 131 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Wells Fargo Advantage family of funds consisting of 131 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 131 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 131 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 131 funds.

40	Asset Allocation Trust	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 131 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 131 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

List of abbreviations	Wells Fargo Advantage Asset Allocation Fund	41

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219789 11-13 A224/AR224 09-13

Wells Fargo Advantage

Diversified Capital Builder Fund

Annual Report

September 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Index Fund	Small Cap Value Fund
Capital Growth Fund	International Equity Fund	Small Company Growth Fund
Common Stock Fund	International Value Fund	Small Company Value Fund
Disciplined U.S. Core Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Equity Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Growth Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Equity Income Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Enterprise Fund†	Precious Metals Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past 12 months were marked by a modestly growing U.S. economy and accommodative monetary policy. Despite periods of political uncertainty, both equity and high-yield asset classes generated positive returns.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Diversified Capital Builder Fund for the 12-month period that ended September 30, 2013. The past 12 months were marked by a modestly growing U.S. economy and accommodative monetary policy. Despite periods of political uncertainty, both equity and high-yield asset classes generated positive returns.

Economic growth advanced, helped by accommodative monetary policy but hurt by political uncertainties.

The U.S. economy grew modestly during the past year. Broadly speaking, the U.S. saw gains in business investment and housing alongside some drag from government spending. Employment trended in the right direction, with the unemployment rate declining, though still above satisfactory levels. Globally, the eurozone ended its recession toward the end of the period. Emerging markets growth was mixed, but China’s growth appeared to stabilize.

The Federal Open Market Committee (FOMC) employed accommodative monetary policies throughout the period. By the end of September 2013, the federal funds rate remained near zero and the quantitative easing program continued at the rate of $85 billion per month. Despite efforts to communicate its policies and make clear that changes to policy would be dependent on economic data, market participants were confused by potential timetables for the FOMC to reduce, or taper, its quantitative easing program. In anticipation of a less accommodative policy due to a taper of the bond-purchasing program, longer-term interest rates began increasing in May 2013 and continued to do so through mid-September 2013. When the FOMC ultimately did not taper at its mid-September 2013 meeting, interest rates declined.

Political uncertainty was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end 2012, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. At the close of the period, Congress had not reconciled its differences and had not passed a spending bill that would fund the federal government past the September 30 fiscal year-end, which in turn created uncertainty about a potential government shutdown.

Equities and high-yield bonds turned in positive returns.

Despite uncertainties, investor confidence grew during the period as economic concerns lessened. Most equity and high-yield bond asset classes advanced. For example, the S&P 500 Index1 returned 19.34% and the Russell 1000® Index2 returned 20.91% for the 12-month period that ended September 30, 2013. For the same period, the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index3 returned 7.03%. On the other hand, U.S. Treasury bonds had negative returns as interest rates rose.

A main theme driving bond markets was interest rates moving higher in anticipation of a less accommodative FOMC. Credit quality and default trends, meanwhile, remained favorable. As a result, lower-rated bonds did better than higher-rated bonds during the period, benefiting from their higher yields and

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	3

some modest capital appreciation. Most high-yield bonds posted mid- to high-single-digit total returns, while distressed, speculative-grade bonds returned low-double-digit returns. In contrast, virtually all investment-grade and U.S. Treasury bonds had price declines that largely exceeded coupon income.

U.S. equities produced strong returns. Lingering uncertainties about the pace of growth, however, prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index, for example, health care and consumer discretionary stocks strongly outperformed for the 12-month period, but information technology stocks lagged. Interest-rate-sensitive sectors, such as financials and particularly the real estate investment trusts within the financials sector, as well as several slow-growing but high-yielding stocks primarily in the energy industry, began to underperform as interest rates rose in the second half of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	9.14	7.40	4.20	15.75	8.66	4.82	1.21	1.20
Class B (EKBBX)*	9-11-1935	9.87	7.66	4.34	14.87	7.96	4.34	1.96	1.95
Class C (EKBCX)	1-22-1998	13.86	7.87	4.07	14.86	7.87	4.07	1.96	1.95
Administrator Class (EKBDX)	7-30-2010	–	–	–	16.06	8.87	4.99	1.05	0.95
Institutional Class (EKBYX)	1-26-1998	–	–	–	16.17	9.06	5.17	0.78	0.78
Diversified Capital Builder Blended Index[4]	–	–	–	–	17.35	11.35	8.24	–	–
BofA Merrill Lynch High Yield U.S. Corporates Cash Pay Index[5]	–	–	–	–	7.03	13.22	8.63	–	–
Russell 1000® Index[6]	–	–	–	–	20.91	10.53	7.98	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield risk securities, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	5

Growth of $10,000 investment[7] as of September 30, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000® Index (75%) and BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (25%). You cannot invest directly in an index.

5.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

6.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

7.	The chart compares the performance of Class A shares for the most recent ten years with the Diversified Capital Builder Blended Index, BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index, and the Russell 1000 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

8.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

10.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6	Wells Fargo Advantage Diversified Capital Builder Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmarks, the Diversified Capital Builder Blended Index and Russell 1000 Index, but outperformed the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index, for the 12-month period that ended September 30, 2013.

■	The Fund underperformed the Diversified Capital Builder Blended Index due to poor stock selection. An overweight to common stocks in interest-rate-sensitive sectors, such as financials and particularly in the Fund’s investments in real estate investment trusts (REITS) within the financials sector, along with several higher-yielding energy stocks, detracted from performance. These securities underperformed as longer-term Treasury interest rates spiked higher in the second half of the period.

■	Our preference for higher-quality high-yield bonds slightly restrained performance because lower-rated, higher-yielding bonds outperformed.

Economically sensitive stocks added value early in the period, while interest-rate-sensitive issues subtracted value late in the period.

Our strategy of emphasizing stocks and bonds of companies that are more sensitive to improving economic conditions in the U.S. helped the Fund’s relative returns for the first three quarters of the fiscal year. However, in May 2013, the U.S. Federal Reserve (Fed) announced intentions to taper its monthly purchases of government and mortgage securities as early as fall 2013, and longer-term interest rates rose. Many common stocks with high dividend yields that had made them relatively attractive to bond yields declined in price as U. S. Treasury rates rose sharply higher. Although the Fed has since indicated that tapering may well be postponed until late 2013 or sometime in 2014, many of these interest-rate-sensitive common stocks have not recovered to their highs of late spring.

Ten largest holdings[8] (%) as of September 30, 2013
Health Care REIT Incorporated	4.76
FEI Company	4.30
PNC Financial Services Group Incorporated	4.21
LyondellBasell Industries NV Class A	3.40
Genuine Parts Company	3.16
Plum Creek Timber Company	2.99
Phillips 66	2.98
Valeant Pharmaceuticals International Incorporated, 7.00% 10-1-2020	2.95
Tronox Finance LLC, 6.38%, 8-15-2020	2.61
NRG Energy Incorporated, 7.88%, 5-15-2021	2.56

Within the Fund’s stock portfolio, several holdings in the financials sector, primarily REITs, were major detractors, including Health Care REIT Incorporated and HCP Incorporated. Meanwhile, energy companies Kinder Morgan Incorporated and The Williams Companies Incorporated, which we no longer hold, underperformed due to their negative sensitivity to rising interest rates in the last few months of the fiscal year. Within the industrials sector, a number of companies contributed to positive relative returns: Flowserve Corporation; Pall Corporation; Roper Industries Incorporated; Lennox International Incorporated; and IDEX Corporation. In the technology sector, FEI Company contributed to performance relative to the benchmark. Within the health care area, Celgene Corporation and Biogen Idec Incorporated were relative contributors. Among materials companies, LyondellBasell Industries NV contributed to performance relative to the benchmark.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	7

Portfolio allocation[9] as of September 30, 2013

Specific to the Fund’s fixed-income portfolio, we reallocated the mix of bonds rated BB and B10 during the course of the fiscal year. We reduced our exposure to BB rated issues to 27% and increased the concentration in bonds rated B to 70%. With the economic outlook improving, we felt that B rated bonds had the prospect of providing relatively better total return. We focused our holdings in high-yield bonds of U.S.-based companies that we judged to have competitive business positions and flexible balance sheets that would be able to withstand a slowdown in their sales and profits or diminished access to credit should liquidity provided by financial lenders become reduced. We believed that with fixed-income yields near their historical lows during the first part of the fiscal year, the small amount of yield forgone by positioning the Fund in better-quality high-yield securities was modest, especially when compared with the relative risk of capital losses should the high-yield market suffer a significant correction. We maintained larger bond positions in Valeant Pharmaceuticals International Incorporated, NRG Energy Incorporated, and Tronox Finance LLC because we regard them as stable to improving credits.

Our outlook is one of cautious optimism.

While the pace of economic growth is low compared with previous recoveries after recessions, we believe the intrinsic dynamism, creativity, and basic strengths of the U.S. economy should provide opportunities in both the stock market as well as the high-yield bond market over the next year. The housing and auto sectors are on multiyear upswings. The expansion of exploration and development of shale gas and petroleum liquids at relatively low costs compared with imported or conventionally extracted oil and gas in the U.S. has provided a boon to both businesses and consumers, improving the competitive cost of our companies and offering some cost relief to consumers for utility and fuel costs. Thus, we will continue to concentrate our equity holdings in companies with proprietary technology, pharmaceutical companies developing new drugs, and sectors of the economy able to grow their revenues from developing U. S. natural resources.

In our view, the high-yield bond market has relatively attractive fundamentals—improving business prospects, lower cost of issuing bonds, a liquid and diverse universe of new issuers, and low levels of estimated bond defaults (around 2% annually). However, we are cautious about the potential foe of high-yield interest rates rising. Given the significant increase in interest rates since May 2013, we expect that future shocks from increases in Treasury rates when the Fed does begin to reduce its asset purchases may not be as sharp as they were between May 2013 and August 2013. In this regard, we think high-yield bonds should continue to offer high enough income to compensate for credit risks compared with Treasuries and may provide relatively lower price volatility than other sectors of the equity and corporate bond markets.

Please see footnotes on page 5.

8	Wells Fargo Advantage Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,023.23	$6.09	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,020.21	$9.88	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,019.31	$9.87	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,024.74	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,025.57	$3.91	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$3.90	0.77%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Diversified Capital Builder Fund	9

Security name	Shares	Value

Common Stocks: 84.78%

Consumer Discretionary: 9.07%

Auto Components: 2.24%
Johnson Controls Incorporated	170,000	$7,055,000
TRW Automotive Holdings Corporation †	90,000	6,417,900

		13,472,900

Distributors: 3.15%
Genuine Parts Company	235,000	19,009,150

Household Durables: 1.29%
Jarden Corporation †	160,000	7,744,000

Media: 2.39%
DISH Network Corporation	320,000	14,403,200

Consumer Staples: 7.41%

Food & Staples Retailing: 1.56%
CVS Caremark Corporation	165,000	9,363,750

Food Products: 1.54%
General Mills Incorporated	30,000	1,437,600
Kraft Foods Group Incorporated	120,000	6,292,800
Mondelez International Incorporated Class A	50,000	1,571,000

		9,301,400

Household Products: 3.03%
Church & Dwight Company Incorporated	145,000	8,707,250
Colgate-Palmolive Company	50,000	2,965,000
Kimberly-Clark Corporation	70,000	6,595,400

		18,267,650

Personal Products: 1.28%
Estee Lauder Companies Incorporated Class A	110,000	7,689,000

Energy: 9.08%

Energy Equipment & Services: 2.77%
Bristow Group Incorporated	55,000	4,001,800
Dresser-Rand Group Incorporated †	90,000	5,616,000
FMC Technologies Incorporated †	30,000	1,662,600
Helmerich & Payne Incorporated	30,000	2,068,500
Hornbeck Offshore Services Incorporated †	10,000	574,400
National Oilwell Varco Incorporated	35,000	2,733,850

		16,657,150

Oil, Gas & Consumable Fuels: 6.31%
EOG Resources Incorporated	45,000	7,617,600
Marathon Petroleum Corporation	150,000	9,648,000
Phillips 66	310,000	17,924,200

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	15,000	$2,832,000

		38,021,800

Financials: 19.17%

Commercial Banks: 8.65%
Branch Banking & Trust Corporation	430,000	14,512,500
PNC Financial Services Group Incorporated	350,000	25,357,500
Regions Financial Corporation	100,000	926,000
SunTrust Banks Incorporated	90,000	2,917,800
US Bancorp	230,000	8,413,400

		52,127,200

REITs: 10.52%
HCP Incorporated	320,000	13,104,000
Health Care REIT Incorporated	460,000	28,694,800
Plum Creek Timber Company	385,000	18,029,550
Saul Centers Incorporated	10,000	462,500
Ventas Incorporated	50,000	3,075,000

		63,365,850

Health Care: 9.62%

Biotechnology: 2.99%
Biogen Idec Incorporated †	25,000	6,019,000
Celgene Corporation †	35,000	5,387,550
Medivation Incorporated †	110,000	6,593,400

		17,999,950

Health Care Equipment & Supplies: 0.61%
CareFusion Corporation †	100,000	3,690,000

Health Care Providers & Services: 1.65%
DaVita Incorporated †	40,000	2,276,000
McKesson Corporation	60,000	7,698,000

		9,974,000

Life Sciences Tools & Services: 0.10%
Bio-Rad Laboratories Incorporated Class A †	5,000	587,800

Pharmaceuticals: 4.27%
AbbVie Incorporated	155,000	6,933,150
Actavis Incorporated †	30,000	4,320,000
Allergan Incorporated	100,000	9,045,000
Forest Laboratories Incorporated †	120,000	5,134,800
Zoetis Incorporated	9,455	294,240

		25,727,190

Industrials: 14.05%

Aerospace & Defense: 1.77%
Lockheed Martin Corporation	40,000	5,102,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Diversified Capital Builder Fund	11

Security name	Shares	Value

Aerospace & Defense (continued)
Precision Castparts Corporation	15,000	$3,408,600
United Technologies Corporation	20,000	2,156,400

		10,667,000

Building Products: 1.55%
Apogee Enterprises Incorporated	60,000	1,780,800
Lennox International Incorporated	100,000	7,526,000

		9,306,800

Construction & Engineering: 0.56%
Chicago Bridge & Iron Company NV	50,000	3,388,500

Electrical Equipment: 3.49%
AMETEK Incorporated	110,000	5,062,200
Eaton Corporation plc	45,000	3,097,800
Roper Industries Incorporated	65,000	8,636,550
Sensata Technologies Holdings NV †	110,000	4,209,700

		21,006,250

Machinery: 4.73%
Donaldson Company Incorporated	100,000	3,813,000
Flowserve Corporation	180,000	11,230,200
IDEX Corporation	100,000	6,525,000
Pall Corporation	90,000	6,933,600

		28,501,800

Road & Rail: 1.95%
Hertz Global Holdings Incorporated †	530,000	11,744,800

Information Technology: 8.38%

Electronic Equipment, Instruments & Components: 6.33%
Amphenol Corporation Class A	150,000	11,607,000
FEI Company	295,000	25,901,000
FLIR Systems Incorporated	20,000	628,000

		38,136,000

IT Services: 1.92%
Automatic Data Processing Incorporated	160,000	11,580,800

Software: 0.13%
Nuance Communications Incorporated †	40,000	747,800

Materials: 6.88%

Chemicals: 6.88%
Axiall Corporation	4,881	184,453
FMC Corporation	60,000	4,303,200
LyondellBasell Industries NV Class A	280,000	20,504,400
PPG Industries Incorporated	45,000	7,517,700
Valspar Corporation	100,000	6,343,000
Westlake Chemical Corporation	25,000	2,616,500

		41,469,253

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—September 30, 2013

Security name			Shares	Value

Telecommunication Services: 1.12%

Diversified Telecommunication Services: 1.12%
Comcast Corporation Class A			150,000	$6,772,500

Total Common Stocks (Cost $429,675,353)				510,723,493

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 13.96%

Energy: 1.55%

Energy Equipment & Services: 0.93%
Hornbeck Offshore Services Incorporated	5.88%	4-1-2020	$1,000,000	1,010,000
Nuverra Environmental Solutions Incorporated	9.88	4-15-2018	4,500,000	4,567,500

				5,577,500

Oil, Gas & Consumable Fuels: 0.62%
Atlas Pipeline Partners LP 144A	5.88	8-1-2023	500,000	470,000
Denbury Resources Incorporated	4.63	7-15-2023	1,500,000	1,372,500
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	2,000,000	1,917,500

				3,760,000

Health Care: 4.10%

Health Care Equipment & Supplies: 0.35%
Hologic Incorporated	6.25	8-1-2020	2,000,000	2,082,500

Pharmaceuticals: 3.75%
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	16,753,000	17,758,180
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	4,560,000	4,856,400

				22,614,580

Industrials: 1.67%

Air Freight & Logistics: 0.17%
Bristow Group Incorporated	6.25	10-15-2022	1,000,000	1,040,000

Building Products: 0.21%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,257,000

Commercial Services & Supplies: 0.31%
Clean Harbors Incorporated	5.13	6-1-2021	1,000,000	966,250
Iron Mountain Incorporated	5.75	8-15-2024	1,000,000	900,000

				1,866,250

Electrical Equipment: 0.64%
General Cable Corporation 144A	5.75	10-1-2022	4,000,000	3,830,000

Road & Rail: 0.34%
Hertz Corporation	6.25	10-15-2022	2,000,000	2,065,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Diversified Capital Builder Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.33%

Communications Equipment: 0.33%
SBA Communications Corporation	5.63%	10-1-2019	$2,000,000	$1,965,000

Materials: 3.67%

Chemicals: 3.41%
Kraton Polymers LLC	6.75	3-1-2019	2,770,000	2,853,100
Olin Corporation	5.50	8-15-2022	2,000,000	1,990,000
Tronox Finance LLC «	6.38	8-15-2020	15,863,000	15,704,370

				20,547,470

Containers & Packaging: 0.26%
Sealed Air Corporation 144A	6.50	12-1-2020	1,500,000	1,571,250

Utilities: 2.64%

Independent Power Producers & Energy Traders: 2.64%
NRG Energy Incorporated	6.63	3-15-2023	500,000	490,000
NRG Energy Incorporated	7.88	5-15-2021	14,418,000	15,427,260

				15,917,260

Total Corporate Bonds and Notes (Cost $82,475,908)				84,093,810

Yankee Corporate Bonds and Notes: 0.79%

Industrials: 0.31%

Electrical Equipment: 0.31%
Sensata Technologies Holdings NV 144A	4.88	10-15-2023	2,000,000	1,860,000

Information Technology: 0.48%

Computers & Peripherals: 0.48%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	3,000,000	2,887,500

Total Yankee Corporate Bonds and Notes (Cost $5,000,000)				4,747,500

	Yield		Shares
Short-Term Investments: 2.05%

Investment Companies: 2.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		658,370	658,370
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.12		11,694,225	11,694,225

Total Short-Term Investments (Cost $12,352,595)				12,352,595

Total investments in securities (Cost $529,503,856) *	101.58%	611,917,398
Other assets and liabilities, net	(1.58)	(9,496,540)

Total net assets	100.00%	$602,420,858

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—September 30, 2013

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $529,630,908 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$87,752,749
Gross unrealized depreciation	(5,466,259)

Net unrealized appreciation	$82,286,490

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Diversified Capital Builder Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$599,564,803
In affiliated securities, at value (see cost below)	12,352,595

Total investments, at value (see cost below)	611,917,398
Receivable for investments sold	5,697,463
Receivable for Fund shares sold	407,604
Receivable for dividends and interest	2,581,492
Receivable for securities lending income	2,601
Prepaid expenses and other assets	129,698

Total assets	620,736,256

Liabilities
Payable for investments purchased	4,350,365
Payable for Fund shares redeemed	1,505,652
Payable upon receipt of securities loaned	11,694,225
Advisory fee payable	285,928
Distribution fees payable	28,641
Due to other related parties	130,896
Accrued expenses and other liabilities	319,691

Total liabilities	18,315,398

Total net assets	$602,420,858

NET ASSETS CONSIST OF
Paid-in capital	$624,951,563
Overdistributed net investment income	(149,368)
Accumulated net realized losses on investments	(104,794,879)
Net unrealized gains on investments	82,413,542

Total net assets	$602,420,858

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$399,535,008
Shares outstanding – Class A	50,627,875
Net asset value per share – Class A	$7.89
Maximum offering price per share – Class A2	$8.37
Net assets – Class B	$6,501,799
Shares outstanding – Class B	818,108
Net asset value per share – Class B	$7.95
Net assets – Class C	$39,758,333
Shares outstanding – Class C	5,033,219
Net asset value per share – Class C	$7.90
Net assets – Administrator Class	$6,835,812
Shares outstanding – Administrator Class	865,585
Net asset value per share – Administrator Class	$7.90
Net assets – Institutional Class	$149,789,906
Shares outstanding – Institutional Class	19,079,449
Net asset value per share – Institutional Class	$7.85

Investments in unaffiliated securities (including securities on loan), at cost	$517,151,261

Investments in affiliated securities, at cost	$12,352,595

Total investments, at cost	$529,503,856

Securities on loan, at value	$11,387,848

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of operations—year ended September 30, 2013

Investment income
Dividends*	$10,972,534
Interest	6,142,712
Securities lending income, net	123,924
Income from affiliated securities	3,859

Total investment income	17,243,029

Expenses
Advisory fee	3,564,949
Administration fees
Fund level	301,359
Class A	1,036,397
Class B	19,052
Class C	100,720
Administrator Class	4,564
Institutional Class	122,779
Shareholder servicing fees
Class A	996,536
Class B	18,319
Class C	96,846
Administrator Class	10,911
Distribution fees
Class B	54,957
Class C	290,537
Custody and accounting fees	37,549
Professional fees	38,226
Registration fees	76,986
Shareholder report expenses	117,180
Trustees’ fees and expenses	28,981
Other fees and expenses	19,607

Total expenses	6,936,455
Less: Fee waivers and/or expense reimbursements	(30,652)

Net expenses	6,905,803

Net investment income	10,337,226

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	56,902,141
Net change in unrealized gains (losses) on investments	20,604,806

Net realized and unrealized gains (losses) on investments	77,506,947

Net increase in net assets resulting from operations	$87,844,173

* Net of foreign dividend withholding taxes in the amount of	$158,483

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Diversified Capital Builder Fund	17

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$10,337,226		$12,792,095
Net realized gains on investments		56,902,141		1,847,313
Net change in unrealized gains (losses) on investments		20,604,806		107,273,060

Net increase in net assets resulting from operations		87,844,173		121,912,468

Distributions to shareholders from
Net investment income
Class A		(6,474,175)		(9,155,364)
Class B		(62,222)		(140,588)
Class C		(338,328)		(616,162)
Administrator Class		(87,817)		(85,183)
Institutional Class		(3,162,236)		(2,481,022)

Total distributions to shareholders		(10,124,778)		(12,478,319)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	988,049	7,459,210	967,861	6,341,488
Class B	13,623	102,631	13,355	90,803
Class C	456,565	3,573,365	158,646	1,044,354
Administrator Class	680,652	5,251,900	223,692	1,482,830
Institutional Class	5,136,491	37,970,601	10,767,646	70,503,856

		54,357,707		79,463,331

Reinvestment of distributions
Class A	817,169	6,011,822	1,280,204	8,389,533
Class B	7,691	55,750	18,911	124,285
Class C	42,113	305,059	83,490	546,693
Administrator Class	7,966	59,321	8,942	58,365
Institutional Class	411,012	3,018,578	335,071	2,210,363

		9,450,530		11,329,239

Payment for shares redeemed
Class A	(7,524,370)	(56,004,245)	(10,372,192)	(68,163,755)
Class B	(360,469)	(2,709,323)	(696,145)	(4,582,544)
Class C	(981,014)	(7,336,338)	(1,027,752)	(6,766,469)
Administrator Class	(257,295)	(1,947,957)	(440,178)	(2,856,064)
Institutional Class	(7,089,654)	(53,439,056)	(3,140,837)	(20,912,953)

		(121,436,919)		(103,281,785)

Net decrease in net assets resulting from capital share transactions		(57,628,682)		(12,489,215)

Total increase in net assets		20,090,713		96,944,934

Net assets
Beginning of period		582,330,145		485,385,211

End of period		$602,420,858		$582,330,145

Undistributed (overdistributed) net investment income		$(149,368)		$479,907

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended March 31
CLASS A	2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.93	$5.65	$6.02	$6.02	$4.18	$8.28
Net investment income	0.12	0.15	0.10	0.07	0.05	0.11
Net realized and unrealized gains (losses) on investments	0.96	1.29	(0.36)	0.00 [3]	1.85	(3.33)

Total from investment operations	1.08	1.44	(0.26)	0.07	1.90	(3.22)
Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.11)	(0.07)	(0.06)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.12)	(0.16)	(0.11)	(0.07)	(0.06)	(0.88)
Net asset value, end of period	$7.89	$6.93	$5.65	$6.02	$6.02	$4.18
Total return[4]	15.75%	25.58%	(4.53)%	1.21%	45.51%	(38.57)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.21%	1.17%	1.14%	1.06%
Net expenses	1.20%	1.20%	1.20%	1.15%	1.14%	1.04%
Net investment income	1.66%	2.40%	1.57%	2.47%	1.07%	1.74%
Supplemental data
Portfolio turnover rate	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$399,535	$390,705	$364,533	$435,454	$467,224	$366,237

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Year ended September 30				Year ended March 31
CLASS B	2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.98	$5.69	$6.05	$6.05	$4.19	$8.29
Net investment income	0.07 [3]	0.11 [3]	0.06 [3]	0.05 [3]	0.02 [3]	0.06 [3]
Net realized and unrealized gains (losses) on investments	0.96	1.28	(0.37)	0.00 [4]	1.86	(3.33)

Total from investment operations	1.03	1.39	(0.31)	0.05	1.88	(3.27)
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.05)	(0.05)	(0.02)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.06)	(0.10)	(0.05)	(0.05)	(0.02)	(0.83)
Net asset value, end of period	$7.95	$6.98	$5.69	$6.05	$6.05	$4.19
Total return[5]	14.87%	24.62%	(5.20)%	0.83%	45.17%	(39.13)%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.96%	1.92%	1.89%	1.80%
Net expenses	1.95%	1.95%	1.95%	1.89%	1.89%	1.78%
Net investment income	0.94%	1.65%	0.81%	1.72%	0.34%	0.96%
Supplemental data
Portfolio turnover rate	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$6,502	$8,077	$10,360	$16,329	$17,992	$18,115

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended March 31
CLASS C	2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.94	$5.66	$6.02	$6.03	$4.18	$8.29
Net investment income	0.07	0.10	0.05	0.05	0.02	0.06
Net realized and unrealized gains (losses) on investments	0.96	1.29	(0.35)	(0.01)	1.85	(3.34)

Total from investment operations	1.03	1.39	(0.30)	0.04	1.87	(3.28)
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.06)	(0.05)	(0.02)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.07)	(0.11)	(0.06)	(0.05)	(0.02)	(0.83)
Net asset value, end of period	$7.90	$6.94	$5.66	$6.02	$6.03	$4.18
Total return[3]	14.86%	24.63%	(5.14)%	0.67%	44.70%	(39.13)%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.96%	1.92%	1.88%	1.82%
Net expenses	1.95%	1.95%	1.95%	1.90%	1.88%	1.80%
Net investment income	0.91%	1.65%	0.79%	1.72%	0.32%	1.01%
Supplemental data
Portfolio turnover rate	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$39,758	$38,279	$35,665	$40,197	$43,558	$33,077

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	21

(For a share outstanding throughout each period)

	Year ended September 30
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]
Net asset value, beginning of period	$6.94	$5.66	$5.99	$5.79
Net investment income	0.14 [2]	0.17 [2]	0.13 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.96	1.28	(0.37)	0.22

Total from investment operations	1.10	1.45	(0.24)	0.24
Distributions to shareholders from
Net investment income	(0.14)	(0.17)	(0.09)	(0.04)
Net asset value, end of period	$7.90	$6.94	$5.66	$5.99
Total return[3]	16.06%	25.84%	(4.25)%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.03%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.99%
Net investment income	1.84%	2.65%	1.86%	2.26%
Supplemental data
Portfolio turnover rate	70%	79%	56%	31%
Net assets, end of period (000s omitted)	$6,836	$3,015	$3,632	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended March 31
INSTITUTIONAL CLASS	2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.90	$5.62	$5.99	$5.99	$4.16	$8.25
Net investment income	0.15	0.18 [3]	0.14 [3]	0.08	0.06	0.13
Net realized and unrealized gains (losses) on investments	0.95	1.28	(0.37)	0.00 [4]	1.84	(3.32)

Total from investment operations	1.10	1.46	(0.23)	0.08	1.90	(3.19)
Distributions to shareholders from
Net investment income	(0.15)	(0.18)	(0.14)	(0.08)	(0.07)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.15)	(0.18)	(0.14)	(0.08)	(0.07)	(0.90)
Net asset value, end of period	$7.85	$6.90	$5.62	$5.99	$5.99	$4.16
Total return[5]	16.17%	26.23%	(4.08)%	1.32%	45.84%	(38.43)%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.78%	0.85%	0.89%	0.81%
Net expenses	0.77%	0.78%	0.77%	0.83%	0.89%	0.79%
Net investment income	2.08%	2.80%	1.99%	2.81%	1.32%	1.99%
Supplemental data
Portfolio turnover rate	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$149,790	$142,256	$71,195	$86,592	$104,142	$84,042

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Diversified Capital Builder Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at the time of the purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

24	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to dividends from certain securities

Notes to financial statements	Wells Fargo Advantage Diversified Capital Builder Fund	25

and recognition of partnership income. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized losses on investments
$(90,101)	$(841,723)	$931,824

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains, in the amount of $104,667,825 with $73,717,301 expiring in 2017 and $30,950,524 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$510,723,493	$0	$0	$510,723,493

Corporate bonds and notes	0	84,093,810	0	84,093,810

Yankee corporate bonds and notes	0	4,747,500	0	4,747,500

Short-term investments
Investment companies	658,370	11,694,225	0	12,352,595
	$511,381,863	$100,535,535	$0	$611,917,398

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 0.95% for Administrator Class shares and 0.78% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $13,686 from the sale of Class A shares and $1,560 and $62 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $415,905,194 and $473,537,245, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the

Notes to financial statements	Wells Fargo Advantage Diversified Capital Builder Fund	27

Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $993 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $10,124,778 and $12,478,319 of ordinary income for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Unrealized gains	Capital loss carryforward
$82,286,488	$(104,667,825)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

28	Wells Fargo Advantage Diversified Capital Builder Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, each of the periods within the period from April 1, 2010 through September 30, 2010 and each of the years in the two-year period ended March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Diversified Capital Builder Fund as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	29

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 63.95% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $6,277,092 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

For the fiscal year ended September 30, 2013 $3,794,586 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Diversified Capital Builder Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219790 11-13 A225/AR225 09-13

Wells Fargo Advantage

Diversified Income Builder Fund

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Diversified Income Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past 12 months were marked by a modestly growing U.S. economy and accommodative monetary policy. Despite periods of political uncertainty, both equity and high-yield asset classes generated positive returns.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Diversified Income Builder Fund for the 12-month period that ended September 30, 2013. The past 12 months were marked by a modestly growing U.S. economy and accommodative monetary policy. Despite periods of political uncertainty, both equity and high-yield asset classes generated positive returns.

Economic growth advanced, helped by accommodative monetary policy but hurt by political uncertainties.

The U.S. economy grew modestly during the past year. Broadly speaking, the U.S. saw gains in business investment and housing alongside some drag from government spending. Employment trended in the right direction, with the unemployment rate declining, though still above satisfactory levels. Globally, the eurozone ended its recession toward the end of the period. Emerging markets growth was mixed, but China’s growth appeared to stabilize.

The Federal Open Market Committee (FOMC) employed accommodative monetary policies throughout the period. By the end of September 2013, the federal funds rate remained near zero and the quantitative easing program continued at the rate of $85 billion per month. Despite efforts to communicate its policies and make clear that changes to policy would be dependent on economic data, market participants were confused by potential timetables for the FOMC to reduce, or taper, its quantitative easing program. In anticipation of a less accommodative policy due to a taper of the bond-purchasing program, longer-term interest rates began increasing in May 2013 and continued to do so through mid-September 2013. When the FOMC ultimately did not taper at its mid-September 2013 meeting, interest rates declined.

Political uncertainty was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end 2012, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. At the close of the period, Congress had not reconciled its differences and had not passed a spending bill that would fund the federal government past the September 30 fiscal year-end, which in turn created uncertainty about a potential government shutdown.

Equities and high-yield bonds turned in positive returns.

Despite uncertainties, investor confidence grew during the period as economic concerns lessened. Most equity and high-yield bond asset classes advanced. For example, the S&P 500 Index1 returned 19.34% and the Russell 1000® Index2 returned 20.91% for the 12-month period that ended September 30, 2013. For the same period, the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index3 returned 7.03%. On the other hand, U.S. Treasury bonds had negative returns as interest rates rose.

A main theme driving bond markets was interest rates moving higher in anticipation of a less accommodative FOMC. Credit quality and default trends, meanwhile, remained favorable. As a result, lower-rated bonds did better than higher-rated bonds

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	3

during the period, benefiting from their higher yields and some modest capital appreciation. Most high-yield bonds posted mid- to high-single-digit total returns, while distressed, speculative-grade bonds returned low-double-digit returns. In contrast, virtually all investment-grade and U.S. Treasury bonds had price declines that largely exceeded coupon income.

U.S. equities produced strong returns. Lingering uncertainties about the pace of growth, however, prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index, for example, health care and consumer discretionary stocks strongly outperformed for the 12-month period, but information technology stocks lagged. Interest-rate-sensitive sectors, such as financials and particularly the real estate investment trusts within the financials sector, as well as several slow-growing but high-yielding stocks primarily in the energy industry, began to underperform as interest rates rose in the second half of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Diversified Income Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKSAX)	4-14-1987	0.19	7.86	4.08	6.37	9.14	4.70	1.14	1.08
Class B (EKSBX)*	2-1-1993	0.57	8.02	4.17	5.57	8.31	4.17	1.89	1.83
Class C (EKSCX)	2-1-1993	4.58	8.32	3.93	5.58	8.32	3.93	1.89	1.83
Administrator Class (EKSDX)	7-30-2010	–	–	–	6.43	9.29	4.78	0.98	0.90
Institutional Class (DKSYX)	1-13-1997	–	–	–	6.83	9.50	4.98	0.71	0.71
Diversified Income Builder Blended Index[4]	–	–	–	–	10.41	12.70	8.57	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–	–	–	–	7.03	13.22	8.63	–	–
Russell 1000® Index[6]	–	–	–	–	20.91	10.53	7.98	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	5

Growth of $10,000 investment[7] as of September 30, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the following indexes: Russell 1000® Index (25%) and BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (75%). You cannot invest directly in an index.

5.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index. directly in an index.

6.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

7.	The chart compares the performance of Class A shares for the most recent ten years with the Diversified Income Builder Blended Index, BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index and the Russell 1000 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

8.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

10.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

6	Wells Fargo Advantage Diversified Income Builder Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmarks, the Diversified Income Builder Blended Index, BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index, and Russell 1000 Index for the 12-month period that ended September 30, 2013.

■	Our preference for higher-quality high-yield bonds slightly restrained performance because lower-rated, higher-yielding bonds outperformed.

■	Also contributing to underperformance of the Fund compared with its benchmarks, especially in the final quarter of the fiscal year, was an overweight in common stocks in interest-rate-sensitive sectors, such as the financials sector and particularly in the Fund’s investments in real estate investment trusts (REITS) within the financials sector, as well as several high-yielding stocks primarily in the energy industry. These issues underperformed as longer-term Treasury interest rates spiked higher in the second half of the period.

Economically sensitive stocks and high-yield bonds added value early in the period, while interest-rate-sensitive issues subtracted value late in the period.

Our strategy of emphasizing stocks and bonds of companies that are more sensitive to improving economic conditions in the U.S. helped the Fund’s relative returns for the first three quarters of the fiscal year. However, in May 2013, the U.S. Federal Reserve (Fed) announced intentions to taper its monthly purchases of government and mortgage securities as early as fall 2013, and longer-term interest rates rose. Many common stocks with high dividend yields that had made them relatively attractive to bond yields declined in price as U.S. Treasury rates rose sharply higher. Although the Fed has since indicated that tapering may well be postponed until late 2013 or sometime in 2014, many of these interest-rate-sensitive common stocks have not recovered to their highs of late spring.

Ten largest holdings[8] (%) as of September 30, 2013
Iron Mountain Incorporated, 5.75%, 8-15-2024	4.85
Seagate Technology HDD Holdings, 4.75%, 6-1-2023	4.70
Tronox Finance LLC, 6.38%, 8-15-2020	4.35
NRG Energy Incorporated, 7.88%, 5-15-2021	4.21
Kraton Polymers LLC, 6.75%, 3-1-2019	4.19
Hornbeck Offshore Services Incorporated, 5.88%, 4-1-2020	3.29
Dycom Investments Incorporated, 7.13%, 1-15-2021	3.08
Hertz Corporation, 6.25%, 10-15-2022	2.94
General Cable Corporation, 5.75%, 10-1-2022	2.63
Valeant Pharmaceuticals International Incorporated, 7.25%, 7-15-2022	2.60

Within the Fund’s stock portfolio, several holdings in the financials sector, primarily REITs, were major detractors, including Health Care REIT Incorporated, and HCP Incorporated. Meanwhile, energy companies Kinder Morgan Incorporated, and The Williams Companies Incorporated, underperformed due to their negative sensitivity to rising interest rates in the last few months of the fiscal year. Within the industrials sector, a number of companies contributed to positive relative returns: Flowserve Corporation; Pall Corporation; Roper Industries Incorporated; Lennox International Incorporated; and IDEX Corporation. In the technology sector, FEI Company contributed to performance relative to the benchmark. Among materials companies, LyondellBasell Industries NV contributed to performance relative to the benchmark.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	7

Portfolio allocation[9] as of September 30, 2013

Specific to the Fund’s fixed-income portfolio, we reallocated the mix of bonds rated BB and B10 during the course of the fiscal year. We reduced our exposure to BB rated issues to 35% from 48% at the beginning of the fiscal year. We increased the concentration in bonds rated B to 58% from 45% at the beginning of the fiscal year. With the economic outlook improving, we felt that B rated bonds had the prospect of providing relatively better total return. We focused our holdings in high-yield bonds of U.S.-based companies that we judged to have competitive business positions and flexible balance sheets that would be able to withstand a slowdown in their sales and profits or diminished access to credit should liquidity provided by financial lenders become reduced. We believed that with fixed-income yields near their historical lows in the first part of the fiscal year, the small amount of yield forgone by positioning the Fund in better-quality high-yield securities was modest, especially when compared with the relative risk of capital losses should the high-yield market suffer a significant correction. We maintained the larger bond positions in Valeant Pharmaceuticals International Incorporated, NRG Energy Incorporated, Tronox Finance LLC, and Seagate Technology HDD Holdings because we regard them as stable to improving credits.

Our outlook is one of cautious optimism.

While the pace of economic growth is low compared with previous recoveries after recessions, we believe the intrinsic dynamism, creativity, and basic strengths of the U.S. economy should provide opportunities in both the stock market as well as the high-yield bond market over the next year. The housing and auto sectors are on multiyear upswings. The expansion of exploration and development of shale gas and petroleum liquids at relatively low costs compared with imported or conventionally extracted oil and gas in the U.S. has provided a boon to both businesses and consumers, improving the competitive cost of our companies and offering some cost relief to consumers for utility and fuel costs. Thus, we will continue to concentrate our equity holdings in companies with proprietary technology, pharmaceutical companies developing new drugs, and sectors of the economy able to grow their revenues from developing U.S. natural resources.

In our view, the high-yield bond market has relatively attractive fundamentals—improving business prospects, lower cost of issuing bonds, a liquid and diverse universe of new issuers, and low levels of estimated bond defaults (around 2% annually). However, we are cautious about the potential foe of high-yield interest rates rising. We believe that the significant increase in interest rates since May 2013 accounts for much of the effect that the Fed’s upcoming reduction of assets purchases should have. Therefore, future shocks from increases in Treasury rates may not be as sharp as they were in May 2013 through August 2013. In this regard, we believe that high-yield bonds should continue to offer high enough income to compensate for credit risks compared with Treasuries and may provide relatively lower price volatility than other sectors of the equity and corporate bond markets.

Please see footnotes on page 5.

8	Wells Fargo Advantage Diversified Income Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$991.14	$5.39	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Class B
Actual	$1,000.00	$987.51	$9.12	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.25	1.83%
Class C
Actual	$1,000.00	$987.46	$9.12	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.25	1.83%
Administrator Class
Actual	$1,000.00	$991.50	$4.49	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Institutional Class
Actual	$1,000.00	$992.48	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Diversified Income Builder Fund	9

Security name	Shares	Value

Common Stocks: 26.19%

Consumer Discretionary: 2.88%

Auto Components: 0.17%
Johnson Controls Incorporated	15,000	$622,500

Distributors: 1.10%
Genuine Parts Company	50,000	4,044,500

Household Durables: 0.33%
Jarden Corporation †	25,000	1,210,000

Media: 1.28%
Comcast Corporation Class A	30,000	1,354,500
DISH Network Corporation	75,000	3,375,750

		4,730,250

Consumer Staples: 2.61%

Food & Staples Retailing: 0.38%
CVS Caremark Corporation	25,000	1,418,750

Food Products: 0.64%
Kraft Foods Group Incorporated	45,000	2,359,800

Household Products: 1.08%
Church & Dwight Company Incorporated	25,000	1,501,250
Colgate-Palmolive Company	10,000	593,000
Kimberly-Clark Corporation	20,000	1,884,400

		3,978,650

Personal Products: 0.51%
Estee Lauder Companies Incorporated Class A	27,000	1,887,300

Energy: 2.14%

Energy Equipment & Services: 0.42%
Dresser-Rand Group Incorporated †	25,000	1,560,000

Oil, Gas & Consumable Fuels: 1.72%
ConocoPhillips Company	5,000	347,550
Marathon Petroleum Corporation	30,000	1,929,600
Phillips 66	70,000	4,047,400

		6,324,550

Financials: 7.41%

Commercial Banks: 2.54%
Branch Banking & Trust Corporation	85,000	2,868,750
PNC Financial Services Group Incorporated	67,000	4,854,150
US Bancorp	45,000	1,646,100

		9,369,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

REITs: 4.87%
HCP Incorporated	75,000	$3,071,250
Health Care REIT Incorporated	145,000	9,045,100
Plum Creek Timber Company	105,000	4,917,150
Ventas Incorporated	15,000	922,500

		17,956,000

Health Care: 2.10%

Biotechnology: 0.65%
Celgene Corporation †	4,000	615,720
Medivation Incorporated †	30,000	1,798,200

		2,413,920

Health Care Equipment & Supplies: 0.15%
CareFusion Corporation †	15,000	553,500

Pharmaceuticals: 1.30%
AbbVie Incorporated	30,000	1,341,900
Actavis Incorporated †	5,000	720,000
Allergan Incorporated	30,000	2,713,500

		4,775,400

Industrials: 4.05%

Aerospace & Defense: 1.19%
Lockheed Martin Corporation	25,000	3,188,750
Precision Castparts Corporation	3,000	681,720
United Technologies Corporation	5,000	539,100

		4,409,570

Building Products: 0.49%
Apogee Enterprises Incorporated	10,000	296,800
Lennox International Incorporated	20,000	1,505,200

		1,802,000

Construction & Engineering: 0.28%
Chicago Bridge & Iron Company NV	15,000	1,016,550

Electrical Equipment: 0.79%
Roper Industries Incorporated	22,000	2,923,140

Machinery: 0.64%
Flowserve Corporation	15,000	935,850
IDEX Corporation	10,000	652,500
Pall Corporation	10,000	770,400

		2,358,750

Road & Rail: 0.66%
Hertz Global Holdings Incorporated †	110,000	2,437,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Diversified Income Builder Fund	11

Security name			Shares	Value

Information Technology: 2.65%

Electronic Equipment, Instruments & Components: 1.77%
Amphenol Corporation Class A			22,000	$1,702,360
FEI Company			55,000	4,829,000

				6,531,360

IT Services: 0.88%
Automatic Data Processing Incorporated			45,000	3,257,100

Materials: 2.35%

Chemicals: 2.35%
LyondellBasell Industries NV Class A			80,000	5,858,400
PPG Industries Incorporated			10,000	1,670,600
Valspar Corporation			10,000	634,300
Westlake Chemical Corporation			5,000	523,300

				8,686,600

Total Common Stocks (Cost $84,621,195)				96,626,790

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 66.42%

Consumer Discretionary: 5.05%

Auto Components: 1.01%
Lear Corporation 144A	4.75%	1-15-2023	$4,000,000	3,710,000

Media: 2.05%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	7,568,400

Specialty Retail: 1.99%
Penske Auto Group Incorporated	5.75	10-1-2022	7,511,000	7,360,780

Consumer Staples: 0.64%

Food Products: 0.64%
Post Holdings Incorporated 144A	7.38	2-15-2022	250,000	262,813
Post Holdings Incorporated	7.38	2-15-2022	2,000,000	2,102,500

				2,365,313

Energy: 12.23%

Energy Equipment & Services: 7.61%
Atwood Oceanics Incorporated	6.50	2-1-2020	2,500,000	2,618,750
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,080,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,694,100
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,120,000
Nuverra Environmental Solutions Incorporated	9.88	4-15-2018	7,450,000	7,561,750

				28,074,600

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—September 30, 2013

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 4.62%
Atlas Pipeline Partners LP 144A	5.88%	8-1-2023	$7,000,000	$6,580,000
CONSOL Energy Incorporated	8.25	4-1-2020	1,775,000	1,903,688
Denbury Resources Incorporated	4.63	7-15-2023	3,000,000	2,745,000
Regency Energy Partners LP 144A	4.50	11-1-2023	1,000,000	905,000
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	5,000,000	4,893,750

				17,027,438

Financials: 0.39%

REITs: 0.39%
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,432,500

Health Care: 9.20%

Health Care Equipment & Supplies: 2.67%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,042,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,075,000
Hologic Incorporated	6.25	8-1-2020	5,500,000	5,726,875

				9,844,375

Pharmaceuticals: 6.53%
Endo Pharmaceuticals Holdings Incorporated	7.00	12-15-2020	7,440,000	7,626,000
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	6,500,000	6,890,000
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	9,000,000	9,585,000

				24,101,000

Industrials: 15.26%

Commercial Services & Supplies: 5.37%
Clean Harbors Incorporated	5.13	6-1-2021	2,000,000	1,932,500
Iron Mountain Incorporated	5.75	8-15-2024	19,880,000	17,892,000

				19,824,500

Construction & Engineering: 3.08%
Dycom Investments Incorporated	7.13	1-15-2021	10,845,000	11,360,138

Electrical Equipment: 3.55%
Belden Incorporated 144A	5.50	9-1-2022	3,500,000	3,377,500
General Cable Corporation 144A	5.75	10-1-2022	10,150,000	9,718,625

				13,096,125

Machinery: 0.32%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,165,000

Road & Rail: 2.94%
Hertz Corporation	6.25	10-15-2022	10,500,000	10,841,250

Information Technology: 1.30%

IT Services: 1.30%
Neustar Incorporated	4.50	1-15-2023	5,350,000	4,801,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Diversified Income Builder Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Materials: 14.87%

Chemicals: 5.89%
Huntsman International LLC	4.88%	11-15-2020	$1,100,000	$1,042,250
Kraton Polymers LLC	6.75	3-1-2019	15,000,000	15,450,000
Olin Corporation	5.50	8-15-2022	5,250,000	5,223,750

				21,716,000

Containers & Packaging: 4.15%
Ball Corporation	5.00	3-15-2022	3,400,000	3,298,000
Greif Incorporated	7.75	8-1-2019	2,778,000	3,139,140
Sealed Air Corporation 144A	5.25	4-1-2023	3,650,000	3,458,375
Sealed Air Corporation 144A	6.50	12-1-2020	3,000,000	3,142,500
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,265,000

				15,303,015

Metals & Mining: 4.83%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,800,000
Tronox Finance LLC «	6.38	8-15-2020	16,200,000	16,038,000

				17,838,000

Telecommunication Services: 1.96%

Wireless Telecommunication Services: 1.96%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,242,250
SBA Telecommunications Incorporated	5.75	7-15-2020	2,000,000	1,985,000
SBA Telecommunications Incorporated	8.25	8-15-2019	1,836,000	1,982,878

				7,210,128

Utilities: 5.52%

Independent Power Producers & Energy Traders: 5.52%
AES Corporation	4.88	5-15-2023	1,000,000	935,000
AES Corporation	8.00	6-1-2020	2,550,000	2,907,000
NRG Energy Incorporated	6.63	3-15-2023	1,000,000	980,000
NRG Energy Incorporated	7.88	5-15-2021	14,500,000	15,515,000

				20,337,000

Total Corporate Bonds and Notes (Cost $247,222,956)				244,977,187

Yankee Corporate Bonds and Notes: 6.06%

Energy: 0.86%

Energy Equipment & Services: 0.86%
Precision Drilling Corporation	6.63	11-15-2020	3,000,000	3,172,500

Industrials: 0.50%

Electrical Equipment: 0.50%
Sensata Technologies Holdings NV 144A	4.88	10-15-2023	2,000,000	1,860,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—September 30, 2013

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 4.70%

Computers & Peripherals: 4.70%
Seagate Technology HDD Holdings 144A	4.75%	6-1-2023	$18,000,000	$17,325,000

Total Yankee Corporate Bonds and Notes (Cost $22,847,677)				22,357,500

	Yield		Shares

Short-Term Investments: 4.76%

Investment Companies: 4.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		1,772,441	1,772,441
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.12		15,774,750	15,774,750

Total Short-Term Investments (Cost $17,547,191)				17,547,191

Total investments in securities (Cost $372,239,019) *	103.43%	381,508,668
Other assets and liabilities, net	(3.43)	(12,667,854)

Total net assets	100.00%	$368,840,814

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $372,430,434 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,874,161
Gross unrealized depreciation	(8,795,927)

Net unrealized appreciation	$9,078,234

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Diversified Income Builder Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$363,961,477
In affiliated securities, at value (see cost below)	17,547,191

Total investments, at value (see cost below)	381,508,668
Receivable for Fund shares sold	446,629
Receivable for dividends and interest	4,808,872
Receivable for securities lending income	1,616
Prepaid expenses and other assets	45,352

Total assets	386,811,137

Liabilities
Dividends payable	151,581
Payable for investments purchased	564,741
Payable for Fund shares redeemed	1,029,827
Payable upon receipt of securities loaned	15,774,750
Advisory fee payable	138,179
Distribution fees payable	72,118
Due to other related parties	81,545
Accrued expenses and other liabilities	157,582

Total liabilities	17,970,323

Total net assets	$368,840,814

NET ASSETS CONSIST OF
Paid-in capital	$351,698,605
Overdistributed net investment income	(169,683)
Accumulated net realized gains on investments	8,042,243
Net unrealized gains on investments	9,269,649

Total net assets	$368,840,814

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$159,228,534
Shares outstanding – Class A	25,990,681
Net asset value per share – Class A	$6.13
Maximum offering price per share – Class A2	$6.50
Net assets – Class B	$4,557,178
Shares outstanding – Class B	741,105
Net asset value per share – Class B	$6.15
Net assets – Class C	$112,112,998
Shares outstanding – Class C	18,265,923
Net asset value per share – Class C	$6.14
Net assets – Administrator Class	$43,134,828
Shares outstanding – Administrator Class	7,171,648
Net asset value per share – Administrator Class	$6.01
Net assets – Institutional Class	$49,807,276
Shares outstanding – Institutional Class	8,288,990
Net asset value per share – Institutional Class	$6.01

Investments in unaffiliated securities (including securities on loan), at cost	$354,691,828

Investments in affiliated securities, at cost	$17,547,191

Total investments, at cost	$372,239,019

Securities on loan, at value	$15,361,467

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Income Builder Fund	Statement of operations—year ended September 30, 2013

Investment income
Interest	$16,616,444
Dividends*	2,748,072
Securities lending income, net	50,684
Income from affiliated securities	5,675

Total investment income	19,420,875

Expenses
Advisory fee	1,898,547
Administration fees
Fund level	189,855
Class A	409,243
Class B	14,477
Class C	306,814
Administrator Class	43,061
Institutional Class	44,539
Shareholder servicing fees
Class A	393,503
Class B	13,920
Class C	295,013
Administrator Class	104,262
Distribution fees
Class B	41,761
Class C	885,040
Custody and accounting fees	25,817
Professional fees	53,259
Registration fees	69,759
Shareholder report expenses	67,627
Trustees’ fees and expenses	11,487
Other fees and expenses	14,965

Total expenses	4,882,949
Less: Fee waivers and/or expense reimbursements	(147,704)

Net expenses	4,735,245

Net investment income	14,685,630

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	20,532,038
Net change in unrealized gains (losses) on investments	(13,113,077)

Net realized and unrealized gains (losses) on investments	7,418,961

Net increase in net assets resulting from operations	$22,104,591

* Net of foreign dividend withholding taxes in the amount of	$49,530

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Diversified Income Builder Fund	17

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$14,685,630		$17,097,543
Net realized gains on investments		20,532,038		3,048,913
Net change in unrealized gains (losses) on investments		(13,113,077)		44,168,787

Net increase in net assets resulting from operations		22,104,591		64,315,243

Distributions to shareholders from
Net investment income
Class A		(6,352,476)		(6,999,759)
Class B		(183,448)		(305,655)
Class C		(3,882,646)		(4,671,240)
Administrator Class		(1,819,347)		(2,095,742)
Institutional Class		(2,466,358)		(3,227,498)

Total distributions to shareholders		(14,704,275)		(17,299,894)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,909,737	49,088,272	4,241,303	24,247,397
Class B	80,750	496,165	196,898	1,139,265
Class C	3,385,432	21,001,892	3,667,427	21,047,481
Administrator Class	5,802,892	35,213,664	5,544,055	31,385,314
Institutional Class	455,070	2,775,145	754,146	4,235,129

		108,575,138		82,054,586

Reinvestment of distributions
Class A	913,899	5,646,871	1,012,977	5,831,437
Class B	25,530	158,223	40,365	232,947
Class C	488,560	3,024,505	576,008	3,323,591
Administrator Class	237,824	1,442,937	133,593	759,440
Institutional Class	403,088	2,442,105	565,388	3,188,701

		12,714,641		13,336,116

Payment for shares redeemed
Class A	(7,031,351)	(43,407,278)	(6,605,930)	(37,693,570)
Class B	(436,215)	(2,703,309)	(676,589)	(3,865,738)
Class C	(4,725,962)	(29,239,530)	(4,325,239)	(24,883,423)
Administrator Class	(4,935,159)	(30,055,468)	(6,422,019)	(36,846,758)
Institutional Class	(2,602,628)	(15,702,395)	(3,120,151)	(17,493,988)

		(121,107,980)		(120,783,477)

Net increase (decrease) in net assets resulting from capital share transactions		181,799		(25,392,775)

Total increase in net assets		7,582,115		21,622,574

Net assets

Beginning of period		361,258,699		339,636,125

End of period		$368,840,814		$361,258,699

Overdistributed net investment income		$(169,683)		$(193,848)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended April 30
CLASS A	2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.00	$5.26	$5.57	$5.46	$4.58	$6.06
Net investment income	0.25	0.28	0.28	0.13	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.13	0.74	(0.27)	0.11	0.87	(1.45)

Total from investment operations	0.38	1.02	0.01	0.24	1.12	(1.19)
Distributions to shareholders from
Net investment income	(0.25)	(0.28)	(0.32)	(0.13)	(0.24)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.25)	(0.28)	(0.32)	(0.13)	(0.24)	(0.29)
Net asset value, end of period	$6.13	$6.00	$5.26	$5.57	$5.46	$4.58
Total return[3]	6.37%	19.86%	(0.28)%	4.42%	24.93%	(19.64)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.13%	1.10%	1.07%	1.07%
Net expenses	1.08%	1.08%	1.08%	1.05%	1.07%	1.07%
Net investment income	4.03%	4.93%	4.86%	5.74%	4.96%	5.15%
Supplemental data
Portfolio turnover rate	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$159,229	$145,156	$134,340	$154,005	$146,340	$108,773

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Year ended September 30				Year ended April 30
CLASS B	2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.02	$5.28	$5.59	$5.48	$4.60	$6.08
Net investment income	0.21 [3]	0.24 [3]	0.24 [3]	0.11 [3]	0.21 [3]	0.22 [3]
Net realized and unrealized gains (losses) on investments	0.12	0.74	(0.27)	0.11	0.87	(1.45)

Total from investment operations	0.33	0.98	(0.03)	0.22	1.08	(1.23)
Distributions to shareholders from
Net investment income	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.25)
Net asset value, end of period	$6.15	$6.02	$5.28	$5.59	$5.48	$4.60
Total return[4]	5.57%	18.92%	(1.01)%	4.09%	23.65%	(19.99)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.88%	1.85%	1.82%	1.81%
Net expenses	1.83%	1.83%	1.83%	1.80%	1.82%	1.81%
Net investment income	3.31%	4.21%	4.11%	5.01%	4.18%	4.33%
Supplemental data
Portfolio turnover rate	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$4,557	$6,449	$7,971	$16,089	$17,379	$19,309

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended April 30
CLASS C	2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.01	$5.27	$5.58	$5.47	$4.60	$6.07
Net investment income	0.20	0.24	0.24	0.11	0.22	0.22 [3]
Net realized and unrealized gains (losses) on investments	0.13	0.74	(0.27)	0.11	0.85	(1.44)

Total from investment operations	0.33	0.98	(0.03)	0.22	1.07	(1.22)
Distributions to shareholders from
Net investment income	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.25)
Net asset value, end of period	$6.14	$6.01	$5.27	$5.58	$5.47	$4.60
Total return[4]	5.58%	18.94%	(1.02)%	4.09%	23.69%	(20.03)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.89%	1.88%	1.85%	1.82%	1.82%
Net expenses	1.83%	1.83%	1.83%	1.80%	1.82%	1.82%
Net investment income	3.29%	4.18%	4.12%	5.01%	4.22%	4.41%
Supplemental data
Portfolio turnover rate	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$112,113	$114,896	$101,140	$93,159	$93,423	$57,096

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	21

(For a share outstanding throughout each period)

	Year ended September 30
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]
Net asset value, beginning of period	$5.89	$5.16	$5.46	$5.33
Net investment income	0.26	0.28	0.29 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.12	0.74	(0.26)	0.12

Total from investment operations	0.38	1.02	0.03	0.18
Distributions to shareholders from
Net investment income	(0.26)	(0.29)	(0.33)	(0.05)
Net asset value, end of period	$6.01	$5.89	$5.16	$5.46
Total return[3]	6.43%	20.15%	0.00%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.97%	0.89%	1.02%
Net expenses	0.90%	0.90%	0.87%	0.90%
Net investment income	4.21%	5.10%	5.09%	5.80%
Supplemental data
Portfolio turnover rate	60%	72%	65%	21%
Net assets, end of period (000s omitted)	$43,135	$35,727	$35,157	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended April 30
INSTITUTIONAL CLASS	2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$5.88	$5.16	$5.46	$5.36	$4.48	$5.96
Net investment income	0.27 [3]	0.30 [3]	0.30	0.14	0.27	0.26
Net realized and unrealized gains (losses) on investments	0.13	0.72	(0.26)	0.09	0.86	(1.45)

Total from investment operations	0.40	1.02	0.04	0.23	1.13	(1.19)
Distributions to shareholders from
Net investment income	(0.27)	(0.30)	(0.34)	(0.13)	(0.25)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.27)	(0.30)	(0.34)	(0.13)	(0.25)	(0.29)
Net asset value, end of period	$6.01	$5.88	$5.16	$5.46	$5.36	$4.48
Total return[4]	6.83%	20.18%	0.18%	4.41%	25.68%	(19.85)%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.71%	0.70%	0.76%	0.82%	0.84%
Net expenses	0.69%	0.71%	0.69%	0.74%	0.82%	0.84%
Net investment income	4.43%	5.32%	5.27%	6.10%	5.31%	5.65%
Supplemental data
Portfolio turnover rate	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$49,807	$59,031	$61,029	$84,780	$195,418	$58,710

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Diversified Income Builder Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each

24	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements

business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to certain distributions paid and recognition of partnership income. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$42,810	$(42,810)

Notes to financial statements	Wells Fargo Advantage Diversified Income Builder Fund	25

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$96,626,790	$0	$0	$96,626,790
Corporate bonds and notes	0	244,977,187	0	244,977,187
Yankee corporate bonds and notes	0	22,357,500	0	22,357,500
Short-term investments
Investment companies	1,772,441	15,774,750	0	17,547,191
	$98,399,231	$283,109,437	$0	$381,508,668

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

26	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A, 1.83% for Class B , 1.83% for Class C, 0.90% for Administrator Class, and 0.71% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $55,382 from the sale of Class A shares and $1,576 and $1,846 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $224,388,516 and $224,427,101, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $797 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements	Wells Fargo Advantage Diversified Income Builder Fund	27

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2013 and September 30, 2012 were as follows:

	Year ended September 30,
	2013	2012
Ordinary income	$14,408,686	$17,299,894
Long-term capital gain	295,589	0

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains
$8,233,658	$9,078,234

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

28	Wells Fargo Advantage Diversified Income Builder Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, each of the periods within the period from May 1, 2010 through September 30, 2010 and each of the years in the two-year period ended April 30, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Diversified Income Builder Fund as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	29

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 4.16% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 852 of the Internal Revenue Code, $295,589 was designated as long-term capital gain distributions for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $922,936 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

For the fiscal year ended September 30, 2013, $11,843,849 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Diversified Income Builder Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219791 11-13 A226/AR226 09-13

Wells Fargo Advantage

Index Asset Allocation Fund

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Index Fund	Small Cap Value Fund
Capital Growth Fund	International Equity Fund	Small Company Growth Fund
Common Stock Fund	International Value Fund	Small Company Value Fund
Disciplined U.S. Core Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Equity Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Growth Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Equity Income Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Enterprise Fund†	Precious Metals Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past 12 months were marked by a modestly growing U.S. economy and accommodative monetary policy. Despite periods of political uncertainty, both equity and high-yield asset classes generated positive returns.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Index Asset Allocation Fund for the 12-month period that ended September 30, 2013. The past 12 months were marked by a modestly growing U.S. economy and accommodative monetary policy. Despite periods of political uncertainty, both equity and high-yield asset classes generated positive returns.

Economic growth advanced, helped by accommodative monetary policy but hurt by political uncertainties.

The U.S. economy grew modestly during the past year. Broadly speaking, the U.S. saw gains in business investment and housing alongside some drag from government spending. Employment trended in the right direction, with the unemployment rate declining, though still above satisfactory levels. Globally, the eurozone ended its recession toward the end of the period. Emerging markets growth was mixed, but China’s growth appeared to stabilize.

The Federal Open Market Committee (FOMC) employed accommodative monetary policies throughout the period. By the end of September, the federal funds rate remained near zero and the quantitative easing program continued at the rate of $85 billion per month. Despite efforts to communicate its policies and make clear that changes to policy would be dependent on economic data, market participants were confused by potential timetables for the FOMC to reduce, or taper, its quantitative easing program. In anticipation of a less accommodative policy due to a taper of the bond-purchasing program, longer-term interest rates began increasing in May 2013 and continued to do so through mid-September 2013. When the FOMC ultimately did not taper at its mid-September 2013 meeting, interest rates declined.

Political uncertainty was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end 2012, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. At the close of the period, Congress had not reconciled its differences and had not passed a spending bill that would fund the federal government past the September 30 fiscal year-end, which in turn created uncertainty about a potential government shutdown.

Equities and high-yield bonds turned in positive returns.

Despite uncertainties, investor confidence grew during the period as economic concerns lessened. Most equity and high-yield bond asset classes advanced. For example, the S&P 500 Index1 returned 19.34% and the Russell 1000® Index2 returned 20.91% for the 12-month period that ended September 30, 2013. For the same period, the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index3 returned 7.03%. On the other hand, U.S. Treasury bonds had negative returns as interest rates rose.

A main theme driving bond markets was interest rates moving higher in anticipation of a less accommodative FOMC. Credit quality and default trends,

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	3

meanwhile, remained favorable. As a result, lower-rated bonds did better than higher-rated bonds during the period, benefiting from their higher yields and some modest capital appreciation. Most high-yield bonds posted mid- to high-single-digit total returns, while distressed, speculative-grade bonds returned low-double-digit returns. In contrast, virtually all investment-grade and U.S. Treasury bonds had price declines that largely exceeded coupon income.

U.S. equities produced strong returns. Lingering uncertainties about the pace of growth, however, prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index, for example, health care and consumer discretionary stocks strongly outperformed for the 12-month period, but information technology stocks lagged. Interest-rate-sensitive sectors, such as financials and particularly the real estate investment trusts within the financials sector, as well as several slow-growing but high-yielding stocks primarily in the energy industry, began to underperform as interest rates rose in the second half of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM1

Christian Chan, CFA1

Average annual total returns (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFAAX)	11-13-1986	5.59	7.29	5.97	12.02	8.57	6.60	1.19	1.16
Class B (SASBX)*	1-1-1995	6.22	7.47	6.05	11.22	7.77	6.05	1.94	1.91
Class C (WFALX)	4-1-1998	10.20	7.76	5.81	11.20	7.76	5.81	1.94	1.91
Administrator Class (WFAIX)	11-8-1999	–	–	–	12.31	8.83	6.87	1.03	0.91
Index Asset Allocation Composite Index[4]	–	–	–	–	6.07	9.50	7.71	–	–
S&P 500 Index[5]	–	–	–	–	19.34	10.02	7.57	–	–
Barclays U.S. Treasury 20+ Year Index[6]	–	–	–	–	(11.84)	6.14	6.27	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	5

Growth of $10,000 investment[7] as of September 30, 2013

1.	Effective September 30, 2013, Kandarp Acharya and Christian Chan have been named co-portfolio managers of the Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Class A, 1.90% for Class B, 1.90% for Class C, and 0.90% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays 20+ Year Treasury Index (a subset of the Barclays U.S. Treasury Index, which contains public obligations of the U.S. Treasury with a remaining maturity of one year or more). You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

7.	The chart compares the performance of Class A shares for the most recent ten years with the Index Asset Allocation Composite Index, S&P 500 Index, and Barclays U.S. Treasury 20+ Year Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

8.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Equity sector distribution is subject to change and is calculated based on the total long-term equity investments of the Fund.

10.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

6	Wells Fargo Advantage Index Asset Allocation Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed, the Index Asset Allocation Composite Index and Barclays U.S. Treasury 20+ Year Index benchmarks, but underperformed the S&P 500 Index, for the 12-month period that ended September 30, 2013.

■	The Fund’s tactical overweight in stocks contributed positively to the performance of the Fund as the S&P 500 Index outperformed long-term U.S. Treasury bonds by a wide margin. For the 12-month period, the S&P 500 Index rose by 19.34% and the Barclays U.S. Treasury 20+ Year Index lost 11.84%.

Renewed optimism drove stocks higher during the 12-month period.

Equity markets posted broad-based gains during the period, as the economy showed signs of continued healing, corporate profitability remained healthy, and monetary policy stayed accommodative. Despite a stubbornly high unemployment rate, the market perceived declining macroeconomic risks on several fronts, including the stabilization of the European Monetary Union at least for the intermediate term. At the beginning of the reporting period, the U.S. Federal Reserve had just announced a third round of quantitative easing, buoying risk assets with the prospects of additional liquidity. Other central banks around the world echoed the action, adding even more fuel to the risk rally. Toward the end of the period, however, the word taper reentered our lexicon—this time, in a non-jean setting, but the results were equally unsettling. The markets sold off in response, and volatility predictably spiked. By the end of the period, investors were turning their attention to the prospects of yet another government debt show down.

Ten largest holdings[8] (%) as of September 30, 2013
U.S. Treasury Bond, 4.38%, 5-15-2040	2.34
U.S. Treasury Bond, 3.75%, 8-15-2041	2.28
U.S. Treasury Bond, 4.25%, 11-15-2040	2.27
U.S. Treasury Bond, 4.63%, 2-15-2040	2.22
U.S. Treasury Bond, 4.38%, 5-15-2041	2.09
U.S. Treasury Bond, 4.38%, 11-15-2039	2.02
U.S. Treasury Bond, 4.75%, 2-15-2041	1.94
U.S. Treasury Bond, 3.88%, 8-15-2040	1.88
Apple Incorporated	1.74
U.S. Treasury Bond, 3.13%, 2-15-2043	1.64

Equity sector distribution[9] as of September 30, 2013

Neutral target allocation[10] as of September 30, 2013
Bonds	40%
Stocks	60%

Current target allocation[10] as of September 30, 2013
Bonds	11%
Stocks	89%

The tactical shift toward stocks contributed positively to performance, as the S&P 500 Index outperformed long-term U.S. Treasury bonds for the 12-month period.

During the period, the Fund employed a Tactical Asset Allocation (TAA) Model, which seeks to enhance returns by shifting the effective allocations based on the relative attractiveness of stocks and bonds. The Fund’s stock holdings seek to replicate the holdings of the S&P 500 Index, and its bond holdings seek to replicate the holdings of the Barclays U.S. Treasury 20+ Year Index. During the 12-month period, the Fund predominantly maintained its maximum equity overweight with a targeted allocation of 85% stocks and 15% bonds. Because of price fluctuations, the Fund’s actual allocation on a particular day may differ slightly from the target allocation. The emphasis on stocks contributed positively to the relative performance over the past year, as U.S. stocks handsomely outperformed U.S. Treasury bonds. The Fund’s neutral target allocation is 60% stocks and 40% bonds.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	7

The TAA Model continued to favor stocks relative to bonds at the close of the period.

The model is a relative-value model, measuring the expected returns on stocks versus the expected returns on bonds. Given extremely low Treasury yields and reasonably priced equity markets, the model continued to favor stocks at the close of the period. The Fund changed portfolio managers on September 30, 2013. The new portfolio managers intend to continue to use the TAA Model but may also consider additional factors, such as monetary policy, growth prospects, valuations, and market sentiment.

8	Wells Fargo Advantage Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,046.21	$5.90	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,042.45	$9.73	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,042.23	$9.73	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,047.12	$4.62	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.02%
FHLMC	10.50%	1-1-2016	$264	$283
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	100,693	123,947

Total Agency Securities (Cost $107,401)				124,230

			Shares

Common Stocks: 59.99%

Consumer Discretionary: 7.37%

Aerospace & Defense: 0.37%
United Technologies Corporation			24,135	2,602,236

Auto Components: 0.25%
BorgWarner Incorporated			3,274	331,951
Delphi Automotive plc			8,072	471,566
Johnson Controls Incorporated			19,562	811,823
The Goodyear Tire & Rubber Company †			7,034	157,913

				1,773,253

Automobiles: 0.46%
Ford Motor Company			112,654	1,900,473
General Motors Company †			26,912	968,025
Harley-Davidson Incorporated			6,376	409,594

				3,278,092

Distributors: 0.05%
Genuine Parts Company			4,429	358,262

Diversified Consumer Services: 0.03%
H&R Block Incorporated			7,830	208,748

Hotels, Restaurants & Leisure: 1.07%
Carnival Corporation			12,519	408,620
Chipotle Mexican Grill Incorporated †			882	378,113
Darden Restaurants Incorporated			3,724	172,384
International Game Technology			7,458	141,180
Marriott International Incorporated Class A			6,502	273,474
McDonald’s Corporation			28,586	2,750,259
Starbucks Corporation			21,487	1,653,854
Starwood Hotels & Resorts Worldwide Incorporated			5,576	370,525
Wyndham Worldwide Corporation			3,802	231,808
Wynn Resorts Limited			2,314	365,635
Yum! Brands Incorporated			12,757	910,722

				7,656,574

Household Durables: 0.20%
D.R. Horton Incorporated			8,124	157,849
Garmin Limited «			3,517	158,933
Harman International Industries Incorporated			1,946	128,884
Leggett & Platt Incorporated			4,062	122,469
Lennar Corporation			4,745	167,973
Newell Rubbermaid Incorporated			8,236	226,490
Pulte Homes Incorporated			9,993	164,885
Whirlpool Corporation			2,266	331,833

				1,459,316

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Internet & Catalog Retail: 0.80%
Amazon.com Incorporated †	10,581	$3,308,044
Expedia Incorporated	3,071	159,047
Netflix Incorporated †	1,682	520,091
priceline.com Incorporated †	1,470	1,486,097
TripAdvisor Incorporated †	3,188	241,778

		5,715,057

Leisure Equipment & Products: 0.08%
Hasbro Incorporated	3,300	155,562
Mattel Incorporated	9,850	412,321

		567,883

Media: 1.75%
Cablevision Systems Corporation New York Group Class A	6,117	103,010
CBS Corporation Class B	16,084	887,193
DIRECTV Group Incorporated †	14,600	872,350
Discovery Communications Incorporated Class A †	6,601	557,256
Gannett Company Incorporated	6,553	175,555
Interpublic Group of Companies Incorporated	12,069	207,345
News Corporation Class A †	14,237	228,646
Omnicom Group Incorporated	7,354	466,538
Scripps Networks Interactive Incorporated	3,127	244,250
Time Warner Cable Incorporated	8,171	911,884
Time Warner Incorporated	26,306	1,731,198
Twenty-First Century Fox Incorporated	56,796	1,902,666
Viacom Incorporated Class B	12,411	1,037,311
Walt Disney Company	47,508	3,063,791
Washington Post Company Class B	125	76,419

		12,465,412

Multiline Retail: 0.46%
Dollar General Corporation †	8,513	480,644
Dollar Tree Incorporated †	6,376	364,452
Family Dollar Stores Incorporated	2,764	199,063
JCPenney Company Incorporated «†	5,485	48,378
Kohl’s Corporation	5,835	301,961
Macy’s Incorporated	10,758	465,499
Nordstrom Incorporated	4,122	231,656
Target Corporation	18,048	1,154,711

		3,246,364

Specialty Retail: 1.40%
Abercrombie & Fitch Company Class A	2,184	77,248
AutoNation Incorporated †	1,838	95,888
AutoZone Incorporated †	1,016	429,494
Bed Bath & Beyond Incorporated †	6,225	481,566
Best Buy Company Incorporated	7,713	289,238
CarMax Incorporated †	6,393	309,869
GameStop Corporation Class A	3,344	166,030
Gap Incorporated	7,886	317,648
Home Depot Incorporated	40,959	3,106,740

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	11

Security name	Shares	Value

Specialty Retail (continued)
L Brands Incorporated	6,964	$425,500
Lowe’s Companies Incorporated	30,074	1,431,833
O’Reilly Automotive Incorporated †	3,106	396,295
PetSmart Incorporated	2,971	226,568
Ross Stores Incorporated	6,194	450,923
Staples Incorporated	18,887	276,695
Tiffany & Company	3,145	240,970
TJX Companies Incorporated	20,453	1,153,345
Urban Outfitters Incorporated †	3,119	114,686

		9,990,536

Textiles, Apparel & Luxury Goods: 0.45%
Coach Incorporated	8,063	439,675
Fossil Group Incorporated †	1,436	166,921
Nike Incorporated Class B	21,388	1,553,624
PVH Corporation	2,331	276,666
Ralph Lauren Corporation	1,730	284,983
VF Corporation	2,513	500,213

		3,222,082

Consumer Staples: 6.03%

Beverages: 1.33%
Beam Incorporated	4,628	299,200
Brown-Forman Corporation Class B	4,646	316,532
Coca-Cola Enterprises Incorporated	7,107	285,772
Constellation Brands Incorporated Class A †	4,741	272,133
Dr Pepper Snapple Group Incorporated	5,822	260,942
Molson Coors Brewing Company	4,512	226,187
Monster Beverage Corporation †	3,876	202,521
PepsiCo Incorporated	44,099	3,505,871
The Coca-Cola Company	109,016	4,129,526

		9,498,684

Food & Staples Retailing: 1.43%
Costco Wholesale Corporation	12,484	1,437,158
CVS Caremark Corporation	35,123	1,993,230
Kroger Company	14,821	597,879
Safeway Incorporated	6,900	220,731
Sysco Corporation	16,824	535,508
Wal-Mart Stores Incorporated	46,544	3,442,394
Walgreen Company	24,861	1,337,522
Whole Foods Market Incorporated	10,650	623,025

		10,187,447

Food Products: 0.96%
Archer Daniels Midland Company	18,848	694,360
Campbell Soup Company	5,104	207,784
ConAgra Foods Incorporated	12,069	366,173
General Mills Incorporated	18,351	879,380

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Food Products (continued)
Hormel Foods Corporation	3,850	$162,162
JM Smucker Company	3,006	315,750
Kellogg Company	7,358	432,135
Kraft Foods Group Incorporated	17,031	893,106
McCormick & Company Incorporated	3,772	244,048
Mead Johnson Nutrition Company	5,788	429,817
Mondelez International Incorporated Class A	50,917	1,599,812
The Hershey Company	4,274	395,345
Tyson Foods Incorporated Class A	7,955	224,967

		6,844,839

Household Products: 1.23%
Clorox Company	3,729	304,734
Colgate-Palmolive Company	25,199	1,494,301
Kimberly-Clark Corporation	10,953	1,031,992
Procter & Gamble Company	78,314	5,919,755

		8,750,782

Personal Products: 0.11%
Avon Products Incorporated	12,398	255,399
Estee Lauder Companies Incorporated Class A	7,311	511,039

		766,438

Tobacco: 0.97%
Altria Group Incorporated	57,315	1,968,770
Lorillard Incorporated	10,694	478,877
Philip Morris International	46,280	4,007,385
Reynolds American Incorporated	9,054	441,654

		6,896,686

Energy: 6.28%

Energy Equipment & Services: 1.14%
Baker Hughes Incorporated	12,666	621,901
Cameron International Corporation †	7,038	410,808
Diamond Offshore Drilling Incorporated	1,989	123,954
Ensco plc Class A	6,679	358,996
FMC Technologies Incorporated †	6,774	375,415
Halliburton Company	24,178	1,164,171
Helmerich & Payne Incorporated	3,045	209,953
Nabors Industries Limited	7,423	119,213
National Oilwell Varco Incorporated	12,225	954,895
Noble Corporation	7,246	273,681
Rowan Companies plc †	3,551	130,393
Schlumberger Limited	37,835	3,343,101

		8,086,481

Oil, Gas & Consumable Fuels: 5.14%
Anadarko Petroleum Corporation	14,375	1,336,731
Apache Corporation	11,546	983,026

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	13

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corporation	12,030	$448,960
Chesapeake Energy Corporation	14,487	374,924
Chevron Corporation	55,243	6,712,025
ConocoPhillips Company	34,971	2,430,834
CONSOL Energy Incorporated	6,545	220,239
Denbury Resources Incorporated †	10,663	196,306
Devon Energy Corporation	10,914	630,393
EOG Resources Incorporated	7,791	1,318,860
EQT Corporation	4,304	381,851
Exxon Mobil Corporation	125,862	10,829,166
Hess Corporation	8,249	637,978
Kinder Morgan Incorporated	19,250	684,723
Marathon Oil Corporation	20,293	707,820
Marathon Petroleum Corporation	8,950	575,664
Murphy Oil Corporation	5,022	302,927
Newfield Exploration Company †	3,880	106,196
Noble Energy Incorporated	10,270	688,193
Occidental Petroleum Corporation	23,040	2,155,162
Peabody Energy Corporation	7,717	133,118
Phillips 66	17,472	1,010,231
Pioneer Natural Resources Company	3,962	748,026
QEP Resources Incorporated	5,126	141,939
Range Resources Corporation	4,672	354,558
Southwestern Energy Company †	10,049	365,583
Spectra Energy Corporation	19,138	655,094
Tesoro Corporation	3,863	169,895
The Williams Companies Incorporated	19,536	710,329
Valero Energy Corporation	15,500	529,325
WPX Energy Incorporated †	5,736	110,475

		36,650,551

Financials: 9.76%

Capital Markets: 1.28%
Ameriprise Financial Incorporated	5,658	515,331
Bank of New York Mellon Corporation	32,899	993,221
BlackRock Incorporated	3,599	973,961
Charles Schwab Corporation	33,068	699,058
E*TRADE Financial Corporation †	8,206	135,399
Franklin Resources Incorporated	11,624	587,593
Goldman Sachs Group Incorporated	11,944	1,889,660
Invesco Limited	12,662	403,918
Legg Mason Incorporated	3,106	103,865
Morgan Stanley	39,760	1,071,532
Northern Trust Corporation	6,454	351,033
State Street Corporation	12,753	838,510
T. Rowe Price Group Incorporated	7,436	534,871

		9,097,952

Commercial Banks: 1.68%
Branch Banking & Trust Corporation	20,129	679,354

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Commercial Banks (continued)
Comerica Incorporated	5,290	$207,950
Fifth Third Bancorp	25,363	457,549
Huntington Bancshares Incorporated	23,724	195,960
KeyCorp	26,060	297,084
M&T Bank Corporation	3,720	416,342
PNC Financial Services Group Incorporated	15,197	1,101,023
Regions Financial Corporation	39,912	369,585
SunTrust Banks Incorporated	15,409	499,560
US Bancorp	52,591	1,923,779
Wells Fargo & Company (l)	138,165	5,708,978
Zions Bancorporation	5,277	144,695

		12,001,859

Consumer Finance: 0.58%
American Express Company	26,531	2,003,621
Capital One Financial Corporation	16,737	1,150,501
Discover Financial Services	13,834	699,170
SLM Corporation	12,472	310,553

		4,163,845

Diversified Financial Services: 3.15%
Bank of America Corporation	307,197	4,239,319
Berkshire Hathaway Incorporated Class B †	51,467	5,842,019
Citigroup Incorporated	86,957	4,218,284
CME Group Incorporated	8,985	663,812
IntercontinentalExchange Incorporated †	2,080	377,354
JPMorgan Chase & Company	107,636	5,563,705
Leucadia National Corporation	8,963	244,152
McGraw-Hill Financial Incorporated	7,869	516,128
Moody’s Corporation	5,546	390,050
NYSE Euronext Incorporated	6,947	291,635
The NASDAQ OMX Group Incorporated	3,300	105,897

		22,452,355

Insurance: 1.82%
ACE Limited	9,724	909,777
AFLAC Incorporated	13,298	824,343
Allstate Corporation	13,250	669,788
American International Group Incorporated	42,217	2,053,013
Aon plc	8,790	654,328
Assurant Incorporated	2,145	116,045
Chubb Corporation	7,306	652,134
Cincinnati Financial Corporation	4,213	198,685
Genworth Financial Incorporated †	14,115	180,531
Lincoln National Corporation	7,561	317,486
Loews Corporation	8,751	409,022
Marsh & McLennan Companies Incorporated	15,716	684,432
MetLife Incorporated	32,021	1,503,386
Principal Financial Group Incorporated	7,825	335,067
Prudential Financial Incorporated	13,298	1,036,978

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	15

Security name	Shares	Value

Insurance (continued)
The Hartford Financial Services Group Incorporated	13,012	$404,933
The Progressive Corporation	15,816	430,670
The Travelers Companies Incorporated	10,681	905,428
Torchmark Corporation	2,617	189,340
UNUM Group	7,535	229,365
XL Group plc	8,184	252,231

		12,956,982

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	7,929	183,398

REITs: 1.18%
American Tower Corporation	11,295	837,298
Apartment Investment & Management Company Class A	4,170	116,510
AvalonBay Communities Incorporated	3,478	442,019
Boston Properties Incorporated	4,356	465,656
Equity Residential	9,582	513,308
HCP Incorporated	13,012	532,841
Health Care REIT Incorporated	8,197	511,329
Host Hotels & Resorts Incorporated	21,448	378,986
Kimco Realty Corporation	11,714	236,389
Plum Creek Timber Company	4,659	218,181
Prologis Incorporated	14,258	536,386
Public Storage Incorporated	4,131	663,232
Simon Property Group Incorporated	8,872	1,315,097
The Macerich Company	4,018	226,776
Ventas Incorporated	8,383	515,555
Vornado Realty Trust	4,970	417,778
Weyerhaeuser Company	16,698	478,064

		8,405,405

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	13,592	123,008
People’s United Financial Incorporated	9,179	131,994

		255,002

Health Care: 7.80%

Biotechnology: 1.47%
Alexion Pharmaceuticals Incorporated †	5,593	649,683
Amgen Incorporated	21,543	2,411,523
Biogen Idec Incorporated †	6,796	1,636,205
Celgene Corporation †	11,758	1,809,909
Gilead Sciences Incorporated †	43,766	2,750,255
Regeneron Pharmaceuticals Incorporated †	2,232	698,326
Vertex Pharmaceuticals Incorporated †	6,657	504,734

		10,460,635

Health Care Equipment & Supplies: 1.23%
Abbott Laboratories	44,441	1,474,997

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Incorporated	15,521	$1,019,574
Becton Dickinson & Company	5,554	555,511
Boston Scientific Corporation †	38,398	450,793
C.R. Bard Incorporated	2,262	260,582
CareFusion Corporation †	6,130	226,197
Covidien plc	13,155	801,666
DENTSPLY International Incorporated	4,066	176,505
Edwards Lifesciences Corporation †	3,209	223,443
Intuitive Surgical Incorporated †	1,133	426,314
Medtronic Incorporated	28,521	1,518,743
St. Jude Medical Incorporated	8,210	440,384
Stryker Corporation	8,435	570,122
Varian Medical Systems Incorporated †	3,080	230,168
Zimmer Holdings Incorporated	4,849	398,297

		8,773,296

Health Care Providers & Services: 1.22%
Aetna Incorporated	10,642	681,301
AmerisourceBergen Corporation	6,605	403,566
Cardinal Health Incorporated	9,707	506,220
Cigna Corporation	8,089	621,721
DaVita Incorporated †	4,836	275,168
Express Scripts Holding Corporation †	23,282	1,438,362
Humana Incorporated	4,473	417,465
Laboratory Corporation of America Holdings †	2,578	255,583
McKesson Corporation	6,536	838,569
Patterson Companies Incorporated	2,379	95,636
Quest Diagnostics Incorporated	4,343	268,354
Tenet Healthcare Corporation †	2,907	119,739
UnitedHealth Group Incorporated	29,071	2,081,774
WellPoint Incorporated	8,548	714,698

		8,718,156

Health Care Technology: 0.06%
Cerner Corporation †	8,435	443,259

Life Sciences Tools & Services: 0.31%
Agilent Technologies Incorporated	9,456	484,620
Life Technologies Corporation †	4,936	369,361
PerkinElmer Incorporated	3,201	120,838
Thermo Fisher Scientific Incorporated	10,308	949,882
Waters Corporation †	2,435	258,621

		2,183,322

Pharmaceuticals: 3.51%
AbbVie Incorporated	45,332	2,027,700
Actavis Incorporated †	3,806	548,064
Allergan Incorporated	8,487	767,649
Bristol-Myers Squibb Company	47,076	2,178,677

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	17

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	28,348	$1,426,755
Forest Laboratories Incorporated †	6,752	288,918
Hospira Incorporated †	4,737	185,785
Johnson & Johnson Services Incorporated	80,581	6,985,567
Merck & Company Incorporated	83,678	3,983,910
Mylan Laboratories Incorporated †	10,918	416,740
Perrigo Company	2,690	331,892
Pfizer Incorporated	189,303	5,434,889
Zoetis Incorporated	14,297	444,923

		25,021,469

Industrials: 6.07%

Aerospace & Defense: 1.27%
General Dynamics Corporation	9,504	831,790
Honeywell International Incorporated	22,443	1,863,667
L-3 Communications Holdings Incorporated	2,561	242,015
Lockheed Martin Corporation	7,709	983,283
Northrop Grumman Corporation	6,579	626,716
Precision Castparts Corporation	4,161	945,546
Raytheon Company	9,223	710,817
Rockwell Collins Incorporated	3,858	261,804
Textron Incorporated	8,020	221,432
The Boeing Company	19,847	2,332,023

		9,019,093

Air Freight & Logistics: 0.48%
C.H. Robinson Worldwide Incorporated	4,559	271,534
Expeditors International of Washington Incorporated	5,900	259,954
FedEx Corporation	8,496	969,479
United Parcel Service Incorporated Class B	20,656	1,887,339

		3,388,306

Airlines: 0.12%
Delta Air Lines Incorporated	24,533	578,733
Southwest Airlines Company	20,194	294,025

		872,758

Building Products: 0.03%
Masco Corporation	10,205	217,162

Commercial Services & Supplies: 0.30%
Cintas Corporation	2,937	150,374
Iron Mountain Incorporated	4,862	131,371
Pitney Bowes Incorporated	5,770	104,956
Republic Services Incorporated	7,765	259,040
Stericycle Incorporated †	2,457	283,538
The ADT Corporation	5,719	232,535
Tyco International Limited	13,220	462,436

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Incorporated	12,467	$514,139

		2,138,389

Construction & Engineering: 0.10%
Fluor Corporation	4,663	330,886
Jacobs Engineering Group Incorporated †	3,759	218,699
Quanta Services Incorporated †	6,112	168,141

		717,726

Electrical Equipment: 0.47%
AMETEK Incorporated	6,982	321,312
Eaton Corporation plc	13,549	932,713
Emerson Electric Company	20,431	1,321,886
Rockwell Automation Incorporated	3,966	424,124
Roper Industries Incorporated	2,837	376,952

		3,376,987

Industrial Conglomerates: 1.45%
3M Company	18,567	2,217,085
Danaher Corporation	17,105	1,185,719
General Electric Company	291,203	6,956,840

		10,359,644

Machinery: 1.08%
Caterpillar Incorporated	18,191	1,516,584
Cummins Incorporated	4,979	661,560
Deere & Company	10,949	891,139
Dover Corporation	4,879	438,281
Flowserve Corporation	4,018	250,683
Illinois Tool Works Incorporated	11,784	898,766
Ingersoll-Rand plc	7,739	502,571
Joy Global Incorporated	3,036	154,957
Paccar Incorporated	10,122	563,391
Pall Corporation	3,196	246,220
Parker Hannifin Corporation	4,265	463,691
Pentair Limited	5,693	369,703
Snap-On Incorporated	1,661	165,270
Stanley Black & Decker Incorporated	4,576	414,448
Xylem Incorporated	5,299	148,001

		7,685,265

Professional Services: 0.10%
Dun & Bradstreet Corporation	1,107	114,962
Equifax Incorporated	3,469	207,620
Nielsen Holdings NV	6,147	224,058
Robert Half International Incorporated	3,971	154,988

		701,628

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	19

Security name	Shares	Value

Road & Rail: 0.55%
CSX Corporation	29,131	$749,832
Kansas City Southern Railway Company	3,153	344,812
Norfolk Southern Corporation	8,920	689,962
Ryder System Incorporated	1,496	89,311
Union Pacific Corporation	13,263	2,060,274

		3,934,191

Trading Companies & Distributors: 0.12%
Fastenal Company	7,808	392,352
W.W. Grainger Incorporated	1,769	462,965

		855,317

Information Technology: 10.74%

Communications Equipment: 1.13%
Cisco Systems Incorporated	153,311	3,590,544
F5 Networks Incorporated †	2,240	192,102
Harris Corporation	3,058	181,339
JDS Uniphase Corporation †	6,791	99,896
Juniper Networks Incorporated †	14,492	287,811
Motorola Solutions Incorporated	6,765	401,706
QUALCOMM Incorporated	49,053	3,304,210

		8,057,608

Computers & Peripherals: 2.42%
Apple Incorporated	25,977	12,384,535
Dell Incorporated	41,967	577,886
EMC Corporation	59,500	1,520,820
Hewlett-Packard Company	54,953	1,152,914
NetApp Incorporated	9,724	414,437
SanDisk Corporation	6,874	409,072
Seagate Technology plc	8,877	388,280
Western Digital Corporation	6,030	382,302

		17,230,246

Electronic Equipment, Instruments & Components: 0.28%
Corning Incorporated	41,759	609,264
Amphenol Corporation Class A	4,551	352,156
FLIR Systems Incorporated	4,062	127,547
Jabil Circuit Incorporated	5,273	114,319
Molex Incorporated	3,923	151,114
TE Connectivity Limited	11,823	612,195

		1,966,595

Internet Software & Services: 1.43%
Akamai Technologies Incorporated †	5,096	263,463
eBay Incorporated †	33,314	1,858,588
Google Incorporated Class A †	7,998	7,005,528
VeriSign Incorporated †	3,858	196,334

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Internet Software & Services (continued)
Yahoo! Incorporated †	27,133	$899,730

		10,223,643

IT Services: 2.16%
Accenture plc	18,437	1,357,701
Automatic Data Processing Incorporated	13,804	999,134
Cognizant Technology Solutions Corporation Class A †	8,617	707,628
Computer Sciences Corporation	4,222	218,446
Fidelity National Information Services Incorporated	8,353	387,913
Fiserv Incorporated †	3,720	375,906
International Business Machines Corporation	29,443	5,452,255
MasterCard Incorporated Class A	2,967	1,996,138
Paychex Incorporated	9,301	377,993
Teradata Corporation †	4,663	258,517
Total System Services Incorporated	4,767	140,245
Visa Incorporated Class A	14,760	2,820,636
Western Union Company	15,781	294,473

		15,386,985

Office Electronics: 0.05%
Xerox Corporation	33,128	340,887

Semiconductors & Semiconductor Equipment: 1.23%
Altera Corporation	9,136	339,494
Analog Devices Incorporated	8,885	418,039
Applied Materials Incorporated	34,396	603,306
Broadcom Corporation Class A	15,729	409,111
First Solar Incorporated †	1,981	79,656
Intel Corporation	142,456	3,265,092
KLA-Tencor Corporation	4,737	288,246
Lam Research Corporation †	4,663	238,699
Linear Technology Corporation	6,666	264,374
LSI Corporation	15,643	122,328
Microchip Technology Incorporated	5,641	227,276
Micron Technology Incorporated †	29,694	518,754
NVIDIA Corporation	16,542	257,394
Teradyne Incorporated †	5,476	90,464
Texas Instruments Incorporated	31,489	1,268,062
Xilinx Incorporated	7,613	356,745

		8,747,040

Software: 2.04%
Adobe Systems Incorporated †	13,354	693,607
Autodesk Incorporated †	6,376	262,500
CA Incorporated	9,378	278,245
Citrix Systems Incorporated †	5,359	378,399
Electronic Arts Incorporated †	8,768	224,022
Intuit Incorporated	8,492	563,105
Microsoft Corporation	216,756	7,220,142

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	21

Security name	Shares	Value

Software (continued)
Oracle Corporation	101,960	$3,382,013
Red Hat Incorporated †	5,411	249,664
Salesforce.com Incorporated †	15,677	813,793
Symantec Corporation	19,977	494,431

		14,559,921

Materials: 2.11%

Chemicals: 1.55%
Air Products & Chemicals Incorporated	5,995	638,887
Airgas Incorporated	1,890	200,435
CF Industries Holdings Incorporated	1,639	345,550
Dow Chemical Company	34,604	1,328,794
E.I. du Pont de Nemours & Company	26,406	1,546,335
Eastman Chemical Company	4,408	343,383
Ecolab Incorporated	7,756	765,983
FMC Corporation	3,897	279,493
International Flavors & Fragrances Incorporated	2,336	192,253
LyondellBasell Industries NV Class A	12,809	938,003
Monsanto Company	15,245	1,591,121
Mosaic Company	9,742	419,101
PPG Industries Incorporated	4,088	682,941
Praxair Incorporated	8,431	1,013,491
Sherwin-Williams Company	2,496	454,721
Sigma-Aldrich Corporation	3,439	293,347

		11,033,838

Construction Materials: 0.02%
Vulcan Materials Company	3,716	192,526

Containers & Packaging: 0.13%
Avery Dennison Corporation	2,803	121,987
Ball Corporation	4,148	186,162
Bemis Company Incorporated	2,941	114,728
MeadWestvaco Corporation	5,078	194,894
Owens-Illinois Incorporated †	4,698	141,034
Sealed Air Corporation	5,602	152,318

		911,123

Metals & Mining: 0.33%
Alcoa Incorporated	30,585	248,350
Allegheny Technologies Incorporated	3,088	94,246
Cliffs Natural Resources Incorporated «	4,377	89,729
Freeport-McMoRan Copper & Gold Incorporated Class B	29,676	981,682
Newmont Mining Corporation	14,228	399,807
Nucor Corporation	9,097	445,935
United States Steel Corporation «	4,135	85,140

		2,344,889

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Paper & Forest Products: 0.08%
International Paper Company	12,753	$571,334

Telecommunication Services: 1.93%

Diversified Telecommunication Services: 1.84%
AT&T Incorporated	151,866	5,136,108
CenturyTel Incorporated	17,174	538,920
Comcast Corporation Class A	74,788	3,376,678
Frontier Communications Corporation «	28,586	119,204
Verizon Communications Incorporated	81,827	3,818,048
Windstream Holdings Incorporated «	16,949	135,592

		13,124,550

Wireless Telecommunication Services: 0.09%
Crown Castle International Corporation †	8,383	612,210

Utilities: 1.90%

Electric Utilities: 0.99%
American Electric Power Company Incorporated	13,921	603,475
Duke Energy Corporation	20,185	1,347,954
Edison International	9,318	429,187
Entergy Corporation	5,096	322,016
Exelon Corporation	24,494	726,002
FirstEnergy Corporation	11,957	435,833
NextEra Energy Incorporated	12,143	973,383
Northeast Utilities	8,998	371,168
Pepco Holdings Incorporated	7,125	131,528
Pinnacle West Capital Corporation	3,145	172,157
PPL Corporation	18,061	548,693
The Southern Company	24,987	1,028,965

		7,090,361

Gas Utilities: 0.07%
AGL Resources Incorporated	3,391	156,088
ONEOK Incorporated	5,896	314,375

		470,463

Independent Power Producers & Energy Traders: 0.07%
AES Corporation	17,598	233,877
NRG Energy Incorporated	9,236	252,420

		486,297

Multi-Utilities: 0.77%
Ameren Corporation	6,938	241,720
CenterPoint Energy Incorporated	12,255	293,752
CMS Energy Corporation	7,600	200,032
Consolidated Edison Incorporated	8,375	461,792
Dominion Resources Incorporated	16,555	1,034,350
DTE Energy Company	5,000	329,900

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	23

Security name			Shares	Value

Multi-Utilities (continued)
Integrys Energy Group Incorporated			2,275	$127,150
NiSource Incorporated			8,937	276,064
PG&E Corporation			12,731	520,953
Public Service Enterprise Group Incorporated			14,466	476,365
SCANA Corporation			4,001	184,206
Sempra Energy			6,493	555,801
TECO Energy Incorporated			5,840	96,594
Wisconsin Energy Corporation			6,510	262,874
Xcel Energy Incorporated			14,228	392,835

				5,454,388

Total Common Stocks (Cost $281,350,818)				427,414,028

	Interest rate	Maturity date	Principal

Non-Agency Mortgage Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.51%	12-25-2034	$25,205	22,208
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.14	12-25-2034	4,726	4,437

Total Non-Agency Mortgage Backed Securities (Cost $29,931)				26,645

U.S. Treasury Securities: 36.03%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	9,925,939
U.S. Treasury Bond	2.75	11-15-2042	10,660,000	8,821,150
U.S. Treasury Bond	2.88	5-15-2043	11,560,000	9,809,747
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	7,477,007
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	10,755,518
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	8,820,000
U.S. Treasury Bond	3.13	2-15-2043	13,024,000	11,666,652
U.S. Treasury Bond	3.50	2-15-2039	9,195,000	9,013,969
U.S. Treasury Bond	3.63	8-15-2043	8,000,000	7,906,248
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	16,232,102
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	13,402,820
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	11,658,330
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	16,147,468
U.S. Treasury Bond	4.38	2-15-2038	5,198,000	5,882,675
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	14,399,126
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	16,660,927
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	14,924,109
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	8,106,945
U.S. Treasury Bond	4.50	5-15-2038	6,588,000	7,595,760
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	8,926,617
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	15,844,147
U.S. Treasury Bond	4.75	2-15-2037	3,060,000	3,655,265
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	13,813,168
U.S. Treasury Bond	5.00	5-15-2037	4,273,000	5,277,153

Total U.S. Treasury Securities (Cost $249,074,185)				256,722,842

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Yield		Shares	Value

Short-Term Investments: 3.98%

Investment Companies: 2.09%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		14,276,954	$14,276,954
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.12		626,870	626,870

				14,903,824

		Maturity date	Principal

U.S. Treasury Securities: 1.89%
U.S. Treasury Bill (z)#	0.01	10-3-2013	$13,450,000	13,449,989

Total Short-Term Investments (Cost $28,353,813)				28,353,813

Total investments in securities (Cost $558,916,148) *	100.02%	712,641,558
Other assets and liabilities, net	(0.02)	(154,099)

Total net assets	100.00%	$712,487,459

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $587,224,211 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$174,418,767
Gross unrealized depreciation	(49,001,420)

Net unrealized appreciation	$125,417,347

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Index Asset Allocation Fund	25

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$692,028,756
In affiliated securities, at value (see cost below)	20,612,802

Total investments, at value (see cost below)	712,641,558
Cash	2,650
Principal paydown receivable	23
Receivable for Fund shares sold	151,361
Receivable for dividends and interest	2,890,095
Receivable for securities lending income	863
Prepaid expenses and other assets	28,488

Total assets	715,715,038

Liabilities
Payable for Fund shares redeemed	578,901
Payable upon receipt of securities loaned	626,870
Payable for daily variation margin on open futures contracts	1,300,325
Advisory fee payable	322,792
Distribution fees payable	12,391
Due to other related parties	177,327
Accrued expenses and other liabilities	208,973

Total liabilities	3,227,579

Total net assets	$712,487,459

NET ASSETS CONSIST OF
Paid-in capital	$616,574,695
Undistributed net investment income	298,160
Accumulated net realized losses on investments	(53,324,265)
Net unrealized gains on investments	148,938,869

Total net assets	$712,487,459

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$657,702,097
Shares outstanding – Class A	26,868,627
Net asset value per share – Class A	$24.48
Maximum offering price per share – Class A2	$25.97
Net assets – Class B	$1,085,159
Shares outstanding – Class B	72,220
Net asset value per share – Class B	$15.03
Net assets – Class C	$19,164,039
Shares outstanding – Class C	1,282,723
Net asset value per share – Class C	$14.94
Net assets – Administrator Class	$34,536,164
Shares outstanding – Administrator Class	1,410,080
Net asset value per share – Administrator Class	$24.49

Investments in unaffiliated securities (including securities on loan), at cost	$539,552,070

Investments in affiliated securities, at cost	$19,364,078

Total investments, at cost	$558,916,148

Securities on loan, at value	$598,731

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Index Asset Allocation Fund	Statement of operations—year ended September 30, 2013

Investment income
Dividends*	$9,421,117
Interest	8,305,252
Income from affiliated securities	180,169
Securities lending income, net	45,188

Total investment income	17,951,726

Expenses
Advisory fee	4,076,075
Administration fees
Fund level	347,830
Class A	1,676,548
Class B	4,207
Class C	46,027
Administrator Class	31,513
Shareholder servicing fees
Class A	1,612,065
Class B	4,045
Class C	44,257
Administrator Class	77,311
Distribution fees
Class B	12,136
Class C	132,771
Custody and accounting fees	80,125
Professional fees	29,331
Registration fees	44,410
Shareholder report expenses	55,392
Trustees’ fees and expenses	16,027
Other fees and expenses	27,586

Total expenses	8,317,656
Less: Fee waivers and/or expense reimbursements	(251,444)

Net expenses	8,066,212

Net investment income	9,885,514

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	15,244,158
Affiliated securities	(1,094,251)
Futures transactions	49,596,780

Net realized gains on investments	63,746,687

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,562,913
Affiliated securities	2,076,113
Futures transactions	(5,769,012)

Net change in unrealized gains (losses) on investments	4,870,014

Net realized and unrealized gains (losses) on investments	68,616,701

Net increase in net assets resulting from operations	$78,502,215

* Net of foreign dividend withholding taxes in the amount of	$7,593

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Index Asset Allocation Fund	27

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$9,885,514		$9,164,776
Net realized gains on investments		63,746,687		38,228,011
Net change in unrealized gains (losses) on investments		4,870,014		94,751,352

Net increase in net assets resulting from operations		78,502,215		142,144,139

Distributions to shareholders from
Net investment income
Class A		(9,198,118)		(8,673,074)
Class B		(8,772)		(16,884)
Class C		(124,004)		(104,940)
Administrator Class		(530,976)		(434,429)

Total distributions to shareholders		(9,861,870)		(9,229,327)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	518,464	12,159,310	528,654	11,077,943
Class B	16,871	232,365	8,267	105,722
Class C	187,338	2,697,161	118,297	1,476,592
Administrator Class	440,188	10,162,386	480,224	9,993,491

		25,251,222		22,653,748

Reinvestment of distributions
Class A	389,059	8,999,422	406,061	8,414,668
Class B	597	8,342	1,228	15,331
Class C	8,341	117,681	7,532	95,261
Administrator Class	18,155	421,051	17,909	371,509

		9,546,496		8,896,769

Payment for shares redeemed
Class A	(3,106,115)	(71,606,237)	(3,607,785)	(74,222,576)
Class B	(105,017)	(1,492,465)	(255,288)	(3,220,547)
Class C	(147,111)	(2,098,824)	(328,656)	(4,098,429)
Administrator Class	(397,089)	(8,908,479)	(292,110)	(6,137,575)

		(84,106,005)		(87,679,127)

Net decrease in net assets resulting from capital share transactions		(49,308,287)		(56,128,610)

Total increase in net assets		19,332,058		76,786,202

Net assets
Beginning of period		693,155,401		616,369,199

End of period		$712,487,459		$693,155,401

Undistributed net investment income		$298,160		$278,043

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
CLASS A	2013	2012	2011	2010	2009
Net asset value, beginning of period	$22.17	$18.12	$17.56	$16.42	$17.63
Net investment income	0.34	0.29	0.30	0.28	0.31 [1]
Net realized and unrealized gains (losses) on investments	2.31	4.05	0.56	1.14	(1.21)

Total from investment operations	2.65	4.34	0.86	1.42	(0.90)
Distributions to shareholders from
Net investment income	(0.34)	(0.29)	(0.30)	(0.28)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.34)	(0.29)	(0.30)	(0.28)	(0.31)
Net asset value, end of period	$24.48	$22.17	$18.12	$17.56	$16.42
Total return[3]	12.02%	24.07%	4.84%	8.72%	(4.85)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.18%	1.26%	1.29%
Net expenses	1.15%	1.15%	1.15%	1.14%	1.15%
Net investment income	1.43%	1.39%	1.54%	1.64%	2.13%
Supplemental data
Portfolio turnover rate	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$657,702	$644,365	$575,248	$626,119	$646,445

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	29

(For a share outstanding throughout each period)

	Year ended September 30
CLASS B	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.59	$11.10	$10.74	$10.02	$10.74
Net investment income	0.10 [1]	0.08 [1]	0.09 [1]	0.09 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	1.42	2.48	0.35	0.70	(0.74)

Total from investment operations	1.52	2.56	0.44	0.79	(0.61)
Distributions to shareholders from
Net investment income	(0.08)	(0.07)	(0.08)	(0.07)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.08)	(0.07)	(0.08)	(0.07)	(0.11)
Net asset value, end of period	$15.03	$13.59	$11.10	$10.74	$10.02
Total return[3]	11.22%	23.08%	4.11%	7.90%	(5.48)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.93%	2.02%	2.04%
Net expenses	1.90%	1.90%	1.90%	1.89%	1.90%
Net investment income	0.68%	0.65%	0.78%	0.89%	1.43%
Supplemental data
Portfolio turnover rate	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$1,085	$2,171	$4,500	$8,753	$15,201

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
CLASS C	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.53	$11.06	$10.72	$10.00	$10.73
Net investment income	0.10	0.08	0.09	0.09 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	1.41	2.47	0.34	0.71	(0.73)

Total from investment operations	1.51	2.55	0.43	0.80	(0.61)
Distributions to shareholders from
Net investment income	(0.10)	(0.08)	(0.09)	(0.08)	(0.12)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.10)	(0.08)	(0.09)	(0.08)	(0.12)
Net asset value, end of period	$14.94	$13.53	$11.06	$10.72	$10.00
Total return[3]	11.20%	23.11%	4.02%	7.99%	(5.51)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.92%	1.93%	2.01%	2.03%
Net expenses	1.90%	1.90%	1.90%	1.89%	1.90%
Net investment income	0.68%	0.64%	0.79%	0.89%	1.39%
Supplemental data
Portfolio turnover rate	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$19,164	$16,699	$15,895	$17,839	$19,162

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

	Year ended September 30
ADMINISTRATOR CLASS	2013	2012	2011	2010	2009
Net asset value, beginning of period	$22.18	$18.14	$17.57	$16.44	$17.65
Net investment income	0.40	0.34	0.34	0.31	0.34 [1]
Net realized and unrealized gains (losses) on investments	2.30	4.04	0.58	1.16	(1.20)

Total from investment operations	2.70	4.38	0.92	1.47	(0.86)
Distributions to shareholders from
Net investment income	(0.39)	(0.34)	(0.35)	(0.34)	(0.35)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.39)	(0.34)	(0.35)	(0.34)	(0.35)
Net asset value, end of period	$24.49	$22.18	$18.14	$17.57	$16.44
Total return	12.31%	24.30%	5.18%	9.02%	(4.61)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.01%	1.02%	1.09%	1.11%
Net expenses	0.90%	0.90%	0.90%	0.89%	0.90%
Net investment income	1.69%	1.63%	1.79%	1.89%	2.39%
Supplemental data
Portfolio turnover rate	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$34,536	$29,920	$20,726	$17,630	$27,455

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less at the time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements	Wells Fargo Advantage Index Asset Allocation Fund	33

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

34	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$(3,527)	$3,527

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains, in the amount of $13,463,880 with $5,096,454 expiring in 2018; and $8,367,426 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$124,230	$0	$124,230
Equity securities
Common stocks	427,414,028	0	0	427,414,028
Non-agency mortgage backed securities	0	26,645	0	26,645
U.S. Treasury securities	256,722,842	0	0	256,722,842
Short-term investments
Investment companies	14,276,954	626,870	0	14,903,824
U.S. Treasury securities	0	13,449,989	0	13,449,989
	$698,413,824	$14,227,734	$0	$712,641,558

Notes to financial statements	Wells Fargo Advantage Index Asset Allocation Fund	35

As of September 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(4,786,541)	$0	$0	$(4,786,541)
+	Futures contracts are presented at the unrealized net losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and 0.90% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $27,581 from the sale of Class A shares and $97 and $18 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

36	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$57,336,344	$13,264,526	$5,082,462	$69,010,814

6. DERIVATIVE TRANSACTIONS

During the year ended September 30, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At September 30, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at September 30, 2013	Unrealized gains (losses)
12-19-2013	16 Long	30-Year U.S. Treasury Bonds	$2,134,000	$70,779
12-19-2013	1,378 Short	30-Year U.S. Treasury Bonds	183,790,750	(3,950,700)
12-19-2013	458 Long	S&P 500 Index	191,707,350	(906,620)

The Fund had an average notional amount of $187,222,389 and $175,768,163 in long and short futures contracts respectively, during the year ended September 30, 2013.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Asset and Liabilities location	Fair value		Statement of Asset and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$70,779	*	Net assets – Net unrealized loss on investments	$3,950,700	*
Equity contracts	Net assets – Net unrealized gains on investments	0		Net assets – Net unrealized loss on investments	906,620	*
		$70,779			$4,857,320

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of September 30, 2013 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2013 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$17,365,073	$(4,665,370)
Equity contracts	32,231,707	(1,103,642)
	$49,596,780	$(5,769,012)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $1,164 in commitment fees.

Notes to financial statements	Wells Fargo Advantage Index Asset Allocation Fund	37

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $9,861,870 and $9,229,327 of ordinary income for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$298,160	$109,078,484	$(13,463,880)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

38	Wells Fargo Advantage Index Asset Allocation Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Index Asset Allocation Fund as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	39

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 85.33% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $8,675,171 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

For the fiscal year ended September 30, 2013, $4,579,077 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended September 30, 2013, 46.40% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	41

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

42	Wells Fargo Advantage Index Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219792 11-13 A227/AR227 09-13

Wells Fargo Advantage

C&B Mid Cap Value Fund

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage C&B Mid Cap Value Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the 12-month reporting period.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. The FOMC continued its policy of monetary easing into 2013. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors such as industrials and consumer discretionary outperformed. Signs of an improvement in the housing market also aided the returns of financials stocks. Dividend-paying stocks led the market earlier in 2013 as investors sought yield in a historically low-yielding environment, but rising interest rates later in the period dampened their relative performance. Judging by various Russell indexes, mid-cap stocks outperformed small-cap stocks, but there was no discernible pattern between value and growth stocks. While small-cap value stocks outperformed their growth counterparts, mid-cap growth stocks outperformed value.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

Notice to shareholders

At its November 18-20, 2013 meeting, the Board of Trustees unanimously approved a change to the Fund’s definition of medium-capitalization companies. Effective February 1, 2014, the Fund will consider medium-capitalization companies to be those with market capitalizations within the range of the Russell Midcap® Index1.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

4	Wells Fargo Advantage C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Cooke & Bieler, L.P.

Portfolio managers

Daren C. Heitman, CFA

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBMAX)	7-26-2004	24.03	10.98	8.53	31.59	12.30	9.17	1.39	1.21
Class B (CBMBX)*	7-26-2004	25.55	11.20	8.61	30.55	11.46	8.61	2.14	1.96
Class C (CBMCX)	7-26-2004	29.58	11.45	8.36	30.58	11.45	8.36	2.14	1.96
Administrator Class (CBMIX)	7-26-2004	–	–	–	31.65	12.35	9.30	1.23	1.16
Institutional Class (CBMSX)	7-26-2004	–	–	–	31.98	12.64	9.55	0.96	0.91
Investor Class (CBMDX)	2-18-1998	–	–	–	31.55	12.25	9.19	1.45	1.26
Russell Midcap® Value Index[4]	–	–	–	–	27.77	11.86	10.91	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	5

Growth of $10,000 investment[5] as of September 30, 2013

1.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of Investor Class. Historical performance shown for the Investor Class shares through June 19, 2008, includes Class D expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.25% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

5.	The chart compares the performance of Class A shares for the most recent ten years with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage C&B Mid Cap Value Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Russell Midcap Value Index for the 12-month period that ended September 30, 2013, because of both favorable stock selection and sector allocation.

■	Stock selection was particularly strong in the financials, energy, and materials sectors. The Fund’s decision to hold insurance companies StanCorp Financial Group Incorporated and Stewart Information Services Corporation, energy company Noble Energy Incorporated, and paper and forest product company Schweitzer-Mauduit International Incorporated contributed to relative performance.

■	An allocation to cash was the primary detractor because the stock market generally rose during the period. Stock selection in the information technology (IT) sector also detracted.

Both stock selection and sector allocation aided the Fund’s relative performance during a market rally.

Stock selection was generally positive and was exceptionally good in the financials and materials sectors. Strong market rallies have historically not been kind to our stock selection process because the competitively advantaged, conservatively financed companies we tend to favor often fail to capture investors’ imaginations in fast-moving markets. We were therefore pleased with the Fund’s stock selection results for the 12-month period.

Sector weighting also contributed to the Fund’s outperformance, including our overweight in the industrials sector. Given that interest rates rose during the period, we also benefited from our underweight in the interest-rate-sensitive utilities sector and the real estate investment trust industry in the financials sector. The portfolio also benefited from a general orientation to cyclical stocks because investors continued to believe that the U.S. economy was recovering. Although the Fund’s IT and health care holdings delivered solid absolute gains, they lagged the returns of those respective sectors in the benchmark. An average 4% allocation to cash also detracted from relative results. Our cash allocation is purely transitional and does not reflect our view of the market.

Among individual stocks, contributors included specialty retailer Best Buy Company Incorporated, office furnishings provider Steelcase Incorporated, water fabrication equipment and services provider Lam Research Corporation, branded basic family apparel manufacturer Gildan Activewear Incorporated, and branded uniform and facility service programs provider G&K Services Incorporated. Detractors included restaurateur Darden Restaurants Incorporated, health care services provider Quest Diagnostics Incorporated, international money transfer firm Western Union Company, manufacturing group Quanex Building Products Corporation, and metal and plastic supplier Ball Corporation.

Ten largest equity holdings[6] (%) as of September 30, 2013
Cardinal Health Incorporated	3.45
Western Union Company	3.37
RenaissanceRe Holdings Limited	3.03
Schweitzer-Mauduit International Incorporated	2.91
Ball Corporation	2.85
Kennametal Incorporated	2.78
Quest Diagnostics Incorporated	2.73
Gildan Activewear Incorporated	2.70
NVR Incorporated	2.69
Quanex Building Products Corporation	2.65

We took advantage of opportunities during this strong multiyear market rally.

The market’s strong multiyear rally has made our task of finding attractively valued investments more demanding, so we are pleased with the continued productivity of our research efforts. During the 12-month period, we found opportunities in areas where valuations were attractive relative to our view of long-term fundamentals. Purchases included metal container manufacturer Crown Holdings Incorporated, semiconductor capital equipment manufacturer Entegris Incorporated, diversified consumer goods company Helen of Troy Limited, marketing/advertising service company Omnicom Group Incorporated, industrial manufacturer Parker Hannifin Corporation, entertainment software company Rovi Corporation, tobacco product supplier Schweitzer-Mauduit International, disability life insurer StanCorp Financial Group, and low-tech medical devices company Teleflex Incorporated.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	7

Sector distribution[7] as of September 30, 2013

Conditions in the economy continue to sluggishly improve.

To make room for these investments, several positions were trimmed and others eliminated after they reached our valuation targets. ATM products and services company Diebold Incorporated was eliminated due to fundamental weakness, and IT equipment company Flextronics International Limited was sold due to emerging structural issues.

Our sense from talking with companies is that conditions in the real economy continue to sluggishly improve. Revenue growth remains a challenge, and the bias is still toward cost-cutting over investment. This environment should be generally favorable for equities, although the strong rally of the past 12 months made it more difficult to find undervalued stocks. In such an environment, we believe it is even more crucial to stay disciplined and focused on the quality of the businesses we own and the prices required to own them. We remain excited about the portfolio, which we believe contains competitively advantaged, financially strong companies that have been subjected to our stringent quality focus, rigorous research process, and disciplined valuation framework.

Please see footnotes on page 5.

8	Wells Fargo Advantage C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,124.59	$6.39	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,120.37	$10.37	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,120.78	$10.37	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,125.12	$6.13	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Class
Actual	$1,000.00	$1,126.53	$4.80	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Investor Class
Actual	$1,000.00	$1,124.47	$6.66	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage C&B Mid Cap Value Fund	9

Security name	Shares	Value

Common Stocks: 94.66%

Consumer Discretionary: 14.24%

Hotels, Restaurants & Leisure: 1.24%
Darden Restaurants Incorporated	51,700	$2,393,193

Household Durables: 4.41%
Helen of Troy Limited †	75,100	3,319,420
NVR Incorporated †	5,640	5,184,232

		8,503,652

Leisure Equipment & Products: 2.45%
Hasbro Incorporated	100,100	4,718,714

Media: 2.46%
Omnicom Group Incorporated	74,700	4,738,968

Specialty Retail: 0.98%
Best Buy Company Incorporated	50,600	1,897,500

Textiles, Apparel & Luxury Goods: 2.70%
Gildan Activewear Incorporated	111,900	5,196,636

Consumer Staples: 2.20%

Beverages: 1.39%
Coca-Cola Enterprises Incorporated	66,500	2,673,965

Personal Products: 0.81%
Avon Products Incorporated	75,700	1,559,420

Energy: 1.77%

Oil, Gas & Consumable Fuels: 1.77%
Noble Energy Incorporated	51,000	3,417,510

Financials: 18.81%

Commercial Banks: 6.46%
City National Corporation	64,400	4,292,904
TCF Financial Corporation	320,800	4,581,024
Umpqua Holdings Corporation «	221,200	3,587,864

		12,461,792

Insurance: 12.35%
Axis Capital Holdings Limited	92,600	4,010,506
RenaissanceRe Holdings Limited	64,400	5,830,132
StanCorp Financial Group Incorporated	52,800	2,905,056
Stewart Information Services Corporation	131,400	4,203,486
Torchmark Corporation	52,900	3,827,315
Willis Group Holdings plc	69,700	3,020,101

		23,796,596

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Health Care: 11.00%

Health Care Equipment & Supplies: 2.33%
Teleflex Incorporated	54,700	$4,500,716

Health Care Providers & Services: 8.67%
Cardinal Health Incorporated	127,600	6,654,340
MEDNAX Incorporated †	47,600	4,779,040
Quest Diagnostics Incorporated «	85,300	5,270,687

		16,704,067

Industrials: 18.97%

Building Products: 2.65%
Quanex Building Products Corporation	271,400	5,110,462

Commercial Services & Supplies: 9.10%
Brink’s Company	180,100	5,096,830
Cintas Corporation	78,800	4,034,560
G&K Services Incorporated Class A	61,000	3,683,790
Steelcase Incorporated	284,500	4,728,390

		17,543,570

Machinery: 7.22%
Harsco Corporation	181,000	4,506,900
Kennametal Incorporated	117,600	5,362,560
Parker Hannifin Corporation	37,100	4,033,512

		13,902,972

Information Technology: 12.46%

IT Services: 3.37%
Western Union Company	348,200	6,497,412

Semiconductors & Semiconductor Equipment: 6.58%
Entegris Incorporated †	494,875	5,022,981
Lam Research Corporation †	65,500	3,352,945
Teradyne Incorporated †	260,500	4,303,460

		12,679,386

Software: 2.51%
Rovi Corporation †	252,000	4,830,840

Materials: 13.17%

Containers & Packaging: 7.64%
Ball Corporation	122,300	5,488,824
Bemis Company Incorporated	42,100	1,642,321
Crown Holdings Incorporated †	105,000	4,439,400
Rock-Tenn Company Class A	31,100	3,149,497

		14,720,042

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage C&B Mid Cap Value Fund	11

Security name		Shares	Value

Metals & Mining: 2.62%
Reliance Steel & Aluminum Company		68,900	$5,048,303

Paper & Forest Products: 2.91%
Schweitzer-Mauduit International Incorporated		92,800	5,617,184

Utilities: 2.04%

Electric Utilities: 2.04%
Entergy Corporation		62,300	3,936,737

Total Common Stocks (Cost $139,007,149)			182,449,637

	Yield
Short-Term Investments: 10.60%

Investment Companies: 10.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	11,853,916	11,853,916
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.12	8,569,650	8,569,650

Total Short-Term Investments (Cost $20,423,566)			20,423,566

Total investments in securities
(Cost $159,430,715) *	105.26%	202,873,203
Other assets and liabilities, net	(5.26)	(10,141,861)

Total net assets	100.00%	$192,731,342

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $160,849,450 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$43,800,013
Gross unrealized depreciation	(1,776,260)

Net unrealized appreciation	$42,023,753

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of assets and liabilities—September 30, 2013

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$182,449,637
In affiliated securities, at value (see cost below)	20,423,566

Total investments, at value (see cost below)	202,873,203
Receivable for Fund shares sold	515,008
Receivable for dividends	212,442
Receivable for securities lending income	1,080
Prepaid expenses and other assets	27,736

Total assets	203,629,469

Liabilities
Payable for Fund shares redeemed	2,108,063
Payable upon receipt of securities loaned	8,569,650
Advisory fee payable	84,411
Distribution fees payable	4,971
Due to other related parties	48,480
Accrued expenses and other liabilities	82,552

Total liabilities	10,898,127

Total net assets	$192,731,342

NET ASSETS CONSIST OF
Paid-in capital	$276,600,126
Undistributed net investment income	565,307
Accumulated net realized losses on investments	(127,876,579)
Net unrealized gains on investments	43,442,488

Total net assets	$192,731,342

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$19,468,278
Shares outstanding – Class A	820,010
Net asset value per share – Class A	$23.74
Maximum offering price per share – Class A2	$25.19
Net assets – Class B	$701,074
Shares outstanding – Class B	30,492
Net asset value per share – Class B	$22.99
Net assets – Class C	$7,597,587
Shares outstanding – Class C	331,488
Net asset value per share – Class C	$22.92
Net assets – Administrator Class	$19,524,963
Shares outstanding – Administrator Class	813,193
Net asset value per share – Administrator Class	$24.01
Net assets – Institutional Class	$24,628,345
Shares outstanding – Institutional Class	1,028,391
Net asset value per share – Institutional Class	$23.95
Net assets – Investor Class	$120,811,095
Shares outstanding – Investor Class	5,065,839
Net asset value per share – Investor Class	$23.85

Investments in unaffiliated securities (including securities on loan), at cost	$139,007,149

Investments in affiliated securities, at cost	$20,423,566

Total investments, at cost	$159,430,715

Securities on loan, at value	$8,412,812

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended September 30, 2013	Wells Fargo Advantage C&B Mid Cap Value Fund	13

Investment income
Dividends*	$2,683,185
Securities lending income, net	51,498
Income from affiliated securities	7,816

Total investment income	2,742,499

Expenses
Advisory fee	1,134,279
Administration fees
Fund level	81,020
Class A	41,787
Class B	2,350
Class C	15,576
Administrator Class	13,259
Institutional Class	15,756
Investor Class	339,583
Shareholder servicing fees
Class A	40,180
Class B	2,259
Class C	14,977
Administrator Class	32,496
Investor Class	265,301
Distribution fees
Class B	6,778
Class C	44,931
Custody and accounting fees	16,084
Professional fees	41,649
Registration fees	66,394
Shareholder report expenses	39,786
Trustees’ fees and expenses	16,321
Other fees and expenses	10,856

Total expenses	2,241,622
Less: Fee waivers and/or expense reimbursements	(258,088)

Net expenses	1,983,534

Net investment income	758,965

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	18,170,015
Net change in unrealized gains (losses) on investments	25,090,042

Net realized and unrealized gains (losses) on investments	43,260,057

Net increase in net assets resulting from operations	$44,019,022

* Net of foreign dividend withholding taxes in the amount of	$6,302

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of changes in net assets

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$758,965		$1,404,937
Net realized gains on investments		18,170,015		13,564,401
Net change in unrealized gains (losses) on investments		25,090,042		23,408,820

Net increase in net assets resulting from operations		44,019,022		38,378,158

Distributions to shareholders from
Net investment income
Class A		(132,553)		(76,365)
Class C		(13,953)		0
Administrator Class		(101,884)		(77,026)
Institutional Class		(312,656)		(239,976)
Investor Class		(847,059)		(484,599)

Total distributions to shareholders		(1,408,105)		(877,966)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	303,719	6,415,657	172,921	2,916,755
Class B	4,051	82,765	3,680	60,088
Class C	89,156	1,888,157	19,237	326,431
Administrator Class	388,577	8,634,156	84,108	1,408,769
Institutional Class	560,697	12,333,031	563,182	9,694,744
Investor Class	1,513,378	31,608,850	420,654	7,159,723

		60,962,616		21,566,510

Reinvestment of distributions
Class A	7,079	130,811	4,736	71,994
Class C	737	13,225	0	0
Administrator Class	4,229	79,000	4,012	61,627
Institutional Class	12,902	239,840	14,741	225,392
Investor Class	45,126	837,994	30,686	468,578

		1,300,870		827,591

Payment for shares redeemed
Class A	(229,803)	(4,796,079)	(233,194)	(3,957,112)
Class B	(49,544)	(956,387)	(120,439)	(1,956,540)
Class C	(56,966)	(1,132,291)	(59,857)	(980,405)
Administrator Class	(157,009)	(3,226,640)	(235,161)	(4,062,387)
Institutional Class	(904,655)	(17,984,016)	(818,626)	(14,082,658)
Investor Class	(1,475,570)	(30,924,923)	(1,177,196)	(20,009,640)

		(59,020,336)		(45,048,742)

Net increase (decrease) in net assets resulting from capital share transactions		3,243,150		(22,654,641)

Total increase in net assets		45,854,067		14,845,551

Net assets
Beginning of period		146,877,275		132,031,724

End of period		$192,731,342		$146,877,275

Undistributed net investment income		$565,307		$1,186,398

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS A	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$18.22	$14.06	$14.16	$12.33	$11.29	$21.80
Net investment income	0.10 [2]	0.16	0.06	0.09 [2]	0.11 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	5.60	4.10	(0.06)	1.81	1.10	(6.52)

Total from investment operations	5.70	4.26	0.00	1.90	1.21	(6.34)
Distributions to shareholders from
Net investment income	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)	(4.17)
Net asset value, end of period	$23.74	$18.22	$14.06	$14.16	$12.33	$11.29
Total return[3]	31.59%	30.42%	(0.10)%	15.44%	11.05%	(34.84)%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.38%	1.35%	1.40%	1.45%	1.43%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.35%
Net investment income	0.49%	0.97%	0.48%	0.70%	1.06%	1.19%
Supplemental data
Portfolio turnover rate	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$19,468	$13,466	$11,174	$14,136	$16,830	$18,246

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS B	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$17.61	$13.60	$13.72	$11.96	$10.90	$21.29
Net investment income (loss)	(0.05)[2]	0.02 [2]	(0.04)[2]	(0.01)[2]	0.04 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	5.43	3.99	(0.08)	1.77	1.07	(6.35)

Total from investment operations	5.38	4.01	(0.12)	1.76	1.11	(6.28)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.05)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.05)	(4.11)
Net asset value, end of period	$22.99	$17.61	$13.60	$13.72	$11.96	$10.90
Total return[3]	30.55%	29.49%	(0.87)%	14.72%	10.27%	(35.41)%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.12%	2.10%	2.15%	2.21%	2.18%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	2.10%
Net investment income (loss)	(0.26)%	0.14%	(0.28)%	(0.05)%	0.34%	0.46%
Supplemental data
Portfolio turnover rate	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$701	$1,338	$2,622	$3,826	$4,177	$5,123

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS C	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$17.60	$13.59	$13.71	$11.96	$10.91	$21.29
Net investment income (loss)	(0.05)[2]	0.03 [2]	(0.04)[2]	(0.00)[2,3]	0.03 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	5.42	3.98	(0.08)	1.75	1.08	(6.34)

Total from investment operations	5.37	4.01	(0.12)	1.75	1.11	(6.27)
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	0.00	(0.06)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.05)	0.00	0.00	0.00	(0.06)	(4.11)
Net asset value, end of period	$22.92	$17.60	$13.59	$13.71	$11.96	$10.91
Total return[4]	30.58%	29.51%	(0.88)%	14.63%	10.24%	(35.26)%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.13%	2.10%	2.15%	2.20%	2.16%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	2.09%
Net investment income (loss)	(0.26)%	0.21%	(0.27)%	(0.04)%	0.31%	0.46%
Supplemental data
Portfolio turnover rate	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$7,598	$5,254	$4,611	$6,137	$6,105	$6,147

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$18.42	$14.22	$14.32	$12.47	$11.39	$21.98
Net investment income	0.11 [2]	0.17 [2]	0.09 [2]	0.10 [2]	0.12 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	5.67	4.14	(0.07)	1.82	1.11	(6.62)

Total from investment operations	5.78	4.31	0.02	1.92	1.23	(6.38)
Distributions to shareholders from
Net investment income	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)	(4.21)
Net asset value, end of period	$24.01	$18.42	$14.22	$14.32	$12.47	$11.39
Total return[3]	31.65%	30.44%	0.01%	15.47%	11.13%	(34.77)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.18%	1.22%	1.28%	1.24%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.53%	1.00%	0.55%	0.78%	1.11%	1.52%
Supplemental data
Portfolio turnover rate	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$19,525	$10,636	$10,299	$9,582	$13,237	$13,383

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$18.38	$14.19	$14.29	$12.44	$11.43	$22.06
Net investment income	0.17 [2]	0.23	0.13	0.13 [2]	0.15 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	5.64	4.11	(0.08)	1.82	1.10	(6.60)

Total from investment operations	5.81	4.34	0.05	1.95	1.25	(6.36)
Distributions to shareholders from
Net investment income	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)	(4.27)
Net asset value, end of period	$23.95	$18.38	$14.19	$14.29	$12.44	$11.43
Total return[3]	31.98%	30.80%	0.21%	15.78%	11.45%	(34.63)%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.92%	0.96%	1.02%	0.98%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.82%	1.31%	0.76%	1.02%	1.41%	1.58%
Supplemental data
Portfolio turnover rate	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$24,628	$24,983	$22,704	$34,910	$31,421	$33,017

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INVESTOR CLASS	2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$18.30	$14.12	$14.22	$12.37	$11.34	$21.89
Net investment income	0.10	0.16	0.07	0.08 [3]	0.11 [3]	0.20 [3]
Net realized and unrealized gains (losses) on investments	5.62	4.11	(0.09)	1.83	1.10	(6.58)

Total from investment operations	5.72	4.27	(0.02)	1.91	1.21	(6.38)
Distributions to shareholders from
Net investment income	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)	(4.17)
Net asset value, end of period	$23.85	$18.30	$14.12	$14.22	$12.37	$11.34
Total return[4]	31.55%	30.34%	(0.19)%	15.39%	11.09%	(34.87)%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.45%	1.42%	1.49%	1.56%	1.47%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.44%	0.91%	0.42%	0.64%	1.01%	1.30%
Supplemental data
Portfolio turnover rate	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$120,811	$91,201	$80,622	$120,364	$163,708	$185,541

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Effective June 20, 2008, Class D was renamed Investor Class.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage C&B Mid Cap Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$28,049	$(28,049)

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains, in the amount of $126,457,844 with $43,167,523 expiring in 2016; $64,071,649 expiring in 2017; and $19,218,672 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements	Wells Fargo Advantage C&B Mid Cap Value Fund	23

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$182,449,637	$0	$0	$182,449,637
Short-term investments
Investment companies	11,853,916	8,569,650	0	20,423,566
	$194,303,553	$8,569,650	$0	$202,873,203

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase. Prior to May 1, 2013, Cooke & Bieler, L.P. received an annual fee which started at 0.55% and declined to 0.40% as the average daily net assets of the Fund increased.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

24	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.15% for Administrator Class shares, 0.90% for Institutional Class shares and 1.25% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C, shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $5,371 from the sale of Class A shares and $12 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $74,580,419 and $78,062,629, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $257 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $1,408,105 and $877,966 of ordinary income for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$565,307	$42,023,753	$(126,457,844)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Wells Fargo Advantage C&B Mid Cap Value Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the period from November 1, 2009 through September 30, 2010, and each of the years in the two-year period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage C&B Mid Cap Value Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

26	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $1,408,105 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage C&B Mid Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219793 11-13 A228/AR228 09-13

Wells Fargo Advantage Common Stock Fund

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Common Stock Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Common Stock Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the 12-month reporting period.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. The FOMC continued its policy of monetary easing into 2013. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and

Letter to shareholders (unaudited)	Wells Fargo Advantage Common Stock Fund	3

a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors such as industrials and consumer discretionary outperformed. Signs of an improvement in the housing market also aided the returns of financials stocks. Dividend-paying stocks led the market earlier in 2013 as investors sought yield in a historically low-yielding environment, but rising interest rates later in the period dampened their relative performance. Judging by various Russell indexes, mid-cap stocks outperformed small-cap stocks, but there was no discernible pattern between value and growth stocks. While small-cap value stocks outperformed their growth counterparts, mid-cap growth stocks outperformed value.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Thomas D. Wooden, CFA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	16.62	11.32	10.21	23.72	12.64	10.86	1.32	1.27
Class B (SCSKX)*	11-30-2000	17.78	11.50	10.27	22.78	11.76	10.27	2.07	2.02
Class C (STSAX)	11-30-2000	21.78	11.77	10.02	22.78	11.77	10.02	2.07	2.02
Class R6 (SCSRX)	6-28-2013	–	–	–	24.19	12.92	11.00	0.84	0.84
Administrator Class (SCSDX)	7-30-2010	–	–	–	23.92	12.76	10.92	1.16	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	24.14	12.91	10.99	0.89	0.89
Investor Class (STCSX)	12-29-1989	–	–	–	23.63	12.58	10.88	1.38	1.30
Russell 2500TM Index[4]	–	–	–	–	29.79	12.68	10.38	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Common Stock Fund	5

Growth of $10,000 investment[5] as of September 30, 2013

1.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, the returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014 (January 31, 2015 for Class R6), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.85% for Class R6, 1.10% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

5.	The chart compares the performance of Class A shares for the most recent ten years with the Russell 2500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Common Stock Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Russell 2500 Index, for the 12-month period that ended September 30, 2013.

■	Stock selection in the information technology (IT) sector was the primary detractor from relative results. A moderate allocation to cash also detracted from relative results.

■	Stock selection added value in a variety of sectors, including industrials, materials, and health care.

Economic data showed slow but positive growth with some strength in housing and consumer spending.

The U.S. Federal Reserve (Fed) continued its highly accommodative monetary policies throughout the 12-month period. With the Fed keeping yields low by buying $85 billion of bonds per month, investors seemed to turn away from low-yielding assets in search of higher potential returns in the equity markets. This investor move and improving fundamentals pushed stocks impressively higher across all market capitalizations. In this environment, we continued to look for well-positioned businesses with strong management teams and favorable trends that trade at attractive discounts to our estimated private market prices (PMPs), with the PMP representing the price we believe a private equity investor would pay for the entire company.

Ten largest equity holdings[6] (%) as of September 30, 2013
Ann Incorporated	1.57
Thoratec Corporation	1.53
Babcock & Wilcox Company	1.49
PerkinElmer Incorporated	1.46
Harman International Industries Incorporated	1.44
Global Payments Incorporated	1.44
SM Energy Company	1.43
MRC Global Incorporated	1.42
TIBCO Software Incorporated	1.42
Trimble Navigation Limited	1.41

Stock selection drove the Fund’s results during

the period.

Stock selection in a variety of sectors was the dominant driver of the Fund’s relative performance during the period, with stock selection in the IT sector the primary detractor. Some of our IT holdings that made acquisitions in late 2012 lagged as the expected benefits from those acquisitions did not materialize as quickly as investors had hoped. Communications equipment firm Riverbed Technology Incorporated was the largest individual detractor, declining 37% over the reporting period. Despite the recent underperformance, we continue to believe that Riverbed is well positioned for future growth, in part because the company’s products and services help organizations manage their data networks. An average 7% allocation to cash also detracted from results over the 12-month period. Our cash allocation is transitional and does not reflect our view of the market.

In the industrials sector, value-added individual stock selection results came from semi-truck trailer manufacturer Wabash National Corporation (up 64%) and office furnishings provider Steelcase Incorporated (up 74%). Stock selection in the health care sector also aided overall results. Although the health care sector remains subject to significant regulatory pressure and uncertainty, several holdings shrugged off macroeconomic concerns and generated solid individual company results, including health care provider Universal Health Services Incorporated (up 66%) and life sciences firm Parexel International Corporation (up 63%).

The Fund ended the period with an overweight in the consumer discretionary and IT sectors, and an underweight in the financials and utilities sectors.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Common Stock Fund	7

Sector distribution[7] as of September 30, 2013

Our methodology includes buying stocks that are selling at a discount to their estimated PMPs and selling stocks that approach their PMPs.

Our discipline allows us to be keenly aware of both price and business value on a company-by-company basis. Our proprietary database of company acquisitions across industries, sectors, and time frames gives us a steady foundation for assessing the private worth of companies versus the public stock prices for those same companies. Our task is to exploit those discrepancies for the benefit of the Fund’s shareholders by purchasing stocks when we believe they are selling at a discount to their PMPs.

Improving sentiment helped broadly lift stock prices and multiples over the past year. We think the market will move into a more discerning phase going forward, where companies with attractive stock prices relative to their PMPs will come to the forefront, allowing us to add value with our unique bottom-up research.

Please see footnotes on page 5.

8	Wells Fargo Advantage Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,092.01	$6.61	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Class B
Actual	$1,000.00	$1,087.83	$10.52	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.99	$10.15	2.01%
Class C
Actual	$1,000.00	$1,088.39	$10.52	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.99	$10.15	2.01%
Class R6
Actual	$1,000.00	$1,094.52	$4.25	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.10	0.81%
Administrator Class
Actual	$1,000.00	$1,092.89	$5.72	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Institutional Class
Actual	$1,000.00	$1,094.08	$4.51	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
Investor Class
Actual	$1,000.00	$1,091.70	$6.76	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Common Stock Fund	9

Security name	Shares	Value

Common Stocks: 86.40%

Consumer Discretionary: 17.35%

Auto Components: 1.09%
Allison Transmission Holdings Incorporated	641,807	$16,077,265

Diversified Consumer Services: 2.34%
Capella Education Company †	332,123	18,784,877
Grand Canyon Education Incorporated †	392,675	15,816,949

		34,601,826

Hotels, Restaurants & Leisure: 1.29%
Royal Caribbean Cruises Limited	500,293	19,151,216

Household Durables: 2.39%
Harman International Industries Incorporated	321,962	21,323,543
Mohawk Industries Incorporated †	107,350	13,982,338

		35,305,881

Media: 3.38%
Cablevision Systems Corporation New York Group Class A	350,098	5,895,650
Interpublic Group of Companies Incorporated	1,103,925	18,965,432
Scripps Networks Interactive Incorporated	172,252	13,454,604
Time Warner Cable Incorporated	104,775	11,692,890

		50,008,576

Specialty Retail: 6.86%
Ann Incorporated †	639,955	23,179,170
Express Incorporated †	762,701	17,992,117
PetSmart Incorporated	226,759	17,292,641
Tractor Supply Company	239,468	16,085,066
Urban Outfitters Incorporated †	319,741	11,756,877
Vitamin Shoppe Incorporated †	345,837	15,130,369

		101,436,240

Consumer Staples: 0.79%

Household Products: 0.79%
Church & Dwight Company Incorporated	195,303	11,727,945

Energy: 7.67%

Energy Equipment & Services: 4.49%
Cameron International Corporation †	306,987	17,918,831
Dresser-Rand Group Incorporated †	249,497	15,568,613
Helmerich & Payne Incorporated	235,277	16,222,349
Noble Corporation	440,246	16,628,091

		66,337,884

Oil, Gas & Consumable Fuels: 3.18%
Bill Barrett Corporation «†	682,729	17,143,325
Forest Oil Corporation «†	1,443,786	8,807,095
SM Energy Company	274,104	21,158,086

		47,108,506

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Financials: 11.63%

Capital Markets: 2.07%
Greenhill & Company Incorporated	288,749	$14,402,800
Waddell & Reed Financial Incorporated	314,489	16,189,894

		30,592,694

Commercial Banks: 2.20%
First Horizon National Corporation	1,322,270	14,531,747
National Bank Holdings Corporation Class A	879,540	18,065,752

		32,597,499

Consumer Finance: 1.04%
DFC Global Corporation †	1,398,879	15,373,680

Insurance: 4.02%
Arch Capital Group Limited †	310,982	16,833,456
CNO Financial Group Incorporated	1,088,224	15,670,426
Reinsurance Group of America Incorporated	201,235	13,480,733
RenaissanceRe Holdings Limited	148,552	13,448,413

		59,433,028

REITs: 2.30%
Campus Crest Communities Incorporated	1,580,797	17,072,608
Hersha Hospitality Trust	3,020,044	16,882,046

		33,954,654

Health Care: 9.59%

Health Care Equipment & Supplies: 6.04%
CareFusion Corporation †	478,487	17,656,170
DENTSPLY International Incorporated	374,559	16,259,606
Hologic Incorporated †	830,073	17,141,007
Thoratec Corporation †	606,611	22,620,524
Varian Medical Systems Incorporated †	209,591	15,662,735

		89,340,042

Health Care Providers & Services: 1.01%
Universal Health Services Incorporated Class B	199,227	14,940,033

Life Sciences Tools & Services: 2.54%
Parexel International Corporation †	319,390	16,042,960
PerkinElmer Incorporated	570,280	21,528,070

		37,571,030

Industrials: 14.08%

Airlines: 1.71%
Alaska Air Group Incorporated	256,327	16,051,197
United Continental Holdings Incorporated †	300,894	9,240,455

		25,291,652

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Common Stock Fund	11

Security name	Shares	Value

Commercial Services & Supplies: 2.51%
Republic Services Incorporated	567,885	$18,944,644
Steelcase Incorporated	1,090,573	18,125,323

		37,069,967

Electrical Equipment: 2.33%
AMETEK Incorporated	259,653	11,949,231
Babcock & Wilcox Company	652,927	22,016,698
General Cable Corporation	14,483	459,835

		34,425,764

Machinery: 2.33%
SPX Corporation	211,567	17,907,031
Wabash National Corporation †	1,423,392	16,596,751

		34,503,782

Road & Rail: 2.58%
Avis Budget Group Incorporated †	455,707	13,138,033
Con-way Incorporated	197,265	8,500,149
Ryder System Incorporated	276,697	16,518,811

		38,156,993

Trading Companies & Distributors: 2.62%
GATX Corporation	373,200	17,734,464
MRC Global Incorporated †	785,878	21,061,530

		38,795,994

Information Technology: 18.94%

Communications Equipment: 1.18%
Riverbed Technology Incorporated †	1,197,985	17,478,601

Computers & Peripherals: 1.19%
Diebold Incorporated	601,450	17,658,572

Electronic Equipment, Instruments & Components: 2.79%
Molex Incorporated Class A	533,680	20,429,270
Trimble Navigation Limited †	701,022	20,827,364

		41,256,634

IT Services: 4.53%
Alliance Data Systems Corporation †	73,598	15,563,769
Amdocs Limited	426,293	15,619,376
Gartner Incorporated †	242,854	14,571,240
Global Payments Incorporated	416,624	21,281,154

		67,035,539

Semiconductors & Semiconductor Equipment: 5.25%
Integrated Device Technology Incorporated †	2,097,374	19,757,263
ON Semiconductor Corporation †	2,606,200	19,025,260

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—September 30, 2013

Security name		Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Incorporated †		781,831	$19,420,682
Xilinx Incorporated		414,458	19,421,502

			77,624,707

Software: 4.00%
Nuance Communications Incorporated †		967,573	18,088,777
Red Hat Incorporated †		434,181	20,033,111
TIBCO Software Incorporated †		820,882	21,006,370

			59,128,258

Materials: 6.35%

Chemicals: 3.48%
Albemarle Corporation		297,178	18,704,383
Chemtura Corporation †		764,830	17,583,442
International Flavors & Fragrances Incorporated		183,502	15,102,215

			51,390,040

Containers & Packaging: 2.16%
Crown Holdings Incorporated †		380,569	16,090,457
Packaging Corporation of America		277,388	15,836,081

			31,926,538

Metals & Mining: 0.71%
Steel Dynamics Incorporated		631,678	10,555,339

Total Common Stocks (Cost $855,755,596)			1,277,856,379

Investment Companies: 1.56%
SPDR S&P Biotech ETF «			8,934,514
SPDR S&P MidCap 400 ETF			14,165,995

Total Investment Companies (Cost $18,068,613)			23,100,509

	Yield

Short-Term Investments: 7.48%

Investment Companies: 7.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	82,480,375	82,480,375
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.12	28,163,900	28,163,900

Total Short-Term Investments (Cost $110,644,275)			110,644,275

Total investments in securities
(Cost $984,468,484) *	95.44%	1,411,601,163
Other assets and liabilities, net	4.56	67,489,354

Total net assets	100.00%	$1,479,090,517

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Common Stock Fund	13

†	Non-income-earning security

«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $991,512,284 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$441,997,710
Gross unrealized depreciation	(21,908,831)

Net unrealized appreciation	$420,088,879

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Common Stock Fund	Statement of assets and liabilities—September 30, 2013

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,300,956,888
In affiliated securities, at value (see cost below)	110,644,275

Total investments, at value (see cost below)	1,411,601,163
Receivable for investments sold	27,809,436
Receivable for Fund shares sold	72,052,044
Receivable for dividends	1,507,089
Receivable for securities lending income	15,576
Prepaid expenses and other assets	73,752

Total assets	1,513,059,060

Liabilities
Payable for investments purchased	2,998,957
Payable for Fund shares redeemed	1,291,600
Payable upon receipt of securities loaned	28,163,900
Advisory fee payable	758,159
Distribution fees payable	18,304
Due to other related parties	379,630
Accrued expenses and other liabilities	357,993

Total liabilities	33,968,543

Total net assets	$1,479,090,517

NET ASSETS CONSIST OF
Paid-in capital	$954,026,280
Accumulated net investment loss	(5,379)
Accumulated net realized gains on investments	97,936,937
Net unrealized gains on investments	427,132,679

Total net assets	$1,479,090,517

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$292,806,316
Shares outstanding – Class A	11,976,615
Net asset value per share – Class A	$24.45
Maximum offering price per share – Class A2	$25.94
Net assets – Class B	$520,686
Shares outstanding – Class B	24,584
Net asset value per share – Class B	$21.18
Net assets – Class C	$29,483,264
Shares outstanding – Class C	1,392,353
Net asset value per share – Class C	$21.18
Net assets – Class R6	$27,135
Share outstanding – Class R6	1,095
Net asset value per share – Class R6	$24.78
Net assets – Administrator Class	$24,871,009
Shares outstanding – Administrator Class	1,011,521
Net asset value per share – Administrator Class	$24.59
Net assets – Institutional Class	$197,452,594
Shares outstanding – Institutional Class	7,970,474
Net asset value per share – Institutional Class	$24.77
Net assets – Investor Class	$933,929,513
Shares outstanding – Investor Class	37,353,228
Net asset value per share – Investor Class	$25.00

Investments in unaffiliated securities (including securities on loan), at cost	$873,824,209

Investments in affiliated securities, at cost	$110,644,275

Total investments, at cost	$984,468,484

Securities on loan, at value	$27,227,336

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended September 30, 2013	Wells Fargo Advantage Common Stock Fund	15

Investment income
Dividends	$14,746,999
Securities lending income, net	234,242
Income from affiliated securities	114,507

Total investment income	15,095,748

Expenses
Advisory fee	8,888,187
Administration fees
Fund level	626,014
Class A	604,116
Class B	1,655
Class C	63,741
Class R6	2 [1]
Administrator Class	21,757
Institutional Class	86,290
Investor Class	2,767,674
Shareholder servicing fees
Class A	580,881
Class B	1,592
Class C	61,289
Administrator Class	47,839
Investor Class	2,146,511
Distribution fees
Class B	4,775
Class C	183,868
Custody and accounting fees	68,278
Professional fees	44,687
Registration fees	54,648
Shareholder report expenses	113,698
Trustees’ fees and expenses	12,516
Other fees and expenses	38,273

Total expenses	16,418,291
Less: Fee waivers and/or expense reimbursements	(656,441)

Net expenses	15,761,850

Net investment loss	(666,102)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	117,997,624
Net change in unrealized gains (losses) on investments	149,327,962

Net realized and unrealized gains (losses) on investments	267,325,586

Net increase in net assets resulting from operations	$266,659,484

1.	For the period from June 28, 2013 (commencement of operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Common Stock Fund	Statement of changes in net assets

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment loss		$(666,102)		$(1,919,965)
Net realized gains on investments		117,997,624		74,540,554
Net change in unrealized gains (losses) on investments		149,327,962		218,270,111

Net increase in net assets resulting from operations		266,659,484		290,890,700

Distributions to shareholders from
Net realized gains
Class A		(13,823,125)		(11,099,363)
Class B		(57,305)		(93,074)
Class C		(1,510,913)		(1,417,106)
Administrator Class		(1,251,051)		(1,290,310)
Institutional Class		(5,818,339)		(1,221,970)
Investor Class		(52,786,969)		(50,921,053)

Total distributions to shareholders		(75,247,702)		(66,042,876)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,088,174	92,543,363	3,287,285	64,357,489
Class B	10,719	205,215	5,551	98,052
Class C	242,683	4,690,188	102,085	1,778,892
Class R6	1,095 [1]	25,000 [1]	N/A	N/A
Administrator Class	181,228	4,033,653	324,191	6,541,817
Institutional Class	4,296,040	102,846,537	3,701,929	74,425,582
Investor Class	1,942,947	43,455,018	1,448,646	28,941,238

		247,798,974		176,143,070

Reinvestment of distributions
Class A	684,430	13,606,469	593,442	10,960,870
Class B	3,181	55,087	5,433	88,990
Class C	74,744	1,294,562	73,222	1,199,381
Administrator Class	53,320	1,064,264	55,926	1,035,183
Institutional Class	289,758	5,818,339	49,167	913,023
Investor Class	2,491,340	50,646,693	2,603,273	49,123,785

		72,485,414		63,321,232

Payment for shares redeemed
Class A	(3,382,341)	(73,687,682)	(3,050,780)	(59,945,642)
Class B	(32,493)	(619,581)	(75,585)	(1,297,947)
Class C	(174,662)	(3,372,620)	(264,671)	(4,625,026)
Administrator Class	(276,639)	(6,110,535)	(574,763)	(11,467,657)
Institutional Class	(748,705)	(17,134,530)	(652,363)	(13,230,644)
Investor Class	(4,870,132)	(108,947,839)	(7,610,830)	(154,133,087)

		(209,872,787)		(244,700,003)

Net asset value of shares issued in acquisition
Class A	783,005	16,935,166	0	0
Class C	173,937	3,272,447	0	0
Administrator Class	139,880	3,039,645	0	0
Institutional Class	78,436	1,715,157	0	0

		24,962,415		0

Net increase (decrease) in net assets resulting from capital share transactions		135,374,016		(5,235,701)

Total increase in net assets		326,785,798		219,612,123

Net assets
Beginning of period		1,152,304,719		932,692,596

End of period		$1,479,090,517		$1,152,304,719

Undistributed (accumulated) net investment loss		$(5,379)		$0

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS A	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$21.18	$17.15	$18.20	$15.10	$12.26	$22.66
Net investment income (loss)	(0.02)	(0.04)	(0.06)	(0.04)	0.02 [2]	0.00	2,[3]
Net realized and unrealized gains (losses) on investments	4.72	5.33	(0.74)	3.16	2.82	(6.68)

Total from investment operations	4.70	5.29	(0.80)	3.12	2.84	(6.68)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	(0.10)
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	(0.02)	0.00	(3.72)
Net asset value, end of period	$24.45	$21.18	$17.15	$18.20	$15.10	$12.26
Total return[4]	23.72%	31.90%	(4.61)%	20.80%	23.08%	(34.55)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.31%	1.30%	1.33%	1.37%	1.34%
Net expenses	1.26%	1.26%	1.26%	1.26%	1.26%	1.29%
Net investment income (loss)	(0.05)%	(0.16)%	(0.24)%	(0.25)%	0.19%	0.03%
Supplemental data
Portfolio turnover rate	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$292,806	$207,668	$153,921	$123,495	$112,900	$88,049

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS B	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$18.67	$15.35	$16.44	$13.71	$11.23	$21.10
Net investment loss	(0.15)[2]	(0.17)[2]	(0.20)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	4.09	4.75	(0.64)	2.87	2.54	(6.14)

Total from investment operations	3.94	4.58	(0.84)	2.73	2.48	(6.26)
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[3]

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Net asset value, end of period	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23
Total return[4]	22.78%	30.87%	(5.29)%	19.91%	22.08%	(35.04)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.05%	2.05%	2.08%	2.12%	2.11%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.06%
Net investment loss	(0.78)%	(0.96)%	(1.13)%	(1.02)%	(0.51)%	(0.76)%
Supplemental data
Portfolio turnover rate	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$521	$806	$1,655	$11,302	$12,487	$14,449

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	19

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS C	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$18.67	$15.35	$16.44	$13.71	$11.23	$21.09
Net investment loss	(0.16)[2]	(0.16)[2]	(0.18)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	4.10	4.74	(0.66)	2.87	2.54	(6.13)

Total from investment operations	3.94	4.58	(0.84)	2.73	2.48	(6.25)
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[3]

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Net asset value, end of period	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23
Total return[4]	22.78%	30.95%	(5.35)%	20.00%	21.99%	(35.00)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.06%	2.05%	2.08%	2.12%	2.10%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.06%
Net investment loss	(0.81)%	(0.92)%	(1.01)%	(1.01)%	(0.56)%	(0.76)%
Supplemental data
Portfolio turnover rate	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$29,483	$20,080	$17,887	$17,976	$11,750	$9,692

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Year ended September 30, 2013[1]
Net asset value, beginning of period	$22.83
Net investment income	0.01
Net realized and unrealized gains (losses) on investments	1.94

Total from investment operations	1.95
Net asset value, end of period	$24.78
Total return[2]	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.81%
Net expenses	0.81%
Net investment income	0.18%
Supplemental data
Portfolio turnover rate	40%
Net assets, end of period (000s omitted)	$27

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	21

(For a share outstanding throughout each period)

	Year ended September 30
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]
Net asset value, beginning of period	$21.26	$17.18	$18.20	$17.49
Net investment income (loss)	0.01	0.01	(0.01)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	4.75	5.33	(0.76)	0.70

Total from investment operations	4.76	5.34	(0.77)	0.71
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$24.59	$21.26	$17.18	$18.20
Total return[3]	23.92%	32.15%	(4.44)%	4.06%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.10%	1.18%
Net expenses	1.09%	1.07%	1.09%	1.07%
Net investment income (loss)	0.11%	0.01%	(0.05)%	0.19%
Supplemental data
Portfolio turnover rate	40%	30%	41%	47%
Net assets, end of period (000s omitted)	$24,871	$19,428	$19,044	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
INSTITUTIONAL CLASS	2013	2012	2011	2010[1]
Net asset value, beginning of period	$21.37	$17.23	$18.21	$17.49
Net investment income	0.07 [2]	0.06 [2]	0.01	0.02 [2]
Net realized and unrealized gains (losses) on investments	4.76	5.34	(0.74)	0.70

Total from investment operations	4.83	5.40	(0.73)	0.72
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$24.77	$21.37	$17.23	$18.21
Total return[3]	24.14%	32.42%	(4.22)%	4.12%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%	0.87%	0.94%
Net expenses	0.87%	0.88%	0.87%	0.89%
Net investment income	0.33%	0.28%	0.29%	0.60%
Supplemental data
Portfolio turnover rate	40%	30%	41%	47%
Net assets, end of period (000s omitted)	$197,453	$86,645	$16,475	$327

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	23

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INVESTOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$21.64	$17.50	$18.57	$15.41	$12.53	$23.07
Net investment income (loss)	(0.02)	(0.04)	(0.06)	(0.05)[2]	0.02 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	4.81	5.44	(0.76)	3.23	2.86	(6.81)

Total from investment operations	4.79	5.40	(0.82)	3.18	2.88	(6.81)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	(0.11)
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	(0.02)	0.00	(3.73)
Net asset value, end of period	$25.00	$21.64	$17.50	$18.57	$15.41	$12.53
Total return[4]	23.63%	31.89%	(4.62)%	20.73%	22.91%	(34.52)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.37%	1.36%	1.43%	1.47%	1.50%
Net expenses	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Net investment income (loss)	(0.08)%	(0.20)%	(0.29)%	(0.30)%	0.17%	0.00%
Supplemental data
Portfolio turnover rate	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$933,930	$817,678	$723,711	$761,497	$657,333	$564,998

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Common Stock Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is

Notes to financial statements	Wells Fargo Advantage Common Stock Fund	25

managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to dividends from certain securities and expiration of capital loss carryforwards. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net investment loss	Accumulated net realized gains on investments
($12,814,383)	$666,235	$12,148,148

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,074,377 with $1,382,918 expiring in 2015; and $691,459 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

26	Wells Fargo Advantage Common Stock Fund	Notes to financial statements

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$1,277,856,379	$0	$0	$1,277,856,379
Investment companies	23,100,509	0	0	23,100,509

Short-term investments
Investment companies	82,480,375	28,163,900	0	110,644,275
	$1,383,437,263	$28,163,900	$0	$1,411,601,163

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.71% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements	Wells Fargo Advantage Common Stock Fund	27

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	1.26%	January 31, 2014
Class B	2.01%	January 31, 2014
Class C	2.01%	January 31, 2014
Class R6	0.85%	January 31, 2015
Administrator Class	1.10%	January 31, 2014
Institutional Class	0.90%	January 31, 2014
Investor Class	1.29%	January 31, 2014

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $19,181 from the sale of Class A shares and $394 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $462,667,548 and $518,253,751, respectively.

6. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of the Wells Fargo Advantage Small/Mid Cap Core Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class, and Institutional Class shares of the Wells Fargo Advantage Small/Mid Cap Core Fund received Class A, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of the Wells Fargo Advantage Small/Mid Cap Core Fund for 1,175,258 shares of the Fund valued at $24,962,415 at an exchange ratio of 0.49, 0.54, 0.49, and 0.49 for Class A, Class C, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of the Wells Fargo Advantage Small/Mid Cap Core Fund with a fair value of $24,968,652, identified cost of $25,150,472 and unrealized losses of $181,820 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of the Wells Fargo Advantage Small/Mid Cap Core Fund and the Fund immediately prior to the acquisition were $24,962,415 and $1,223,291,412, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,248,253,827. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Wells Fargo Advantage Small/Mid Cap Core Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

28	Wells Fargo Advantage Common Stock Fund	Notes to financial statements

Assuming the acquisition had been completed October 1, 2012, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2013 would have been:

Net investment income	$7,726,835
Net realized and unrealized gains on investments	$269,502,866
Net increase in net assets resulting from operations	$277,229,701

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Wells Fargo Advantage Small/Mid Cap Core Fund that have been included in the Fund’s Statement of Operations since March 4, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $1,996 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2013 and September 30, 2012 were as follows:

	Year ended September 30,
	2013	2012
Ordinary income	$14,125,901	$1,317,756
Long-term capital gain	61,121,801	64,725,120

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
$4,936,621	$102,118,493	$420,088,879	$(2,074,377)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Wells Fargo Advantage Common Stock Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Common Stock Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, each of the periods within the period from November 1, 2009 through September 30, 2010, and each of the years in the two-year period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Common Stock Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

30	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 48.49% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 852 of the Internal Revenue Code, $61,121,801 was designated as long-term capital gain distributions for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $7,089,790 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

For the fiscal year ended September 30, 2013, $14,125,901 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Common Stock Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219794 11-13 A229/AR229 09-13

Wells Fargo Advantage Discovery FundSM

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Discovery Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the 12-month reporting period.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. The FOMC continued its policy of monetary easing into 2013. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Discovery Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors such as industrials and consumer discretionary outperformed. Signs of an improvement in the housing market also aided the returns of financials stocks. Dividend-paying stocks led the market earlier in 2013 as investors sought yield in a historically low-yielding environment, but rising interest rates later in the period dampened their relative performance. Judging by various Russell indexes, mid-cap stocks outperformed small-cap stocks, but there was no discernible pattern between value and growth stocks. While small-cap value stocks outperformed their growth counterparts, mid-cap growth stocks outperformed value.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFDAX)	7-31-2007	24.28	13.87	11.28	31.86	15.23	11.94	1.30	1.23
Class C (WDSCX)	7-31-2007	29.89	14.36	11.13	30.89	14.36	11.13	2.05	1.98
Class R6 (WFDRX)	6-28-2013	–	–	–	32.36	15.68	12.29	0.82	0.82
Administrator Class (WFDDX)	4-8-2005	–	–	–	32.01	15.39	12.10	1.14	1.14
Institutional Class (WFDSX)	8-31-2006	–	–	–	32.36	15.68	12.29	0.87	0.87
Investor Class (STDIX)	12-31-1987	–	–	–	31.78	15.16	11.89	1.36	1.29
Russell 2500TM Growth Index[4]	–	–	–	–	31.95	14.33	10.46	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Discovery Fund	5

Growth of $10,000 investment[5] as of September 30, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of Investor Class shares and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014 (January 31, 2015 for Class R6), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class C, 0.84% for Class R6, 1.15% for Administrator Class, 0.89% for Institutional Class, and 1.28% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The chart compares the performance of Class A shares for the most recent ten years with the Russell 2500 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Discovery Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund’s Class A shares excluding sales charges returned 31.86% for the 12-month period, while the Fund’s benchmark, the Russell 2500 Growth Index, returned 31.95%.

■	A sharp decline in consumer confidence during the period coupled with isolated operating issues, caused consumer-related sectors to underperform. Specific holdings in consumer discretionary stocks detracted from performance.

■	Despite macroeconomic and political uncertainty, the U.S. economy continued its slow but gradual recovery and investors rewarded those companies that led the way. Stock selection in Information Technology (IT), energy, and industrials contributed to performance.

■	As stock prices began to reflect their underlying fundamentals and became less affected by the fear of uncertainty in the marketplace, overall markets rallied and our fundamental surround-the-company research process helped performance.

Although mixed U.S. economic data left investors concerned at times throughout the year, overall the data pointed to a continued recovery in economic conditions in the U.S., aided by the U.S. Federal Reserve and its easy money policy of quantitative easing (QE). Despite other countries’ similar efforts, most could not keep pace with the U.S., seeming to make U.S. equities an attractive place to be. In addition, fear grew as interest rates shot up in a less-than-orderly fashion, forcing investors to reexamine the perceived safety of gold, bonds, and bond proxies like high-dividend-paying stocks. These interest-rate-sensitive assets were among the hardest hit in the resulting market volatility. These factors combined to help investors realize what we have believed for some time: that while there will be bumps along the way, domestic equities are among the best investments now and in the near future.

Strength in IT drove performance during the period.

In IT, CoStar Group Incorporated led the performance, as the company’s dominant position as a market data provider to commercial real estate brokers across the U.S. was further strengthened through the acquisition of a competitor. The synergies of the transaction were highlighted as the commercial real estate markets entered the early stages of recovery and confidence in CoStar Group management grew.

Growth in energy production continued to produce investment opportunities.

It remains our belief that the dramatic increase in energy production in the United States is a multiyear, multisector growth theme. The most direct way to participate in these growth opportunities is through energy production companies such as Gulfport Energy Corporation. Gulfport Energy has some of the most valuable acreage within the Utica shale in northern Ohio and we believe therefore is an excellent way to gain exposure to the significant production potential in that region. The company is rapidly growing the number of wells in the Utica region and also improving its drilling productivity.

Ten largest equity holdings[6] (%) as of September 30, 2013
Fortune Brands Home & Security Incorporated	2.36
Vantiv Incorporated Class A	2.03
CommVault Systems Incorporated	1.84
LKQ Corporation	1.77
Constellation Brands Incorporated Class A	1.74
Alliance Data Systems Corporation	1.74
AMC Networks Incorporated Class A	1.67
Wabtec Corporation	1.65
Copa Holdings SA Class A	1.57
DigitalGlobe Incorporated	1.52

Stock selection within the industrials sector contributed to performance.

In industrials, Kansas City Southern generated consistently impressive revenue and earnings growth with efficient operations, share gains from truck transport, and unique positioning to transport goods from U.S. trading partners in Mexico. Another strong performer for the year was Hertz Global Holdings Incorporated. As rental car volumes in the U.S. continued to be strong, Hertz Global Holdings’ recent acquisition of Dollar Thrifty Automotive has presented opportunities to increase pricing in the airport rental market and improve margins. In addition, Hertz Global Holdings operates a commercial truck and equipment rental business, which has experienced a pickup in volume as the residential construction market improves.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Discovery Fund	7

Stock selection in the consumer discretionary sector was the primary performance headwind. As fiscal cliff negotiations dragged on, U.S. consumer confidence plunged early in the year amid the growing economic uncertainty. Despite a recovery over the past two quarters, this precipitous decline in confidence, coupled with isolated operating issues, resulted in consumer-related sectors weighing on quarterly returns. Shares of Chico’s FAS Incorporated, which is no longer held, struggled because future earnings expectations were lowered due to increased payroll taxes and concerns that unseasonably cool weather would affect the Chico’s brand, which performs best in warmer weather.

Sector distribution[7] as of September 30, 2013

The outlook for growth stocks remains strong, in our view, despite some near-term volatility.

Recent market dynamics have reinforced confidence that our portfolios are pointed in the right direction. While rate-sensitive and yield-oriented strategies were called into question late in the spring with talk of QE tapering, we have taken a different route. Our path is not predicated on accommodative monetary policy or high dividend bond proxies but rather on the type of strong secular growth that will allow for a more complete and sustainable economic recovery. As performance reflected, there are few better places to find this type of growth and innovation than among domestically oriented companies. To that point, we remain bullish on the U.S. economy and, in particular, on the U.S. consumer who is benefiting from a robust housing recovery, a strengthening U.S. dollar, and improving employment data. We believe this powerful combination bodes well for consumer confidence and domestic consumption.

Additionally, we continue to maintain our preference for housing-related holdings. We feel the housing recovery will produce a significant tailwind to the domestic economy and still has plenty of gas left in its tank as housing affordability remains historically high. Positioning within the industrials sector continues to center on structural shifts in the U.S. economy. These include the development and production of domestic energy reserves as well as a significant shift in manufacturing activity from emerging markets back to North America. Recent additions to our industrials holdings have been more cyclical in nature and will be beneficiaries of improving industrial production and overall gross domestic product growth.

We remain confident in our current positioning as it appears a number of market factors are changing in our favor. General investor demand for U.S. equities is on the rise as funds flow out of bonds and into stocks. An actively managed strategy such as ours that focuses on identifying superior earnings growth, seeking bottom-up research edge, and creating balanced allocation of portfolio capital will be the best road forward, in our opinion. Regardless of the market environment, we intend to stay true to our growth investment style. We seek companies with superior earnings growth and attractive valuations and weight individual positions based on our research conviction. Despite the cautionary outlook we must take, we are extremely upbeat that we can continue to build on the strong recent results.

Please see footnotes on page 5.

8	Wells Fargo Advantage Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,170.51	$6.64	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.17	1.22%
Class C
Actual	$1,000.00	$1,166.48	$10.70	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.19	$9.95	1.97%
Class R6
Actual	$1,000.00	$1,173.25	$4.19	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$3.90	0.77%
Administrator Class
Actual	$1,000.00	$1,171.54	$5.99	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Institutional Class
Actual	$1,000.00	$1,173.25	$4.52	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Investor Class
Actual	$1,000.00	$1,170.41	$6.96	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Discovery Fund	9

Security name	Shares	Value

Common Stocks: 96.66%

Consumer Discretionary: 18.62%

Auto Components: 1.35%
BorgWarner Incorporated	340,300	$34,503,017

Distributors: 1.77%
LKQ Corporation †	1,418,747	45,201,279

Hotels, Restaurants & Leisure: 0.73%
Panera Bread Company Class A †	117,915	18,693,065

Internet & Catalog Retail: 0.79%
HomeAway Incorporated †	722,500	20,230,000

Leisure Equipment & Products: 0.42%
LeapFrog Enterprises Incorporated «†	1,140,500	10,743,510

Media: 1.67%
AMC Networks Incorporated Class A †	624,900	42,793,152

Specialty Retail: 7.32%
Conn’s Incorporated †	226,500	11,334,060
DSW Incorporated Class A	355,153	30,301,654
Finish Line Incorporated Class A	803,300	19,978,071
GNC Holdings Incorporated Class A	426,116	23,278,717
Lithia Motors Incorporated Class A	375,800	27,418,368
Lumber Liquidators Holdings Incorporated «†	273,100	29,126,115
Restoration Hardware Holdings Incorporated †	309,929	19,634,002
Ulta Salon Cosmetics & Fragrance Incorporated †	220,692	26,363,866

		187,434,853

Textiles, Apparel & Luxury Goods: 4.57%
Movado Group Incorporated	672,700	29,430,625
PVH Corporation	252,300	29,945,487
Skechers U.S.A. Incorporated Class A †	690,100	21,469,011
Under Armour Incorporated Class A †	453,800	36,054,410

		116,899,533

Consumer Staples: 5.03%

Beverages: 1.74%
Constellation Brands Incorporated Class A †	777,800	44,645,720

Food & Staples Retailing: 1.27%
Rite Aid Corporation †	6,824,000	32,482,240

Food Products: 2.02%
Annie’s Incorporated †	544,958	26,757,438
Boulder Brands Incorporated †	776,100	12,448,644
Green Mountain Coffee Roasters Incorporated «†	164,300	12,376,719

		51,582,801

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Discovery Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Energy: 3.72%

Oil, Gas & Consumable Fuels: 3.72%
Bonanza Creek Energy Incorporated †	273,400	$13,194,284
Goodrich Petroleum Corporation «†	615,600	14,952,924
Gulfport Energy Corporation †	564,763	36,336,851
Oasis Petroleum Incorporated †	627,300	30,819,249

		95,303,308

Financials: 5.78%

Capital Markets: 1.42%
Affiliated Managers Group Incorporated †	199,000	36,345,360

Commercial Banks: 1.07%
Texas Capital Bancshares Incorporated †	597,200	27,453,284

Diversified Financial Services: 1.31%
IntercontinentalExchange Incorporated †	185,138	33,587,736

Insurance: 0.77%
Brown & Brown Incorporated	613,700	19,699,770

Real Estate Management & Development: 1.21%
CBRE Group Incorporated †	1,335,716	30,895,111

Health Care: 12.38%

Biotechnology: 6.79%
Achillion Pharmaceuticals Incorporated †	778,828	2,352,061
Aegerion Pharmaceuticals Incorporated †	205,000	17,570,550
Alkermes plc †	440,600	14,812,972
Alnylam Pharmaceuticals Incorporated †	355,500	22,755,555
BioMarin Pharmaceutical Incorporated †	258,657	18,680,209
Cepheid Incorporated «†	798,657	31,179,569
Cubist Pharmaceuticals Incorporated †	423,821	26,933,825
Isis Pharmaceuticals Incorporated «†	163,292	6,129,982
Puma Biotechnology Incorporated †	166,400	8,929,024
Theravance Incorporated †	429,700	17,570,433
Vanda Pharmaceuticals Incorporated †	636,600	6,983,502

		173,897,682

Health Care Equipment & Supplies: 2.23%
Cooper Companies Incorporated	256,000	33,200,640
Wright Medical Group Incorporated †	913,527	23,824,784

		57,025,424

Health Care Providers & Services: 1.50%
Envision Healthcare Holdings Incorporated †	754,990	19,652,390
Team Health Holdings Incorporated †	493,700	18,730,978

		38,383,368

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Discovery Fund	11

Security name	Shares	Value

Life Sciences Tools & Services: 0.97%
Bruker BioSciences Corporation †	1,196,800	$24,713,920

Pharmaceuticals: 0.89%
Santarus Incorporated †	1,009,774	22,790,599

Industrials: 24.98%

Aerospace & Defense: 2.93%
B/E Aerospace Incorporated †	490,100	36,179,182
DigitalGlobe Incorporated †	1,226,339	38,776,839

		74,956,021

Airlines: 2.80%
Allegiant Travel Company	300,676	31,679,223
Copa Holdings SA Class A	289,300	40,117,231

		71,796,454

Building Products: 2.36%
Fortune Brands Home & Security Incorporated	1,448,630	60,306,467

Commercial Services & Supplies: 1.25%
Clean Harbors Incorporated †	544,000	31,911,040

Construction & Engineering: 1.11%
Quanta Services Incorporated †	1,030,800	28,357,308

Machinery: 6.50%
Chart Industries Incorporated †	263,800	32,457,952
Colfax Corporation †	450,445	25,445,638
Graco Incorporated	500,000	37,030,000
Nordson Corporation	171,600	12,634,908
Proto Labs Incorporated †	217,500	16,614,825
Wabtec Corporation	671,300	42,204,631

		166,387,954

Professional Services: 4.15%
Advisory Board Company †	585,600	34,831,488
Towers Watson & Company Class A	327,900	35,072,184
Verisk Analytics Incorporated Class A †	557,900	36,241,184

		106,144,856

Road & Rail: 2.59%
Hertz Global Holdings Incorporated †	1,245,390	27,597,842
Kansas City Southern	353,900	38,702,504

		66,300,346

Trading Companies & Distributors: 1.29%
United Rentals Incorporated †	565,700	32,974,653

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Discovery Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Information Technology: 23.08%

Communications Equipment: 0.90%
F5 Networks Incorporated †	268,500	$23,026,560

Computers & Peripherals: 1.33%
Stratasys Limited «†	335,575	33,980,325

Electronic Equipment, Instruments & Components: 2.00%
FEI Company	384,200	33,732,760
IPG Photonics Corporation «	308,138	17,351,251

		51,084,011

Internet Software & Services: 5.52%
Angie’s List Incorporated «†	744,094	16,742,115
Cornerstone OnDemand Incorporated †	585,400	30,112,976
CoStar Group Incorporated †	199,300	33,462,470
MercadoLibre Incorporated	244,200	32,945,022
Shutterstock Incorporated †	97,138	7,063,875
Zillow Incorporated Class A «†	249,500	21,050,315

		141,376,773

IT Services: 3.77%
Alliance Data Systems Corporation †	210,600	44,535,582
Vantiv Incorporated Class A †	1,855,883	51,853,371

		96,388,953

Semiconductors & Semiconductor Equipment: 0.90%
Cavium Incorporated †	562,500	23,175,000

Software: 8.66%
ACI Worldwide Incorporated †	567,199	30,662,778
Aspen Technology Incorporated †	1,057,900	36,550,445
CommVault Systems Incorporated †	534,700	46,962,701
Fleetmatics Group plc †	461,550	17,331,203
Guidewire Software Incorporated †	648,200	30,536,702
ServiceNow Incorporated †	714,819	37,134,847
Splunk Incorporated †	375,198	22,526,888

		221,705,564

Materials: 1.67%

Chemicals: 1.27%
W.R. Grace & Company †	370,400	32,372,960

Construction Materials: 0.40%
Headwaters Incorporated †	1,139,132	10,240,797

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Discovery Fund	13

Security name		Shares	Value

Telecommunication Services: 1.40%

Wireless Telecommunication Services: 1.40%
SBA Communications Corporation Class A †		444,903	$35,796,895

Total Common Stocks (Cost $1,886,545,641)			2,473,587,669

	Yield

Short-Term Investments: 5.39%

Investment Companies: 5.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	71,708,172	71,708,172
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.12	66,316,175	66,316,175

Total Short-Term Investments (Cost $138,024,347)			138,024,347

Total investments in securities
(Cost $2,024,569,988) *	102.05%	2,611,612,016
Other assets and liabilities, net	(2.05)	(52,558,437)

Total net assets	100.00%	$2,559,053,579

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $2,026,415,301 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$601,469,369
Gross unrealized depreciation	(16,272,654)

Net unrealized appreciation	$585,196,715

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Discovery Fund	Statement of assets and liabilities—September 30, 2013

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$2,473,587,669
In affiliated securities, at value (see cost below)	138,024,347

Total investments, at value (see cost below)	2,611,612,016
Receivable for investments sold	39,006,805
Receivable for Fund shares sold	7,488,773
Receivable for dividends	104,958
Receivable for securities lending income	36,775
Prepaid expenses and other assets	132,357

Total assets	2,658,381,684

Liabilities
Payable for investments purchased	26,376,168
Payable for Fund shares redeemed	4,416,548
Payable upon receipt of securities loaned	66,316,175
Advisory fee payable	1,368,727
Distribution fees payable	28,917
Due to other related parties	441,155
Accrued expenses and other liabilities	380,415

Total liabilities	99,328,105

Total net assets	$2,559,053,579

NET ASSETS CONSIST OF
Paid-in capital	$1,803,396,324
Accumulated net investment loss	(555)
Accumulated net realized gains on investments	168,615,782
Net unrealized gains on investments	587,042,028

Total net assets	$2,559,053,579

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$239,506,295
Shares outstanding – Class A	7,148,798
Net asset value per share – Class A	$33.50
Maximum offering price per share – Class A2	$35.54
Net assets – Class C	$48,768,239
Shares outstanding – Class C	1,533,218
Net asset value per share – Class C	$31.81
Net assets – Class R6	$27,990
Share outstanding – Class R6	806
Net asset value per share – Class R6	$34.73
Net assets – Administrator Class	$648,228,405
Shares outstanding – Administrator Class	19,019,701
Net asset value per share – Administrator Class	$34.08
Net assets – Institutional Class	$988,614,857
Shares outstanding – Institutional Class	28,460,968
Net asset value per share – Institutional Class	$34.74
Net assets – Investor Class	$633,907,793
Shares outstanding – Investor Class	19,029,654
Net asset value per share – Investor Class	$33.31

Investments in unaffiliated securities (including securities on loan), at cost	$1,886,545,641

Investments in affiliated securities, at cost	$138,024,347

Total investments, at cost	$2,024,569,988

Securities on loan, at value	$63,237,808

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended September 30, 2013	Wells Fargo Advantage Discovery Fund	15

Investment income
Dividends	$13,959,059
Securities lending income, net	4,595,906
Income from affiliated securities	72,320

Total investment income	18,627,285

Expenses
Advisory fee	13,344,436
Administration fees
Fund level	971,000
Class A	422,580
Class C	81,918
Class R6	2 [1]
Administrator Class	531,041
Institutional Class	570,009
Investor Class	1,614,087
Shareholder servicing fees
Class A	406,327
Class C	78,767
Administrator Class	1,312,201
Investor Class	1,251,746
Distribution fees
Class C	236,302
Custody and accounting fees	112,431
Professional fees	37,131
Registration fees	80,041
Shareholder report expenses	105,762
Trustees’ fees and expenses	12,414
Other fees and expenses	23,358

Total expenses	21,191,553
Less: Fee waivers and/or expense reimbursements	(300,074)

Net expenses	20,891,479

Net investment loss	(2,264,194)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	181,434,058
Net change in unrealized gains (losses) on investments	386,543,615

Net realized and unrealized gains (losses) on investments	567,977,673

Net increase in net assets resulting from operations	$565,713,479

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Discovery Fund	Statement of changes in net assets

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment loss		$(2,264,194)		$(5,398,833)
Net realized gains on investments		181,434,058		94,485,112
Net change in unrealized gains (losses) on investments		386,543,615		207,399,361

Net increase in net assets resulting from operations		565,713,479		296,485,640

Distributions to shareholders from
Net realized gains
Class A		(6,761,646)		(1,927,768)
Class C		(1,392,037)		(248,530)
Administrator Class		(24,686,836)		(14,784,852)
Institutional Class		(28,226,790)		(12,862,945)
Investor Class		(24,433,293)		(13,211,150)

Total distributions to shareholders		(85,500,602)		(43,035,245)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,037,415	117,887,246	3,352,189	86,546,282
Class C	1,053,288	28,650,204	472,363	11,829,302
Class R6	806 [1]	25,000 [1]	N/A	N/A
Administrator Class	5,174,693	152,595,324	11,169,969	279,362,357
Institutional Class	13,433,827	400,277,818	9,782,108	257,448,823
Investor Class	5,287,128	153,807,243	8,311,004	213,298,213

		853,242,835		848,484,977

Reinvestment of distributions
Class A	260,885	6,496,028	77,158	1,858,725
Class C	37,954	902,541	9,309	216,331
Administrator Class	938,841	23,752,678	571,489	13,967,192
Institutional Class	989,632	25,463,243	458,139	11,348,097
Investor Class	959,644	23,770,378	535,087	12,836,737

		80,384,868		40,227,082

Payment for shares redeemed
Class A	(1,421,433)	(40,935,431)	(1,114,919)	(28,042,615)
Class C	(209,586)	(5,699,453)	(83,839)	(2,036,241)
Administrator Class	(4,626,667)	(134,703,373)	(3,689,369)	(95,698,347)
Institutional Class	(4,879,615)	(146,084,276)	(3,915,897)	(102,602,772)
Investor Class	(4,368,620)	(121,256,319)	(4,937,681)	(124,176,877)

		(448,678,852)		(352,556,852)

Net increase in net assets resulting from capital share transactions		484,948,851		536,155,207

Total increase in net assets		965,161,728		789,605,602

Net assets
Beginning of period		1,593,891,851		804,286,249

End of period		$2,559,053,579		$1,593,891,851

Accumulated net investment loss		$(555)		$(3,762,190)

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS A	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$26.89	$21.20	$20.71	$15.69	$14.52	$28.07
Net investment loss	(0.08)[2]	(0.14)[2]	(0.21)[2]	(0.18)	(0.09)[2]	(0.17)[2]
Net realized and unrealized gains (losses) on investments	8.14	6.82	0.70	5.20	1.26	(9.40)

Total from investment operations	8.06	6.68	0.49	5.02	1.17	(9.57)
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$33.50	$26.89	$21.20	$20.71	$15.69	$14.52
Total return[3]	31.86%	32.05%	2.37%	31.99%	8.06%	(39.00)%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.29%	1.34%	1.37%	1.43%	1.41%
Net expenses	1.22%	1.22%	1.30%	1.33%	1.33%	1.33%
Net investment loss	(0.29)%	(0.53)%	(0.86)%	(0.97)%	(0.68)%	(0.85)%
Supplemental data
Portfolio turnover rate	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$239,506	$114,882	$41,507	$7,442	$3,750	$3,150

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS C	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$25.79	$20.51	$20.19	$15.41	$14.36	$28.04
Net investment loss	(0.30)[2]	(0.31)[2]	(0.38)[2]	(0.29)	(0.20)[2]	(0.32)[2]
Net realized and unrealized gains (losses) on investments	7.77	6.58	0.70	5.07	1.25	(9.38)

Total from investment operations	7.47	6.27	0.32	4.78	1.05	(9.70)
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$31.81	$25.79	$20.51	$20.19	$15.41	$14.36
Total return[3]	30.89%	31.10%	1.59%	31.10%	7.24%	(39.57)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	2.04%	2.09%	2.13%	2.18%	2.18%
Net expenses	1.97%	1.97%	2.07%	2.08%	2.08%	2.08%
Net investment loss	(1.08)%	(1.28)%	(1.62)%	(1.73)%	(1.47)%	(1.59)%
Supplemental data
Portfolio turnover rate	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$48,768	$16,803	$5,205	$3,043	$2,334	$1,471

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	19

(For a share outstanding throughout the period)

CLASS R6	Year ended September 30, 2013[1]
Net asset value, beginning of period	$31.03
Net investment income	0.02 [2]
Net realized and unrealized gains (losses) on investments	3.68

Total from investment operations	3.70
Net asset value, end of period	$34.73
Total return[3]	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.77%
Net expenses	0.77%
Net investment income	0.30%
Supplemental data
Portfolio turnover rate	86%
Net assets, end of period (000s omitted)	$28

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$27.30	$21.50	$20.96	$15.86	$14.65	$28.23
Net investment loss	(0.04)	(0.12)[2]	(0.20)	(0.13)	(0.07)[2]	(0.13)[2]
Net realized and unrealized gains (losses) on investments	8.27	6.91	0.74	5.23	1.28	(9.47)

Total from investment operations	8.23	6.79	0.54	5.10	1.21	(9.60)
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$34.08	$27.30	$21.50	$20.96	$15.86	$14.65
Total return[3]	32.01%	32.12%	2.58%	32.16%	8.26%	(38.87)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.13%	1.17%	1.20%	1.25%	1.24%
Net expenses	1.10%	1.13%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.13)%	(0.45)%	(0.70)%	(0.81)%	(0.52)%	(0.62)%
Supplemental data
Portfolio turnover rate	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$648,228	$478,673	$203,820	$122,451	$103,576	$82,359

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	21

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$27.73	$21.76	$21.17	$15.99	$14.73	$28.31
Net investment income (loss)	0.01	(0.07)	(0.14)	(0.11)	(0.05)[2]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	8.45	7.03	0.73	5.29	1.31	(9.51)

Total from investment operations	8.46	6.96	0.59	5.18	1.26	(9.60)
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$34.74	$27.73	$21.76	$21.17	$15.99	$14.73
Total return[3]	32.36%	32.53%	2.79%	32.48%	8.49%	(38.74)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.86%	0.91%	0.93%	0.96%	1.00%
Net expenses	0.84%	0.86%	0.90%	0.93%	0.95%	0.95%
Net investment income (loss)	0.11%	(0.19)%	(0.45)%	(0.58)%	(0.37)%	(0.45)%
Supplemental data
Portfolio turnover rate	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$988,615	$524,506	$274,039	$112,874	$68,395	$23,455

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INVESTOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$26.76	$21.12	$20.64	$15.65	$14.49	$28.02
Net investment loss	(0.09)[2]	(0.15)[2]	(0.24)	(0.14)	(0.10)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	8.09	6.78	0.72	5.13	1.26	(9.37)

Total from investment operations	8.00	6.63	0.48	4.99	1.16	(9.55)
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$33.31	$26.76	$21.12	$20.64	$15.65	$14.49
Total return[3]	31.78%	31.93%	2.33%	31.89%	8.01%	(39.00)%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.36%	1.40%	1.47%	1.53%	1.56%
Net expenses	1.28%	1.29%	1.37%	1.38%	1.38%	1.38%
Net investment loss	(0.30)%	(0.61)%	(0.93)%	(1.03)%	(0.74)%	(0.84)%
Supplemental data
Portfolio turnover rate	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$633,908	$459,028	$279,715	$267,466	$180,898	$179,913

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Discovery Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

24	Wells Fargo Advantage Discovery Fund	Notes to financial statements

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassifications is due to net operating losses. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net investment loss	Accumulated net realized gains on investments
$(128,194)	$6,025,829	$(5,897,635)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements	Wells Fargo Advantage Discovery Fund	25

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,473,587,669	$0	$0	$2,473,587,669
Short-term investments
Investment companies	71,708,172	66,316,175	0	138,024,347
	$2,545,295,841	$66,316,175	$0	$2,611,612,016

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

26	Wells Fargo Advantage Discovery Fund	Notes to financial statements

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	1.22%	January 31, 2014
Class C	1.97%	January 31, 2014
Class R6	0.84%	January 31, 2015
Administrator Class	1.15%	January 31, 2014
Institutional Class	0.89%	January 31, 2014
Investor Class	1.28%	January 31, 2014

Prior to February 1, 2013 the Fund’s expenses were capped at 0.90% for Institutional Class Shares and 1.29% for Investor Class Shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $36,994 from the sale of Class A shares and $1,444 in contingents deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $1,987,521,321 and $1,621,600,987, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $2,857 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $85,500,602 and $43,035,245 of long-term capital gain for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$62,752,193	$107,708,898	$585,196,715

Notes to financial statements	Wells Fargo Advantage Discovery Fund	27

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

28	Wells Fargo Advantage Discovery Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Discovery Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, each of the periods from November 1, 2009 through September 30, 2010, and each of the years in the two-year period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Discovery Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	29

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $85,500,602 was designated as long-term capital gain distributions for the fiscal year ended September 30, 2013.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Discovery Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219795 11-13 A230/AR230 09-13

Wells Fargo Advantage Enterprise FundSM

Annual Report

September 30, 2013

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The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Enterprise Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Enterprise Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the 12-month reporting period.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. The FOMC continued its policy of monetary easing into 2013. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Enterprise Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors such as industrials and consumer discretionary outperformed. Signs of an improvement in the housing market also aided the returns of financials stocks. Dividend-paying stocks led the market earlier in 2013 as investors sought yield in a historically low-yielding environment, but rising interest rates later in the period dampened their relative performance. Judging by various Russell indexes, mid-cap stocks outperformed small-cap stocks, but there was no discernible pattern between value and growth stocks. While small-cap value stocks outperformed their growth counterparts, mid-cap growth stocks outperformed value.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	23.97	11.46	8.83	31.55	12.79	9.47	1.29	1.18
Class B (WENBX)*	8-26-2011	25.55	11.70	9.27	30.55	11.96	9.27	2.04	1.93
Class C (WENCX)	3-31-2008	29.55	11.96	8.69	30.55	11.96	8.69	2.04	1.93
Administrator Class (SEPKX)	8-30-2002	–	–	–	31.62	12.96	9.71	1.13	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	31.96	13.24	9.99	0.86	0.85
Investor Class (SENTX)	9-30-1998	–	–	–	31.43	12.70	9.33	1.35	1.24
Russell Midcap® Growth Index[4]	–	–	–	–	27.54	13.92	10.16	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Enterprise Fund	5

Growth of $10,000 investment[5] as of September 30, 2013

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

5.	The chart compares the performance of Class A shares for the most recent ten years with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Enterprise Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the benchmark, the Russell Midcap Growth Index, for the 12-month period that ended September 30, 2013, as effective stock selection in information technology (IT), financials, industrials, and energy was offset slightly by selection in the consumer discretionary sector.

■	Despite macroeconomic and political uncertainty, the U.S. economy continued its slow but gradual recovery and investors rewarded those companies that led the way.

■	As stock prices began to reflect their underlying fundamentals and became less affected by the fear of uncertainty in the marketplace, overall markets rallied and our fundamental surround-the-company research process outperformed.

Although mixed U.S. economic data left investors concerned at times throughout the year, overall the data pointed to a continued recovery in economic conditions in the U.S., aided by the U.S. Federal Reserve and its easy money policy of quantitative easing (QE). Despite other countries’ similar efforts, most could not keep pace with the U.S., making U.S. equities an attractive place to be. In addition, fear grew as interest rates shot up in a less-than-orderly fashion, forcing investors to reexamine the perceived safety of gold, bonds, and bond proxies like high-dividend-paying stocks. These interest-rate-sensitive assets were among the hardest hit in the resulting market volatility. These factors combined to help investors realize what we have believed for some time: that while there will be bumps along the way, domestic equities are among the best investments now and in the near future.

Software and internet service companies helped performance during the period.

Stock selection within financials, industrials, and energy contributed to performance during the period. Particular strength was visible in the software and internet service companies held in the portfolio. The online professional networking company LinkedIn Corporation experienced strong revenue growth, significantly above even the most aggressive estimates. The company also had margins well above consensus estimates, a rare feat for a company growing this fast. While we marginally trimmed our position given the strong appreciation, we continue to feel the company has multiple secular growth drivers, including marketing solutions (traditional web advertising); hiring solutions (subscription business to corporate human resources departments); and selling solutions, an underappreciated service that provides sales leads via premium subscriptions to members.

Often the most fruitful investment opportunities are the result of investor skepticism and misunderstanding. Within financials, this was the case with our purchase of IntercontinentalExchange Incorporated. The market was initially skeptical of the company’s acquisition of competitor NYSE Euronext. Our surround-the-company research process had led us to look at IntercontinentalExchange even before the deal was announced. After analyzing the acquisition, we were confident that significant cost synergies could be achieved and that the combined entity would be a more-diversified business on both a geographical and product level. Furthermore, we have a favorable opinion of the management team that has significant personal wealth invested in the company.

Ten largest equity holdings[6] (%) as of September 30, 2013
Fortune Brands Home & Security Incorporated	2.44
Discovery Communications Incorporated	2.34
Alliance Data Systems Corporation	2.13
Vantiv Incorporated Class A	2.10
IntercontinentalExchange Incorporated	1.97
Constellation Brands Incorporated Class A	1.95
Kansas City Southern Railway Company	1.93
SBA Communications Corporation Class A	1.90
Verisk Analytics Incorporated Class A	1.90
Actavis Incorporated	1.77

In industrials, top 10 holding Kansas City Southern Railway Company generated consistently impressive revenue and earnings growth with efficient operations, share gains from truck transport, and unique positioning to transport goods from U.S. trading partners in Mexico. Another strong performer for the year was Hertz Global Holdings Incorporated. As rental car volumes in the U.S. continued to be strong, Hertz Global Holdings’ recent acquisition of Dollar Thrifty Automotive has presented opportunities to increase pricing in the airport rental market and improve margins. In addition, Hertz Global Holdings operates a commercial truck and equipment rental business, which has experienced a pickup in volume as the residential construction market improves.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Enterprise Fund	7

Stock selection in the consumer discretionary sector was the primary performance headwind. As fiscal cliff negotiations dragged on, U.S. consumer confidence plunged early in the year amid the growing economic uncertainty. Despite a recovery over the past two quarters, this precipitous decline in confidence, coupled with isolated operating issues, resulted in consumer-related sectors weighing on quarterly returns. Shares of Chico’s FAS Incorporated, which is no longer held, struggled because future earnings expectations were lowered due to increased payroll taxes and concerns that unseasonably cool weather would affect the Chico’s brand, which performs best in warmer weather.

Growth in energy production continued to produce investment opportunities.

It remains our belief that the dramatic increase in energy production in the United States is a multiyear, multisector growth theme. The most direct way to participate in these growth opportunities is through energy production companies such as Gulfport Energy Corporation. Gulfport has some of the most valuable acreage within the Utica shale in northern Ohio and therefore is an excellent way to gain exposure to the significant production potential in that region. The company is rapidly growing the number of wells in the Utica region and also improving its drilling productivity.

Sector distribution[7] as of September 30, 2013

The outlook for growth stocks remains strong, in our view, despite some near-term volatility.

Recent market dynamics have reinforced confidence that our portfolios are pointed in the right direction. While rate-sensitive and yield-oriented strategies were called into question late in the spring with talk of QE tapering, we have taken a different route. Our path is not predicated on accommodative monetary policy or high dividend bond proxies but rather on the type of strong secular growth that will allow for a more complete and sustainable economic recovery. As performance reflected, there are few better places to find this type of growth and innovation than among domestically oriented companies. To that point, we remain bullish on the U.S. economy and, in particular, on the U.S. consumer who is benefiting from a robust housing recovery, a strengthening U.S. dollar, and improving employment data. This powerful combination bodes well for consumer confidence and domestic consumption.

Additionally, we continue to maintain our preference for housing-related holdings. We feel the housing recovery will produce a significant tailwind to the domestic economy and still has plenty of gas left in its tank as housing affordability remains historically high. Positioning within the industrials sector continues to center on structural shifts in the U.S. economy. These include the development and production of domestic energy reserves as well as a significant shift in manufacturing activity from emerging markets back to North America. Recent additions to our industrials holdings have been more cyclical in nature and should be beneficiaries of improving industrial production and overall gross domestic product growth.

We remain confident in our current positioning as it appears a number of market factors are changing in our favor. General investor demand for U.S. equities is on the rise as investors appeared to shift from bonds into stocks. An actively managed strategy such as ours that focuses on identifying superior earnings growth, seeking bottom-up research edge, and creating balanced allocation of portfolio capital will be the best road forward, in our opinion.

Regardless of the market environment, we intend to stay true to our growth investment style. We seek companies with superior earnings growth and attractive valuations and weight individual positions based on our research conviction. Despite the cautionary outlook we must take, we are extremely upbeat that we can continue to build on the strong recent results.

Please see footnotes on page 5.

8	Wells Fargo Advantage Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,176.72	$6.44	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Class B
Actual	$1,000.00	$1,172.34	$10.51	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.39	$9.75	1.93%
Class C
Actual	$1,000.00	$1,172.34	$10.51	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.39	$9.75	1.93%
Administrator Class
Actual	$1,000.00	$1,177.17	$6.00	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Institutional Class
Actual	$1,000.00	$1,178.59	$4.64	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Investor Class
Actual	$1,000.00	$1,176.41	$6.77	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.28	1.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Enterprise Fund	9

Security name	Shares	Value

Common Stocks: 100.31%

Consumer Discretionary: 23.93%

Auto Components: 1.61%
Delphi Automotive plc	202,465	$11,828,005

Distributors: 1.57%
LKQ Corporation †	360,300	11,479,158

Hotels, Restaurants & Leisure: 1.20%
Starwood Hotels & Resorts Worldwide Incorporated	132,400	8,797,980

Internet & Catalog Retail: 0.80%
Netflix Incorporated †	18,900	5,844,069

Media: 6.28%
AMC Networks Incorporated †	70,600	4,834,688
Discovery Communications Incorporated †	219,590	17,154,371
Liberty Global plc Class A †	71,530	5,675,906
Liberty Global plc Class C †	97,506	7,354,877
Sirius XM Radio Incorporated	2,852,400	11,038,788

		46,058,630

Multiline Retail: 1.14%
Dollar General Corporation †	147,417	8,323,164

Specialty Retail: 7.34%
AutoNation Incorporated †	106,300	5,545,671
Best Buy Company Incorporated	196,200	7,357,500
DSW Incorporated Class A	91,847	7,836,386
GNC Holdings Incorporated Class A	96,092	5,249,506
L Brands Incorporated	156,500	9,562,150
Lumber Liquidators Holdings Incorporated †	55,300	5,897,745
Restoration Hardware Holdings Incorporated †	81,997	5,194,510
Ulta Salon Cosmetics & Fragrance Incorporated †	59,600	7,119,816

		53,763,284

Textiles, Apparel & Luxury Goods: 3.99%
Michael Kors Holdings Limited †	154,300	11,498,436
PVH Corporation	71,600	8,498,204
Under Armour Incorporated Class A †	116,030	9,218,583

		29,215,223

Consumer Staples: 3.98%

Beverages: 1.95%
Constellation Brands Incorporated Class A †	249,000	14,292,600

Food & Staples Retailing: 1.15%
Rite Aid Corporation †	1,769,500	8,422,820

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Food Products: 0.88%
Green Mountain Coffee Roasters Incorporated †	85,200	$6,418,116

Energy: 5.06%

Oil, Gas & Consumable Fuels: 5.06%
Cabot Oil & Gas Corporation	208,300	7,773,756
Cobalt International Energy Incorporated †	60,800	1,511,488
Concho Resources Incorporated †	67,700	7,366,437
Gulfport Energy Corporation †	135,970	8,748,310
Pioneer Natural Resources Company	61,735	11,655,568

		37,055,559

Financials: 5.54%

Capital Markets: 2.14%
Affiliated Managers Group Incorporated †	50,300	9,186,792
Ameriprise Financial Incorporated	71,705	6,530,891

		15,717,683

Diversified Financial Services: 1.97%
IntercontinentalExchange Incorporated †	79,500	14,422,890

Real Estate Management & Development: 1.43%
CBRE Group Incorporated †	452,550	10,467,482

Health Care: 13.08%

Biotechnology: 5.85%
Aegerion Pharmaceuticals Incorporated †	46,000	3,942,660
Alexion Pharmaceuticals Incorporated †	83,810	9,735,369
Alkermes plc †	93,700	3,150,194
Alnylam Pharmaceuticals Incorporated †	37,600	2,406,776
BioMarin Pharmaceutical Incorporated †	88,224	6,371,537
Cepheid Incorporated †	144,700	5,649,088
Cubist Pharmaceuticals Incorporated †	114,700	7,289,185
Vertex Pharmaceuticals Incorporated †	57,300	4,344,486

		42,889,295

Health Care Equipment & Supplies: 2.50%
Boston Scientific Corporation †	785,300	9,219,422
Cooper Companies Incorporated	69,900	9,065,331

		18,284,753

Health Care Providers & Services: 2.41%
Cardinal Health Incorporated	128,500	6,701,275
Envision Healthcare Holdings †	221,125	5,755,884
Team Health Holdings Incorporated †	136,900	5,193,986

		17,651,145

Health Care Technology: 0.55%
Cerner Corporation †	76,800	4,035,840

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Enterprise Fund	11

Security name	Shares	Value

Pharmaceuticals: 1.77%
Actavis Incorporated †	90,200	$12,988,800

Industrials: 24.10%

Aerospace & Defense: 2.62%
B/E Aerospace Incorporated †	107,400	7,928,268
DigitalGlobe Incorporated †	357,380	11,300,356

		19,228,624

Airlines: 2.40%
Copa Holdings SA Class A	77,200	10,705,324
Delta Air Lines Incorporated	290,700	6,857,613

		17,562,937

Building Products: 2.44%
Fortune Brands Home & Security Incorporated	429,139	17,865,056

Commercial Services & Supplies: 2.44%
Clean Harbors Incorporated †	156,300	9,168,558
Stericycle Incorporated †	75,600	8,724,240

		17,892,798

Construction & Engineering: 1.03%
Quanta Services Incorporated †	275,300	7,573,503

Machinery: 4.32%
Chart Industries Incorporated †	65,200	8,022,208
Colfax Corporation †	121,781	6,879,409
Cummins Incorporated	49,421	6,566,568
Graco Incorporated	137,800	10,205,468

		31,673,653

Professional Services: 3.28%
Towers Watson & Company Class A	94,000	10,054,240
Verisk Analytics Incorporated Class A †	214,700	13,946,912

		24,001,152

Road & Rail: 3.18%
Hertz Global Holdings Incorporated †	414,700	9,189,752
Kansas City Southern Railway Company	129,300	14,140,248

		23,330,000

Trading Companies & Distributors: 2.39%
United Rentals Incorporated †	139,500	8,131,455
W.W. Grainger Incorporated	35,722	9,348,805

		17,480,260

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Information Technology: 21.56%

Communications Equipment: 1.17%
F5 Networks Incorporated †	99,800	$8,558,848

Computers & Peripherals: 1.32%
Stratasys Limited †	95,400	9,660,204

Electronic Equipment, Instruments & Components: 1.42%
FEI Company	95,200	8,358,560
IPG Photonics Corporation «	36,000	2,027,160

		10,385,720

Internet Software & Services: 3.81%
CoStar Group Incorporated †	46,000	7,723,400
LinkedIn Corporation Class A †	46,000	11,318,760
MercadoLibre Incorporated	65,865	8,885,847

		27,928,007

IT Services: 4.22%
Alliance Data Systems Corporation †	73,750	15,595,913
Vantiv Incorporated Class A †	550,381	15,377,645

		30,973,558

Semiconductors & Semiconductor Equipment: 1.41%
ARM Holdings plc	214,800	10,336,176

Software: 8.21%
ACI Worldwide Incorporated †	146,100	7,898,166
Adobe Systems Incorporated †	135,900	7,058,646
Aspen Technology Incorporated †	249,000	8,602,950
CommVault Systems Incorporated †	143,400	12,594,822
Guidewire Software Incorporated †	172,600	8,131,186
ServiceNow Incorporated †	193,655	10,060,377
Splunk Incorporated †	96,539	5,796,202

		60,142,349

Materials: 1.16%

Chemicals: 1.16%
W.R. Grace & Company †	96,900	8,469,060

Telecommunication Services: 1.90%

Wireless Telecommunication Services: 1.90%
SBA Communications Corporation Class A †	173,320	13,945,327

Total Common Stocks (Cost $558,269,357)		734,963,728

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Enterprise Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 0.77%

Investment Companies: 0.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	1,760,127	$1,760,127
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.12	3,910,725	3,910,725

Total Short-Term Investments (Cost $5,670,852)			5,670,852

Total investments in securities (Cost $563,940,209) *	101.08%	740,634,580
Other assets and liabilities, net	(1.08)	(7,898,529)

Total net assets	100.00%	$732,736,051

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $564,250,531 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$178,202,682
Gross unrealized depreciation	(1,818,633)

Net unrealized appreciation	$176,384,049

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Enterprise Fund	Statement of assets and liabilities—September 30, 2013

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$734,963,728
In affiliated securities, at value (see cost below)	5,670,852

Total investments, at value (see cost below)	740,634,580
Receivable for investments sold	2,720,312
Receivable for Fund shares sold	274,055
Receivable for dividends	124,771
Receivable for securities lending income	4,457
Prepaid expenses and other assets	128,353

Total assets	743,886,528

Liabilities
Payable for investments purchased	6,116,124
Payable for Fund shares redeemed	362,078
Payable upon receipt of securities loaned	3,910,725
Advisory fee payable	353,082
Distribution fees payable	6,834
Due to other related parties	180,911
Accrued expenses and other liabilities	220,723

Total liabilities	11,150,477

Total net assets	$732,736,051

NET ASSETS CONSIST OF
Paid-in capital	$524,244,759
Accumulated net investment loss	(31,112)
Accumulated net realized gains on investments	31,828,033
Net unrealized gains on investments	176,694,371

Total net assets	$732,736,051

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$427,860,407
Shares outstanding – Class A	8,637,017
Net asset value per share – Class A	$49.54
Maximum offering price per share – Class A2	$52.56
Net assets – Class B	$2,722,826
Shares outstanding – Class B	57,766
Net asset value per share – Class B	$47.14
Net assets – Class C	$8,483,376
Shares outstanding – Class C	179,946
Net asset value per share – Class C	$47.14
Net assets – Administrator Class	$10,045,731
Shares outstanding – Administrator Class	196,867
Net asset value per share – Administrator Class	$51.03
Net assets – Institutional Class	$81,021,265
Shares outstanding – Institutional Class	1,556,010
Net asset value per share – Institutional Class	$52.07
Net assets – Investor Class	$202,602,446
Shares outstanding – Investor Class	4,144,652
Net asset value per share – Investor Class	$48.88

Investments in unaffiliated securities (including securities on loan), at cost	$558,269,357

Investments in affiliated securities, at cost	$5,670,852

Total investments, at cost	$563,940,209

Securities on loan, at value	$2,028,600

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended September 30, 2013	Wells Fargo Advantage Enterprise Fund	15

Investment income
Dividends	$6,799,475
Securities lending income, net	1,000,272
Income from affiliated securities	4,952

Total investment income	7,804,699

Expenses
Advisory fee	4,506,115
Administration fees
Fund level	324,527
Class A	979,071
Class B	7,295
Class C	19,653
Administrator Class	7,362
Institutional Class	62,388
Investor Class	565,685
Shareholder servicing fees
Class A	941,415
Class B	7,014
Class C	18,897
Administrator Class	17,986
Investor Class	441,634
Distribution fees
Class B	21,043
Class C	56,691
Custody and accounting fees	44,841
Professional fees	35,898
Registration fees	83,516
Shareholder report expenses	73,128
Trustees’ fees and expenses	12,370
Other fees and expenses	19,455

Total expenses	8,245,984
Less: Fee waivers and/or expense reimbursements	(660,671)

Net expenses	7,585,313

Net investment income	219,386

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	79,776,259
Net change in unrealized gains (losses) on investments	100,132,214

Net realized and unrealized gains (losses) on investments	179,908,473

Net increase in net assets resulting from operations	$180,127,859

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Enterprise Fund	Statement of changes in net assets

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income (loss)		$219,386		$(3,072,836)
Net realized gains on investments		79,776,259		3,813,615
Net change in unrealized gains (losses) on investments		100,132,214		172,245,072

Net increase in net assets resulting from operations		180,127,859		172,985,851

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	149,004	6,471,674	103,108	3,682,224
Class B	335	14,052	1,395	51,826
Class C	18,231	745,453	21,025	727,096
Administrator Class	91,119	4,080,344	125,141	4,698,109
Institutional Class	164,971	7,509,243	415,653	15,951,961
Investor Class	241,679	10,267,120	213,550	7,579,509

		29,087,886		32,690,725

Payment for shares redeemed
Class A	(1,045,012)	(42,859,422)	(1,146,949)	(40,763,416)
Class B	(32,158)	(1,256,936)	(78,902)	(2,720,700)
Class C	(46,210)	(1,814,005)	(41,851)	(1,405,682)
Administrator Class	(68,527)	(2,895,843)	(712,955)	(26,037,670)
Institutional Class	(975,053)	(40,667,919)	(2,052,417)	(79,070,745)
Investor Class	(644,034)	(26,031,917)	(706,196)	(24,801,639)

		(115,526,042)		(174,799,852)

Net decrease in net assets resulting from capital share transactions		(86,438,156)		(142,109,127)

Total increase in net assets		93,689,703		30,876,724

Net assets
Beginning of period		639,046,348		608,169,624

End of period		$732,736,051		$639,046,348

Accumulated net investment loss		$(31,112)		$(2,387,926)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS A	2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$37.67	$29.10	$30.21	$24.24	$21.77	$37.95
Net investment income (loss)	0.01 [3]	(0.18)	(0.17)[3]	(0.22)[3]	(0.14)[3]	(0.25)[3]
Net realized and unrealized gains (losses) on investments	11.86	8.75	(0.94)	6.19	2.61	(15.93)

Total from investment operations	11.87	8.57	(1.11)	5.97	2.47	(16.18)
Net asset value, end of period	$49.54	$37.67	$29.10	$30.21	$24.24	$21.77
Total return[4]	31.55%	29.46%	(3.71)%	24.63%	11.35%	(42.63)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.29%	1.34%	1.38%	1.44%	1.45%
Net expenses	1.18%	1.18%	1.18%	1.34%	1.36%	1.40%
Net investment income (loss)	0.01%	(0.49)%	(0.51)%	(0.85)%	(0.64)%	(0.79)%
Supplemental data
Portfolio turnover rate	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$427,860	$359,068	$307,735	$878	$824	$851

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
CLASS B	2013	2012	2011[1]
Net asset value, beginning of period	$36.11	$28.10	$29.17
Net investment loss	(0.27)[2]	(0.42)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	11.30	8.43	(1.03)

Total from investment operations	11.03	8.01	(1.07)
Net asset value, end of period	$47.14	$36.11	$28.10
Total return[3]	30.55%	28.51%	(3.67)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.04%	2.09%
Net expenses	1.93%	1.93%	1.93%
Net investment loss	(0.68)%	(1.25)%	(1.26)%
Supplemental data
Portfolio turnover rate	91%	102%	104%
Net assets, end of period (000s omitted)	$2,723	$3,235	$4,695

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	19

(For a share outstanding throughout period)

	Year ended September 30				Year ended October 31
CLASS C	2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$36.11	$28.10	$29.39	$23.75	$21.49	$30.67
Net investment loss	(0.29)[3]	(0.42)[3]	(0.44)[3]	(0.39)[3]	(0.31)[3]	(0.27)[3]
Net realized and unrealized gains (losses) on investments	11.32	8.43	(0.85)	6.03	2.57	(8.91)

Total from investment operations	11.03	8.01	(1.29)	5.64	2.26	(9.18)
Net asset value, end of period	$47.14	$36.11	$28.10	$29.39	$23.75	$21.49
Total return[4]	30.55%	28.51%	(4.39)%	23.80%	10.52%	(29.96)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.04%	2.09%	2.13%	2.19%	2.18%
Net expenses	1.93%	1.93%	1.97%	2.09%	2.11%	2.15%
Net investment loss	(0.72)%	(1.24)%	(1.35)%	(1.60)%	(1.43)%	(1.58)%
Supplemental data
Portfolio turnover rate	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$8,483	$7,508	$6,428	$174	$268	$21

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period March 31, 2008 (commencement of class operations) to October 31, 2008.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
ADMINISTRATORS CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$38.77	$29.93	$31.03	$24.86	$22.27	$38.71
Net investment income (loss)	0.02 [2]	(0.16)[2]	(0.24)	(0.17)[2]	(0.09)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	12.24	9.00	(0.86)	6.34	2.68	(16.26)

Total from investment operations	12.26	8.84	(1.10)	6.17	2.59	(16.44)
Net asset value, end of period	$51.03	$38.77	$29.93	$31.03	$24.86	$22.27
Total return[3]	31.62%	29.54%	(3.54)%	24.87%	11.59%	(42.47)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.12%	1.17%	1.21%	1.26%	1.26%
Net expenses	1.11%	1.12%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.05%	(0.46)%	(0.62)%	(0.66)%	(0.44)%	(0.55)%
Supplemental data
Portfolio turnover rate	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$10,046	$6,757	$22,811	$16,760	$16,000	$14,677

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	21

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$39.46	$30.38	$31.42	$25.11	$22.44	$38.90
Net investment income (loss)	0.18 [2]	(0.06)[2]	(0.13)[2]	(0.11)[2]	(0.04)[2]	(0.10)[2]
Net realized and unrealized gains (losses) on investments	12.43	9.14	(0.91)	6.42	2.71	(16.36)

Total from investment operations	12.61	9.08	(1.04)	6.31	2.67	(16.46)
Net asset value, end of period	$52.07	$39.46	$30.38	$31.42	$25.11	$22.44
Total return[3]	31.96%	29.89%	(3.31)%	25.13%	11.90%	(42.31)%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.90%	0.94%	0.99%	0.98%
Net expenses	0.85%	0.85%	0.89%	0.90%	0.90%	0.90%
Net investment income (loss)	0.41%	(0.17)%	(0.37)%	(0.41)%	(0.18)%	(0.29)%
Supplemental data
Portfolio turnover rate	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$81,021	$93,367	$121,618	$106,931	$113,467	$104,121

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INVESTOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$37.19	$28.75	$29.87	$23.99	$21.56	$37.62
Net investment loss	(0.02)[2]	(0.19)[2]	(0.29)[2]	(0.24)[2]	(0.16)[2]	(0.29)[2]
Net realized and unrealized gains (losses) on investments	11.71	8.63	(0.83)	6.12	2.59	(15.77)

Total from investment operations	11.69	8.44	(1.12)	5.88	2.43	(16.06)
Net asset value, end of period	$48.88	$37.19	$28.75	$29.87	$23.99	$21.56
Total return[3]	31.43%	29.36%	(3.75)%	24.56%	11.22%	(42.69)%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.36%	1.40%	1.48%	1.54%	1.57%
Net expenses	1.24%	1.25%	1.36%	1.43%	1.46%	1.53%
Net investment loss	(0.05)%	(0.56)%	(0.84)%	(0.94)%	(0.74)%	(0.91)%
Supplemental data
Portfolio turnover rate	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$202,602	$169,111	$144,883	$134,528	$117,725	$112,689

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Enterprise Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

24	Wells Fargo Advantage Enterprise Fund	Notes to financial statements

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassifications is due to net operating losses. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Accumulated net investment loss	Accumulated net realized gains on investments
$2,137,428	$(2,137,428)

At September 30, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2016	2019	No expiration
		Short-term	Long-term
$21,080,033	$2,550,894	$2,372,472	$1,153,890

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements	Wells Fargo Advantage Enterprise Fund	25

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$734,963,728	$0	$0	$734,963,728

Short-term investments
Investment companies	1,760,127	3,910,725	0	5,670,852
	$736,723,855	$3,910,725	$0	$740,634,580

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

26	Wells Fargo Advantage Enterprise Fund	Notes to financial statements

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares, 1.10% for Administrator Class shares, 0.85% for Institutional Class shares, and 1.24% for Investor Class shares. Prior to February 1, 2013, the Fund’s expenses were capped at 1.15% for Administrator Class shares and 1.25% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $5,020 from the sale of Class A shares and $974 and $653 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $586,804,720 and $655,332,299, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $1,067 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements	Wells Fargo Advantage Enterprise Fund	27

7. DISTRIBUTIONS TO SHAREHOLDERS

For the years ended September 30, 2013 and September 30, 2012, the Fund did not have any distributions paid to shareholders.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
$7,031,348	$52,264,296	$176,384,049	$(27,157,289)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

28	Wells Fargo Advantage Enterprise Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Enterprise Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, the period from November 1, 2009 through September 30, 2010, and each of the years or periods in the two-year period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Enterprise Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Enterprise Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219796 11-13 A231/AR231 09-13

Wells Fargo Advantage Opportunity FundSM

Annual Report

September 30, 2013

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The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

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Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Opportunity Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the 12-month reporting period.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. The FOMC continued its policy of monetary easing into 2013. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Opportunity Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors such as industrials and consumer discretionary outperformed. Signs of an improvement in the housing market also aided the returns of financials stocks. Dividend-paying stocks led the market earlier in 2013 as investors sought yield in a historically low-yielding environment, but rising interest rates later in the period dampened their relative performance. Judging by various Russell indexes, mid-cap stocks outperformed small-cap stocks, but there was no discernible pattern between value and growth stocks. While small-cap value stocks outperformed their growth counterparts, mid-cap growth stocks outperformed value.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Thomas D. Wooden, CFA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	16.21	8.58	7.70	23.31	9.88	8.34	1.26	1.23
Class B (SOPBX)*	8-26-2011	17.39	8.78	7.89	22.39	9.07	7.89	2.01	1.98
Class C (WFOPX)	3-31-2008	21.41	9.07	7.58	22.41	9.07	7.58	2.01	1.98
Administrator Class (WOFDX)	8-30-2002	–	–	–	23.59	10.15	8.62	1.10	1.01
Institutional Class (WOFNX)	7-30-2010	–	–	–	23.91	10.30	8.69	0.83	0.76
Investor Class (SOPFX)	12-31-1985	–	–	–	23.24	9.82	8.32	1.32	1.29
Russell Midcap® Index[4,6]	–	–	–	–	27.91	12.97	10.78	–	–
Russell 3000® Index[5,6]	–	–	–	–	21.60	10.58	8.11	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Opportunity Fund	5

Growth of $10,000 investment[7] as of September 30, 2013

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class B, 1.97% for Class C, 1.00% for Administrator Class, 0.75% for Institutional Class, and 1.28% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	Effective January 1, 2013, the Fund changed its benchmark from the Russell MidCap Index to the Russell 3000 Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.

7.	The chart compares the performance of Class A shares for the most recent ten years with the Russell Midcap Index and Russell 3000 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

8.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Opportunity Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund modestly outperformed its benchmark, Russell 3000 Index but underperformed Russell Midcap Index, for the 12-month period that ended September 30, 2013.

■	Stock selection added value in a variety of sectors, including industrials, health care, and consumer staples.

■	Underperformance in the energy and materials sectors detracted from relative returns.

The U.S. Federal Reserve (Fed) continued its highly accommodative monetary policies throughout the 12-month period. With the Fed keeping yields low by buying $85 billion of bonds per month, investors seemed to turn away from low-yielding assets in search of higher potential returns in the equity markets. This investor move and improving fundamentals pushed stocks impressively higher across all market capitalizations. In this environment, we continued to look for well-positioned businesses with strong management teams and favorable trends that trade at attractive discounts to our estimated private market prices (PMPs), with the PMP representing the price we believe a private equity investor would pay for the entire company.

Ten largest equity holdings[8] (%) as of September 30, 2013
Agilent Technologies Incorporated	1.92
NetApp Incorporated	1.72
Praxair Incorporated	1.70
American Tower Corporation	1.60
Global Payments Incorporated	1.55
Shire plc ADR	1.54
Babcock & Wilcox Company	1.53
Check Point Software Technologies Limited	1.53
Citrix Systems Incorporated	1.52
National Oilwell Varco Incorporated	1.52

Stock selection drove the Fund’s results during the period.

Stock selection in a variety of sectors was the dominant driver of the Fund’s performance. In the health care sector, for example, key holdings such as Covance Incorporated (up 85%), and Thermo Fisher Scientific Incorporated (up 57%) helped the Fund outperform the benchmark’s health care holdings. Consumer-oriented stocks rebounded nicely during the 12-month period. One example is Whirlpool Corporation, which gained 80% as economic data revealed that a housing recovery was underway. Another strong performer was grocer The Kroger Company, which gained 74%.

Industrials holdings aided the Fund’s results, as signs of an ongoing U.S. recovery helped stocks that are sensitive to a pickup in economic activity. Some examples include car and equipment rental company Hertz Global Holdings Incorporated (up 61%), and transportation logistics company J.B. Hunt Transport Services Incorporated (up 41%). Somewhat spectacularly, our position in Delta Air Lines Incorporated increased 158% as the company benefited from greater operating efficiency and an industrywide reduction in flights that helped support higher average airfares.

Sector distribution[9] as of September 30, 2013

Stock selection in the energy sector detracted from results because some of our energy holdings are working through business model transitions that caused their stocks to underperform. McDermott International Incorporated was the largest individual detractor, declining more than 39% over the 12-month period. We continued to hold the stock because we believed that McDermott International was trading well below its tangible book value.

The Fund ended the period with an overweight in the consumer discretionary and materials sectors and an underweight in the utilities, consumer staples, financials, and telecommunication services sectors.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Opportunity Fund	7

Our methodology includes buying stocks that are selling at a discount to their estimated PMPs and selling stocks that approach their PMPs.

Our discipline allows us to be keenly aware of both price and business value on a company-by-company basis. Our proprietary database of company acquisitions across industries, sectors, and time frames gives us a steady foundation for assessing the private worth of companies versus the public stock prices for those same companies. Our task is to exploit those discrepancies for the benefit of the Fund’s shareholders by purchasing stocks when we believe they are selling at a discount to their PMPs.

Improving sentiment helped broadly lift stock prices and multiples over the past year. We think the market will move into a more discerning phase going forward, where companies with attractive stock prices relative to their PMPs will come to the forefront, allowing us to add value with our unique bottom-up research.

8	Wells Fargo Advantage Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,075.12	$6.35	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.17	1.22%
Class B
Actual	$1,000.00	$1,071.22	$10.23	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.19	$9.95	1.97%
Class C
Actual	$1,000.00	$1,071.46	$10.23	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.19	$9.95	1.97%
Administrator Class
Actual	$1,000.00	$1,076.34	$5.21	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Institutional Class
Actual	$1,000.00	$1,077.64	$3.91	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Investor Class
Actual	$1,000.00	$1,075.19	$6.66	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Opportunity Fund	9

Security name	Shares	Value

Common Stocks: 90.89%

Consumer Discretionary: 19.21%

Auto Components: 1.28%
Johnson Controls Incorporated	567,099	$23,534,609

Diversified Consumer Services: 0.76%
K12 Incorporated †	449,239	13,872,500

Hotels, Restaurants & Leisure: 1.13%
Carnival Corporation	633,993	20,693,532

Household Durables: 2.69%
Harman International Industries Incorporated	413,107	27,360,077
Whirlpool Corporation	149,801	21,936,858

		49,296,935

Media: 4.47%
Cablevision Systems Corporation New York Group Class A	469,142	7,900,351
Comcast Corporation Class A	394,801	17,122,519
Discovery Communications Incorporated †	231,280	18,067,594
Liberty Global plc Class A †	243,264	19,302,998
Omnicom Group Incorporated	310,515	19,699,072

		82,092,534

Multiline Retail: 4.70%
Dollar General Corporation †	305,887	17,270,380
Kohl’s Corporation	440,450	22,793,288
Macy’s Incorporated	507,882	21,976,054
Nordstrom Incorporated	431,488	24,249,626

		86,289,348

Specialty Retail: 3.63%
CarMax Incorporated †	421,656	20,437,666
Dick’s Sporting Goods Incorporated	493,264	26,330,432
Express Incorporated †	843,830	19,905,950

		66,674,048

Textiles, Apparel & Luxury Goods: 0.55%
Coach Incorporated	186,922	10,192,857

Consumer Staples: 4.26%

Food & Staples Retailing: 1.14%
The Kroger Company	517,442	20,873,610

Food Products: 2.24%
General Mills Incorporated	409,155	19,606,708
Mead Johnson Nutrition Company	290,555	21,576,614

		41,183,322

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Household Products: 0.88%
Church & Dwight Company Incorporated	268,582	$16,128,349

Energy: 8.62%

Energy Equipment & Services: 4.79%
McDermott International Incorporated †	2,711,243	20,144,535
National Oilwell Varco Incorporated	356,344	27,834,030
Superior Energy Services Incorporated †	828,447	20,744,313
Weatherford International Limited †	1,256,667	19,264,705

		87,987,583

Oil, Gas & Consumable Fuels: 3.83%
Denbury Resources Incorporated †	1,466,663	27,001,266
Newfield Exploration Company †	848,052	23,211,183
Range Resources Corporation	263,405	19,989,805

		70,202,254

Financials: 12.62%

Capital Markets: 2.51%
Invesco Limited	698,249	22,274,143
TD Ameritrade Holding Corporation	908,097	23,773,979

		46,048,122

Commercial Banks: 3.53%
Branch Banking & Trust Corporation	416,325	14,050,969
Fifth Third Bancorp	1,301,682	23,482,343
PNC Financial Services Group Incorporated	376,741	27,294,885

		64,828,197

Diversified Financial Services: 1.19%
Intercontinental Exchange Incorporated †	119,986	21,767,860

Insurance: 3.79%
ACE Limited	296,818	27,770,292
American International Group Incorporated	478,526	23,270,719
RenaissanceRe Holdings Limited	205,587	18,611,791

		69,652,802

REITs: 1.60%
American Tower Corporation	395,225	29,298,029

Health Care: 11.18%

Health Care Equipment & Supplies: 3.51%
C.R. Bard Incorporated	195,666	22,540,723
Covidien plc	330,824	20,160,415
Zimmer Holdings Incorporated	264,129	21,695,556

		64,396,694

Health Care Providers & Services: 0.65%
Patterson Companies Incorporated	298,046	11,981,449

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Opportunity Fund	11

Security name	Shares	Value

Life Sciences Tools & Services: 5.48%
Agilent Technologies Incorporated	686,035	$35,159,294
Covance Incorporated †	268,364	23,202,751
Thermo Fisher Scientific Incorporated	245,063	22,582,555
Waters Corporation †	185,841	19,738,173

		100,682,773

Pharmaceuticals: 1.54%
Shire plc ADR	235,163	28,193,692

Industrials: 11.02%

Aerospace & Defense: 1.46%
B/E Aerospace Incorporated †	363,071	26,801,901

Airlines: 1.50%
Delta Air Lines Incorporated	656,418	15,484,901
United Continental Holdings Incorporated †	395,321	12,140,308

		27,625,209

Commercial Services & Supplies: 1.44%
Republic Services Incorporated	793,293	26,464,254

Electrical Equipment: 3.13%
AMETEK Incorporated	301,629	13,880,967
Babcock & Wilcox Company	834,521	28,140,048
Regal-Beloit Corporation	226,209	15,366,377

		57,387,392

Machinery: 0.97%
Joy Global Incorporated	349,561	17,841,593

Road & Rail: 2.52%
Canadian Pacific Railway Limited	74,139	9,141,339
Hertz Global Holdings Incorporated †	790,977	17,528,050
J.B. Hunt Transport Services Incorporated	268,061	19,549,689

		46,219,078

Information Technology: 18.83%

Communications Equipment: 1.25%
Riverbed Technology Incorporated †	1,568,891	22,890,120

Computers & Peripherals: 1.72%
NetApp Incorporated	741,832	31,616,880

Electronic Equipment, Instruments & Components: 1.21%
EIFAmphenol Corporation Class A	286,602	22,177,263

IT Services: 4.01%
Alliance Data Systems Corporation «†	96,968	20,505,823
Global Payments Incorporated	558,255	28,515,665
Teradata Corporation †	443,734	24,600,613

		73,622,101

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—September 30, 2013

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.10%
Altera Corporation		645,602	$23,990,570
ARM Holdings plc		1,073,560	17,136,555
Avago Technologies Limited		625,884	26,988,118
ON Semiconductor Corporation †		3,480,541	25,407,949

			93,523,192

Software: 5.54%
Autodesk Incorporated †		475,934	19,594,203
Check Point Software Technologies Limited †		497,025	28,111,734
Citrix Systems Incorporated †		394,319	27,842,865
Red Hat Incorporated †		568,073	26,210,888

			101,759,690

Materials: 5.15%

Chemicals: 1.70%
Praxair Incorporated		259,932	31,246,426

Containers & Packaging: 3.45%
Bemis Company Incorporated		469,145	18,301,346
Crown Holdings Incorporated †		509,545	21,543,563
Owens-Illinois Incorporated †		781,873	23,471,830

			63,316,739

Total Common Stocks (Cost $1,127,433,254)			1,668,362,937

	Yield
Short-Term Investments: 8.39%

Investment Companies: 8.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	139,970,935	139,970,935
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.12	14,017,250	14,017,250

Total Short-Term Investments (Cost $153,988,185)			153,988,185

Total investments in securities
(Cost $1,281,421,439) *	99.28%	1,822,351,122
Other assets and liabilities, net	0.72	13,176,778

Total net assets	100.00%	$1,835,527,900

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,294,946,097 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$556,745,588
Gross unrealized depreciation	(29,340,563)

Net unrealized appreciation	$527,405,025

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Opportunity Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,668,362,937
In affiliated securities, at value (see cost below)	153,988,185

Total investments, at value (see cost below)	1,822,351,122
Receivable for investments sold	32,011,085
Receivable for Fund shares sold	561,734
Receivable for dividends	1,521,161
Receivable for securities lending income	5,772
Prepaid expenses and other assets	43,957

Total assets	1,856,494,831

Liabilities
Payable for investments purchased	1,866,064
Payable for Fund shares redeemed	2,942,974
Payable upon receipt of securities loaned	14,017,250
Advisory fee payable	940,434
Distribution fees payable	32,513
Due to other related parties	489,751
Accrued expenses and other liabilities	677,945

Total liabilities	20,966,931

Total net assets	$1,835,527,900

NET ASSETS CONSIST OF
Paid-in capital	$1,192,753,893
Accumulated net investment loss	(1,422,787)
Accumulated net realized gains on investments	103,265,890
Net unrealized gains on investments	540,930,904

Total net assets	$1,835,527,900

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$431,200,677
Shares outstanding – Class A	9,326,679
Net asset value per share – Class A	$46.23
Maximum offering price per share – Class A2	$49.05
Net assets – Class B	$9,020,312
Shares outstanding – Class B	199,247
Net asset value per share – Class B	$45.27
Net assets – Class C	$43,209,279
Shares outstanding – Class C	954,379
Net asset value per share – Class C	$45.27
Net assets – Administrator Class	$247,229,756
Shares outstanding – Administrator Class	5,097,358
Net asset value per share – Administrator Class	$48.50
Net assets – Institutional Class	$14,030,126
Shares outstanding – Institutional Class	287,165
Net asset value per share – Institutional Class	$48.86
Net assets – Investor Class	$1,090,837,750
Shares outstanding – Investor Class	23,118,048
Net asset value per share – Investor Class	$47.19

Investments in unaffiliated securities (including securities on loan), at cost	$1,127,433,254

Investments in affiliated securities, at cost	$153,988,185

Total investments, at cost	$1,281,421,439

Securities on loan, at value	$338,352

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Opportunity Fund	Statement of operations—year ended September 30, 2013

Investment income
Dividends*	$20,268,233
Securities lending income, net	249,018
Income from affiliated securities	125,804
Interest	13,126

Total investment income	20,656,181

Expenses
Advisory fee	12,077,423
Administration fees
Fund level	900,186
Class A	1,085,544
Class B	26,682
Class C	111,807
Administrator Class	266,882
Institutional Class	10,589
Investor Class	3,358,312
Shareholder servicing fees
Class A	1,043,792
Class B	25,656
Class C	107,506
Administrator Class	663,483
Investor Class	2,616,326
Distribution fees
Class B	76,969
Class C	322,519
Custody and accounting fees	99,561
Professional fees	39,701
Registration fees	68,689
Shareholder report expenses	326,675
Trustees’ fees and expenses	12,779
Other fees and expenses	41,879

Total expenses	23,282,960
Less: Fee waivers and/or expense reimbursements	(761,032)

Net expenses	22,521,928

Net investment loss	(1,865,747)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	139,619,473
Net change in unrealized gains (losses) on investments	235,180,602

Net realized and unrealized gains (losses) on investments	374,800,075

Net increase in net assets resulting from operations	$372,934,328

* Net of foreign dividend withholding taxes in the amount of	$60,926

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Opportunity Fund	15

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment loss		$(1,865,747)		$(1,662,265)
Net realized gains on investments		139,619,473		62,436,960
Net change in unrealized gains (losses) on investments		235,180,602		309,645,082

Net increase in net assets resulting from operations		372,934,328		370,419,777

Distributions to shareholders from
Net realized gains
Class A		(15,147,786)		0
Class B		(421,069)		0
Class C		(1,614,183)		0
Administrator Class		(9,579,443)		0
Institutional Class		(391,050)		0
Investor Class		(37,346,841)		0

Total distributions to shareholders		(64,500,372)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	235,315	9,687,192	304,088	11,316,200
Class B	104	4,380	1,570	57,310
Class C	22,875	945,978	20,699	765,049
Administrator Class	497,680	21,794,009	862,958	33,371,244
Institutional Class	206,493	9,173,483	254,676	9,875,351
Investor Class	597,045	25,598,485	604,007	22,931,799

		67,203,527		78,316,953

Reinvestment of distributions
Class A	384,883	14,610,008	0	0
Class B	11,044	412,946	0	0
Class C	39,312	1,469,891	0	0
Administrator Class	226,421	8,997,967	0	0
Institutional Class	9,786	391,050	0	0
Investor Class	933,138	36,155,454	0	0

		62,037,316		0

Payment for shares redeemed
Class A	(1,548,105)	(64,953,639)	(2,336,898)	(87,370,675)
Class B	(116,982)	(4,816,605)	(202,764)	(7,476,726)
Class C	(217,628)	(8,965,668)	(324,111)	(11,975,610)
Administrator Class	(5,334,566)	(223,466,216)	(1,950,218)	(76,304,448)
Institutional Class	(193,044)	(8,727,131)	(409,247)	(16,287,565)
Investor Class	(3,698,713)	(157,919,895)	(4,046,377)	(154,230,348)

		(468,849,154)		(353,645,372)

Net decrease in net assets resulting from capital share transactions		(339,608,311)		(275,328,419)

Total increase (decrease) in net assets		(31,174,355)		95,091,358

Net assets
Beginning of period		1,866,702,255		1,771,610,897

End of period		$1,835,527,900		$1,866,702,255

Accumulated net investment loss		$(1,422,787)		$(1,562,162)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS A	2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$38.99	$32.08	$34.08	$28.81	$23.24	$45.42
Net investment income (loss)	(0.04)	(0.03)	0.06 [3]	(0.03)[3]	0.07 [3]	0.08 [3]
Net realized and unrealized gains (losses) on investments	8.80	6.94	(2.06)	5.37	5.50	(15.15)

Total from investment operations	8.76	6.91	(2.00)	5.34	5.57	(15.07)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.07)	0.00	(0.47)
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	(6.47)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.17)

Total distributions to shareholders	(1.52)	0.00	0.00	(0.07)	0.00	(7.11)
Net asset value, end of period	$46.23	$38.99	$32.08	$34.08	$28.81	$23.24
Total return[4]	23.31%	21.54%	(5.87)%	18.55%	23.97%	(38.55)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.25%	1.27%	1.31%	1.35%	1.34%
Net expenses	1.23%	1.25%	1.25%	1.29%	1.29%	1.29%
Net investment income (loss)	(0.08)%	(0.08)%	0.15%	(0.11)%	0.28%	0.22%
Supplemental data
Portfolio turnover rate	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$431,201	$399,828	$394,194	$22,437	$21,108	$20,695

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	17

(For a share outstanding throughout each period)

	Year ended September 30
CLASS B	2013	2012	2011[1]
Net asset value, beginning of period	$38.49	$31.91	$33.61
Net investment loss	(0.35)[2]	(0.31)[2]	(0.01)
Net realized and unrealized gains (losses) on investments	8.65	6.89	(1.69)

Total from investment operations	8.30	6.58	(1.70)
Distributions to shareholders from
Net realized gains	(1.52)	0.00	0.00
Net asset value, end of period	$45.27	$38.49	$31.91
Total return[3]	22.39%	20.62%	(5.06)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.00%	2.02%
Net expenses	1.98%	2.00%	2.00%
Net investment loss	(0.83)%	(0.83)%	(0.45)%
Supplemental data
Portfolio turnover rate	26%	41%	31%
Net assets, end of period (000s omitted)	$9,020	$11,743	$16,154

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS C	2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$38.49	$31.91	$34.15	$29.12	$23.66	$33.56
Net investment loss	(0.35)[3]	(0.31)[3]	(0.18)[3]	(0.25)[3]	(0.17)[3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	8.65	6.89	(2.06)	5.41	5.63	(9.84)

Total from investment operations	8.30	6.58	(2.24)	5.16	5.46	(9.90)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.13)	0.00	0.00
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.52)	0.00	0.00	(0.13)	0.00	0.00
Net asset value, end of period	$45.27	$38.49	$31.91	$34.15	$29.12	$23.66
Total return[4]	22.41%	20.62%	(6.56)%	17.76%	23.08%	(29.50)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.00%	2.02%	2.07%	2.08%	2.10%
Net expenses	1.98%	2.00%	2.00%	2.04%	2.04%	2.04%
Net investment loss	(0.83)%	(0.83)%	(0.50)%	(0.87)%	(0.63)%	(0.33)%
Supplemental data
Portfolio turnover rate	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$43,209	$42,720	$45,096	$277	$150	$7

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	19

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$40.74	$33.44	$35.44	$29.95	$24.10	$46.86
Net investment income	0.06 [2]	0.09	0.07 [2]	0.04 [2]	0.13 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	9.22	7.21	(2.07)	5.59	5.72	(15.69)

Total from investment operations	9.28	7.30	(2.00)	5.63	5.85	(15.52)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.14)	0.00	(0.60)
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	(6.47)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.17)

Total distributions to shareholders	(1.52)	0.00	0.00	(0.14)	0.00	(7.24)
Net asset value, end of period	$48.50	$40.74	$33.44	$35.44	$29.95	$24.10
Total return[3]	23.59%	21.83%	(5.64)%	18.84%	24.27%	(38.41)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.09%	1.14%	1.17%	1.17%
Net expenses	1.00%	1.00%	1.03%	1.04%	1.04%	1.04%
Net investment income	0.13%	0.17%	0.17%	0.13%	0.51%	0.49%
Supplemental data
Portfolio turnover rate	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$247,230	$395,493	$360,968	$190,054	$124,175	$97,243

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30
INSTITUTIONAL CLASS	2013	2012	2011	2010[1]
Net asset value, beginning of period	$40.93	$33.52	$35.45	$33.36
Net investment income	0.17	0.21	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	9.28	7.20	(2.17)	2.07

Total from investment operations	9.45	7.41	(1.93)	2.09
Distributions to shareholders from
Net realized gains	(1.52)	0.00	0.00	0.00
Net asset value, end of period	$48.86	$40.93	$33.52	$35.45
Total return[3]	23.91%	22.11%	(5.44)%	6.26%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.83%	0.81%
Net expenses	0.75%	0.75%	0.78%	0.81%
Net investment income	0.41%	0.39%	0.61%	0.36%
Supplemental data
Portfolio turnover rate	26%	41%	31%	42%
Net assets, end of period (000s omitted)	$14,030	$10,804	$14,027	$11

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	21

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INVESTOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$39.79	$32.76	$34.82	$29.44	$23.76	$46.28
Net investment income (loss)	(0.08)	(0.07)	(0.07)	(0.05)[2]	0.05 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	9.00	7.10	(1.99)	5.49	5.63	(15.48)

Total from investment operations	8.92	7.03	(2.06)	5.44	5.68	(15.42)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	0.00	(0.46)
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	(6.47)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.17)

Total distributions to shareholders	(1.52)	0.00	0.00	(0.06)	0.00	(7.10)
Net asset value, end of period	$47.19	$39.79	$32.76	$34.82	$29.44	$23.76
Total return[3]	23.24%	21.46%	(5.92)%	18.48%	23.91%	(38.60)%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.32%	1.41%	1.46%	1.49%
Net expenses	1.29%	1.32%	1.32%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.14)%	(0.15)%	(0.15)%	(0.17)%	0.21%	0.17%
Supplemental data
Portfolio turnover rate	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$1,090,838	$1,006,114	$941,172	$1,115,250	$1,030,766	$895,916

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Opportunity Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements	Wells Fargo Advantage Opportunity Fund	23

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

24	Wells Fargo Advantage Opportunity Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to net operating losses. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Accumulated net investment loss	Accumulated net realized gains on investments
$2,005,122	$(2,005,122)

As of September 30, 2013, the Fund had a qualified late-year ordinary loss of $1,279,806 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Opportunity Fund	25

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$1,668,362,937	$0	$0	$1,668,362,937

Short-term investments
Investment companies	139,970,935	14,017,250	0	153,988,185
	$1,808,333,872	$14,017,250	$0	$1,822,351,122

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class B shares, 1.97% for Class C shares, 1.00% for Administrator Class shares, 0.75% for Institutional Class shares, and 1.28% for Investor Class shares. Prior to February 1, 2013, the Fund’s expenses were capped at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, and 1.32% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

26	Wells Fargo Advantage Opportunity Fund	Notes to financial statements

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $6,691 from the sale of Class A shares and $2,535 and $506 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $445,414,899 and $888,554,292, respectively.

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Administrator Class on October 26, 2012 with a value of $119,822,271, representing 6.55% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the year ended September 30, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $3,049 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended September 30, 2013 was $64,500,372 of long-term capital gain. For the year ended September 30, 2012, the Fund did not pay any distributions to shareholders.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$117,124,071	$527,072,723	$(1,279,806)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Wells Fargo Advantage Opportunity Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Opportunity Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, each of the periods within the period from November 1, 2009 through September 30, 2010, and each of the years or periods in the two-year period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Opportunity Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

28	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $64,500,372 was designated as long-term capital gain distributions for the fiscal year ended September 30, 2013.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Opportunity Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219797 11-13 A232/AR232 09-13

Wells Fargo Advantage

Special Mid Cap Value Fund

Annual Report

September 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Special Mid Cap Value Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the 12-month reporting period.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. The FOMC continued its policy of monetary easing into 2013. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. Economically sensitive sectors such as industrials and consumer discretionary outperformed. Signs of an improvement in the housing market also aided the returns of financials stocks. Dividend-paying stocks led the market earlier in 2013 as investors sought yield in a historically low-yielding environment, but rising interest rates later in the period dampened their relative performance. Judging by various Russell indexes, mid-cap stocks outperformed small-cap stocks, but there was no discernible pattern between value and growth stocks. While small-cap value stocks outperformed their growth counterparts, mid-cap growth stocks outperformed value.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA, CPA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	26.53	11.51	9.85	34.23	12.83	10.50	1.31	1.26
Class C (WFPCX)	7-31-2007	32.23	11.99	9.72	33.23	11.99	9.72	2.06	2.01
Class R6 (WFPRX)	6-28-2013	–	–	–	34.86	13.28	10.87	0.83	0.83
Administrator Class (WFMDX)	4-8-2005	–	–	–	34.41	12.97	10.62	1.15	1.15
Institutional Class (WFMIX)	4-8-2005	–	–	–	34.90	13.29	10.87	0.88	0.88
Investor Class (SMCDX)	12-31-1998	–	–	–	34.14	12.76	10.45	1.37	1.32
Russell Midcap® Value Index[4]	–	–	–	–	27.77	11.86	10.91	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	5

Growth of $10,000 investment[5] as of September 30, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014 (January 31, 2015 for Class R6), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class C, 0.82% for Class R6, 1.14% for Administrator Class, 0.87% for Institutional Class, and 1.31% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

5.	The chart compares the performance of Class A shares for the most recent ten years with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Mid Cap Value Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Russell Midcap Value Index, for the 12-month period that ended September 30, 2013.

■	The Fund’s outperformance was broadly based across most sectors. Stock selection and sector allocation in the financials and industrials sectors led performance. Disappointing stock selection in consumer staples was partially offset by our overweight in the strong-performing sector.

■	Our investment process is based on evaluating companies according to their relative risk and return profiles, a process that we believe has proven itself over time.

Against the backdrop of a strong stock market, we made few changes to the Fund’s sector allocations.

Ongoing quantitative easing by the U.S. Federal Reserve (Fed) and mildly stronger economic data in the U.S. helped to fuel a global stock market rally. Signs of stabilization in Europe and a change of leadership in Japan also seemed to aid an increase in investors’ risk appetite. After the resolution of the fiscal cliff at the end of 2012, stock market corrections were relatively shallow as investors reallocated back into stocks.

Ten largest equity holdings[6] (%) as of September 30, 2013
Cigna Corporation	2.86
Macquarie Infrastructure Company LLC	2.86
Crown Holdings Incorporated	2.69
Lear Corporation	2.63
Molson Coors Brewing Company	2.59
Republic Services Incorporated	2.54
Ameren Corporation	2.47
Raytheon Company	2.46
C.R. Bard Incorporated	2.43
URS Corporation	2.33

The portfolio’s sector allocations changed little during the period. We remained overweight in the industrials and information technology (IT) sectors relative to the index. While we reduced the extent of our industrials overweight, we added to positions in IT. We also increased our overweight in health care. We remained heavily underweight in utilities because our bottom-up stock analysis led us to conclude they were overvalued and thus offered low potential returns relative to expected risk. In the financials sector, we reduced our overweight in the insurance industry, moving to a neutral position relative to the index, while remaining underweight in banks and real estate investment trusts.

The financials and industrials sectors aided relative performance, but consumer staples detracted.

Our underweight in the financials sector and overweight in the industrials sector aided relative performance, as did our stock selection in those sectors. Financials outperformance was led by CapitalSource Incorporated, which rallied on healthy loan growth from its unique middle-market lending platform as well as on an agreement to merge with PacWest Bancorp. We continue to hold CapitalSource as we believe the merger will be advantageous to the combined company. In industrials, we were able to take advantage of the market’s short-term focus to buy Raytheon Company and Towers Watson & Company at attractive prices. With Raytheon, we recognized that the market was pricing in a more significant sequestration effect on its revenue stream than was warranted. Towers Watson & Company, a human capital consulting firm, benefited from an increasingly positive outlook for the company’s private health care exchange business. During the fiscal year, the business announced several large-scale client wins, and it became clear that Towers Watson & Company has notable opportunities for long-term growth.

The consumer staples sector was the largest detractor from performance during the period because of poor stock selection. In particular, Sysco Corporation, the largest North American food distribution company, underperformed due to weaker-than-expected earnings growth and the company’s acknowledgment that its business transformation plan was lagging internal expectations. During the 12-month period, growth rates stalled in Sysco’s restaurant-driven end markets, and gross margins contracted more than expected due to accelerating protein price inflation. These cyclical headwinds were compounded by delays and additional costs related to the implementation of a companywide transformation plan aimed at generating operating efficiencies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	7

Sector distribution[7] as of September 30, 2013

We will continue to do what we always strive to do—protect our investors from risk that they are not properly compensated for taking.

Markets became increasingly complacent during the latter half of the fiscal year. We ascribe to the theory that stability in markets encourages risk-seeking behavior by investors, which subsequently leads to instability. Although difficult to predict precise timing, we would not be surprised to see increased volatility in the period ahead. While we see promising signs of economic recovery, we would not be surprised to see elevated volatility in the 12-month period to come. Unfortunately, the catalyst that sparks volatility is difficult to predict until it is in the rearview mirror. We believe it is imprudent to allocate investor capital based on speculation around the potential resolution to macroeconomic concerns such as the debate over the federal debt in Washington, D.C., or the eventual ending of the Fed’s bond-buying program. Instead, we analyze each potential investment on the merits of that company’s competitive advantages, the fundamentals of its business model, and the underlying value of its business compared with its market value.

We believe we will continue to allow our well-defined, repeatable process to guide us through any volatility, with the expectation that it should result in superior risk-adjusted returns over a full investment cycle.

Please see footnotes on page 5.

8	Wells Fargo Advantage Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,099.20	$6.58	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C
Actual	$1,000.00	$1,094.63	$10.50	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Class R6
Actual	$1,000.00	$1,100.82	$4.27	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.10	0.81%
Administrator Class
Actual	$1,000.00	$1,099.53	$5.89	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%
Institutional Class
Actual	$1,000.00	$1,101.17	$4.53	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
Investor Class
Actual	$1,000.00	$1,098.39	$6.89	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Special Mid Cap Value Fund	9

Security name	Shares	Value

Common Stocks: 94.72%

Consumer Discretionary: 8.98%

Auto Components: 2.63%
Lear Corporation	294,100	$21,048,737

Diversified Consumer Services: 1.03%
Apollo Group Incorporated Class A †	394,700	8,213,707

Hotels, Restaurants & Leisure: 1.05%
Darden Restaurants Incorporated	182,100	8,429,409

Leisure Equipment & Products: 1.31%
Hasbro Incorporated	222,900	10,507,506

Specialty Retail: 2.96%
Advance Auto Parts Incorporated	68,700	5,680,116
Ascena Retail Group Incorporated †	398,700	7,946,091
Guess? Incorporated	338,500	10,104,225

		23,730,432

Consumer Staples: 4.90%

Beverages: 2.59%
Molson Coors Brewing Company	413,600	20,733,768

Food & Staples Retailing: 0.33%
Sysco Corporation	82,592	2,628,903

Food Products: 1.98%
TreeHouse Foods Incorporated †	237,600	15,878,808

Energy: 7.87%

Energy Equipment & Services: 4.49%
Ensco plc Class A	249,226	13,395,898
McDermott International Incorporated †	1,452,700	10,793,561
Patterson-UTI Energy Incorporated	548,100	11,718,378

		35,907,837

Oil, Gas & Consumable Fuels: 3.38%
Cimarex Energy Company	115,110	11,096,604
Comstock Resources Incorporated	285,319	4,539,425
Southwestern Energy Company †	205,500	7,476,090
Stone Energy Corporation †	122,800	3,982,404

		27,094,523

Financials: 13.79%

Capital Markets: 2.32%
Northern Trust Corporation	341,300	18,563,307

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Commercial Banks: 2.02%
CapitalSource Incorporated	1,257,693	$14,941,393
Hancock Holding Company	38,800	1,217,544

		16,158,937

Insurance: 8.08%
Allstate Corporation	328,500	16,605,675
Arch Capital Group Limited †	325,000	17,592,250
Brown & Brown Incorporated	564,800	18,130,080
Validus Holdings Limited	333,969	12,350,174

		64,678,179

REITs: 1.37%
Rayonier Incorporated	197,900	11,013,135

Health Care: 14.70%

Health Care Equipment & Supplies: 4.94%
C.R. Bard Incorporated	168,600	19,422,720
CareFusion Corporation †	332,300	12,261,870
St. Jude Medical Incorporated	146,700	7,868,988

		39,553,578

Health Care Providers & Services: 6.69%
Cigna Corporation	298,275	22,925,417
Omnicare Incorporated	306,355	17,002,703
Patterson Companies Incorporated	338,900	13,623,780

		53,551,900

Life Sciences Tools & Services: 1.94%
Agilent Technologies Incorporated	303,400	15,549,250

Pharmaceuticals: 1.13%
Hospira Incorporated †	231,000	9,059,820

Industrials: 17.21%

Aerospace & Defense: 2.46%
Raytheon Company	255,700	19,706,799

Commercial Services & Supplies: 2.54%
Republic Services Incorporated	608,600	20,302,896

Construction & Engineering: 4.04%
EMCOR Group Incorporated	349,709	13,684,113
URS Corporation	346,600	18,629,750

		32,313,863

Machinery: 0.86%
Joy Global Incorporated	135,300	6,905,712

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013	Wells Fargo Advantage Special Mid Cap Value Fund	11

Security name	Shares	Value

Professional Services: 2.19%
Towers Watson & Company Class A	163,800	$17,520,048

Road & Rail: 1.26%
Ryder System Incorporated	168,900	10,083,330

Trading Companies & Distributors: 1.00%
MRC Global Incorporated †	300,000	8,040,000

Transportation Infrastructure: 2.86%
Macquarie Infrastructure Company LLC	427,706	22,899,379

Information Technology: 17.12%

Electronic Equipment, Instruments & Components: 1.43%
Avnet Incorporated	254,600	10,619,366
Ingram Micro Incorporated Class A †	34,893	804,284

		11,423,650

Internet Software & Services: 1.07%
IAC/InterActive Corporation	156,872	8,576,192

IT Services: 4.01%
Broadridge Financial Solutions Incorporated	586,115	18,609,151
DST Systems Incorporated	179,100	13,505,931

		32,115,082

Semiconductors & Semiconductor Equipment: 6.25%
Applied Materials Incorporated	867,700	15,219,458
ATMI Incorporated †	422,580	11,206,822
Lam Research Corporation †	282,100	14,440,699
ON Semiconductor Corporation †	1,257,500	9,179,750

		50,046,729

Software: 4.36%
Check Point Software Technologies Limited †	263,400	14,897,904
Synopsys Incorporated †	264,500	9,971,650
TIBCO Software Incorporated †	393,200	10,061,987

		34,931,541

Materials: 7.68%

Chemicals: 1.48%
Agrium Incorporated «	140,600	11,814,618

Construction Materials: 0.31%
Eagle Materials Incorporated	34,500	2,502,975

Containers & Packaging: 2.68%
Crown Holdings Incorporated †	508,500	21,499,380

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—September 30, 2013

Security name		Shares	Value

Paper & Forest Products: 3.21%
Domtar Corporation		142,500	$11,317,350
International Paper Company		320,500	14,358,400

			25,675,750

Utilities: 2.47%

Multi-Utilities: 2.47%
Ameren Corporation		566,600	19,740,344

Total Common Stocks (Cost $613,840,193)			758,400,024

	Yield

Short-Term Investments: 7.14%

Investment Companies: 7.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	46,057,265	46,057,265
Wells Fargo Securities Lending Cash Investment, LLC (v)(r)(l)(u)	0.12	11,104,000	11,104,000

Total Short-Term Investments (Cost $57,161,265)			57,161,265

Total investments in securities (Cost $671,001,458) *	101.86%	815,561,289
Other assets and liabilities, net	(1.86)	(14,895,099)

Total net assets	100.00%	$800,666,190

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $671,830,050 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$150,418,983
Gross unrealized depreciation	(6,687,744)

Net unrealized appreciation	$143,731,239

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Special Mid Cap Value Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$758,400,024
In affiliated securities, at value (see cost below)	57,161,265

Total investments, at value (see cost below)	815,561,289
Cash	82,126
Receivable for Fund shares sold	1,880,088
Receivable for dividends	844,184
Receivable for securities lending income	3,123
Prepaid expenses and other assets	61,514

Total assets	818,432,324

Liabilities
Payable for investments purchased	4,415,206
Payable for Fund shares redeemed	1,390,255
Payable upon receipt of securities loaned	11,104,000
Advisory fee payable	434,360
Distribution fees payable	8,843
Due to other related parties	204,363
Accrued expenses and other liabilities	209,107

Total liabilities	17,766,134

Total net assets	$800,666,190

NET ASSETS CONSIST OF
Paid-in capital	$607,322,318
Undistributed net investment income	1,292,360
Accumulated net realized gains on investments	47,491,681
Net unrealized gains on investments	144,559,831

Total net assets	$800,666,190

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$38,118,658
Shares outstanding – Class A	1,255,723
Net asset value per share – Class A	$30.36
Maximum offering price per share – Class A2	$32.21
Net assets – Class C	$14,913,299
Shares outstanding – Class C	501,600
Net asset value per share – Class C	$29.73
Net assets – Class R6	$26,915
Share outstanding – Class R6	871
Net asset value per share – Class R6	$30.90
Net assets – Administrator Class	$117,086,549
Shares outstanding – Administrator Class	3,812,640
Net asset value per share – Administrator Class	$30.71
Net assets – Institutional Class	$66,056,043
Shares outstanding – Institutional Class	2,137,296
Net asset value per share – Institutional Class	$30.91
Net assets – Investor Class	$564,464,726
Shares outstanding – Investor Class	18,383,538
Net asset value per share – Investor Class	$30.70

Investments in unaffiliated securities (including securities on loan), at cost	$613,840,193

Investments in affiliated securities, at cost	$57,161,265

Total investments, at cost	$671,001,458

Securities on loan, at value	$10,755,840

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Mid Cap Value Fund	Statement of operations—year ended September 30, 2013

Investment income
Dividends*	$10,607,584
Securities lending income, net	93,596
Income from affiliated securities	36,332

Total investment income	10,737,512

Expenses
Advisory fee	4,115,779
Administration fees
Fund level	296,030
Class A	50,848
Class C	18,471
Class R6	2	[1]
Administrator Class	87,670
Institutional Class	38,989
Investor Class	1,372,753
Shareholder servicing fees
Class A	48,893
Class C	17,761
Administrator Class	213,598
Investor Class	1,072,122
Distribution fees
Class C	53,283
Custody and accounting fees	40,722
Professional fees	32,668
Registration fees	55,779
Shareholder report expenses	71,956
Trustees’ fees and expenses	12,516
Other fees and expenses	14,790

Total expenses	7,614,630
Less: Fee waivers and/or expense reimbursements	(208,473)

Net expenses	7,406,157

Net investment income	3,331,355

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	70,990,815
Net change in unrealized gains (losses) on investments	85,516,377

Net realized and unrealized gains (losses) on investments	156,507,192

Net increase in net assets resulting from operations	$159,838,547

* Net of foreign dividend withholding taxes in the amount of	$16,496

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Mid Cap Value Fund	15

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$3,331,355		$2,409,108
Net realized gains on investments		70,990,815		33,262,385
Net change in unrealized gains (losses) on investments		85,516,377		103,659,780

Net increase in net assets resulting from operations		159,838,547		139,331,273

Distributions to shareholders from
Net investment income
Class A		(93,118)		(16,595)
Class C		(8,563)		0
Administrator Class		(658,109)		(146,995)
Institutional Class		(244,254)		(682,086)
Investor Class		(2,631,470)		(299,841)

Total distributions to shareholders		(3,635,514)		(1,145,517)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	960,594	26,969,959	72,640	1,537,310
Class C	402,504	11,132,444	71,559	1,555,870
Class R6	871 [1]	25,000 [1]	N/A	N/A
Administrator Class	1,890,349	52,463,495	559,215	12,076,663
Institutional Class	1,577,476	43,782,546	596,558	12,889,973
Investor Class	8,143,586	227,606,643	1,132,588	24,576,258

		361,980,087		52,636,074

Reinvestment of distributions
Class A	3,565	84,185	798	15,794
Class C	342	7,968	0	0
Administrator Class	26,960	643,292	7,136	142,719
Institutional Class	10,046	240,697	33,315	666,632
Investor Class	107,043	2,557,880	14,512	290,550

		3,534,022		1,115,695

Payment for shares redeemed
Class A	(126,510)	(3,446,521)	(207,476)	(4,420,093)
Class C	(25,007)	(681,439)	(45,226)	(967,169)
Administrator Class	(771,769)	(21,171,155)	(1,342,891)	(28,774,907)
Institutional Class	(4,876,085)	(114,726,848)	(969,664)	(21,483,309)
Investor Class	(3,546,648)	(96,350,357)	(6,110,752)	(135,252,659)

		(236,376,320)		(190,898,137)

Net increase (decrease) in net assets resulting from capital share transactions		129,137,789		(137,146,368)

Total increase in net assets		285,340,822		1,039,388

Net assets
Beginning of period		515,325,368		514,285,980

End of period		$800,666,190		$515,325,368

Undistributed net investment income		$1,292,360		$1,679,670

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS A	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$22.83	$17.84	$18.60	$15.98	$13.90	$23.12
Net investment income	0.15 [2]	0.08 [2]	0.03	0.30	0.13 [2]	0.28
Net realized and unrealized gains (losses) on investments	7.60	4.94	(0.52)	2.49	2.14	(7.34)

Total from investment operations	7.75	5.02	(0.49)	2.79	2.27	(7.06)
Distributions to shareholders from
Net investment income	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)	(2.16)
Net asset value, end of period	$30.36	$22.83	$17.84	$18.60	$15.98	$13.90
Total return[3]	34.23%	28.18%	(2.82)%	17.55%	16.67%	(33.17)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.30%	1.29%	1.35%	1.35%	1.38%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.23%	1.25%
Net investment income	0.54%	0.38%	0.14%	1.80%	0.94%	0.65%
Supplemental data
Portfolio turnover rate	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$38,119	$9,545	$9,850	$10,497	$7,738	$1,273

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
CLASS C	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$22.38	$17.60	$18.40	$15.85	$13.83	$23.08
Net investment income (loss)	(0.07)[2]	(0.03)	(0.13)	0.24	0.02 [2]	0.14
Net realized and unrealized gains (losses) on investments	7.49	4.81	(0.49)	2.41	2.14	(7.31)

Total from investment operations	7.42	4.78	(0.62)	2.65	2.16	(7.17)
Distributions to shareholders from
Net investment income	(0.07)	0.00	(0.18)	(0.10)	(0.14)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(0.07)	0.00	(0.18)	(0.10)	(0.14)	(2.08)
Net asset value, end of period	$29.73	$22.38	$17.60	$18.40	$15.85	$13.83
Total return[3]	33.23%	27.16%	(3.52)%	16.76%	15.81%	(33.66)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.06%	2.04%	2.09%	2.11%	2.01%
Net expenses	2.00%	2.00%	2.00%	2.00%	1.98%	2.00%
Net investment income (loss)	(0.25)%	(0.35)%	(0.60)%	1.64%	0.11%	(0.08)%
Supplemental data
Portfolio turnover rate	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$14,913	$2,770	$1,714	$1,604	$707	$78

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Year ended September 30, 2013[1]
Net asset value, beginning of period	$28.69
Net investment income	0.06 [2]
Net realized and unrealized gains (losses) on investments	2.15

Total from investment operations	2.21
Net asset value, end of period	$30.90
Total return[3]	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.81%
Net expenses	0.81%
Net investment income	0.73%
Supplemental data
Portfolio turnover rate	87%
Net assets, end of period (000s omitted)	$27

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$23.09	$18.04	$18.80	$16.14	$13.99	$23.16
Net investment income	0.20 [2]	0.11 [2]	0.06 [2]	0.31	0.17 [2]	0.13
Net realized and unrealized gains (losses) on investments	7.67	4.99	(0.54)	2.53	2.15	(7.20)

Total from investment operations	7.87	5.10	(0.48)	2.84	2.32	(7.07)
Distributions to shareholders from
Net investment income	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)	(2.10)
Net asset value, end of period	$30.71	$23.09	$18.04	$18.80	$16.14	$13.99
Total return[3]	34.41%	28.30%	(2.72)%	17.66%	16.83%	(33.08)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%	1.13%	1.17%	1.19%	1.21%
Net expenses	1.13%	1.13%	1.13%	1.14%	1.11%	1.15%
Net investment income	0.71%	0.50%	0.26%	1.65%	1.21%	0.81%
Supplemental data
Portfolio turnover rate	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$117,087	$61,596	$62,122	$75,775	$95,005	$85,786

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$23.15	$18.10	$18.86	$16.19	$14.05	$23.26
Net investment income	0.20 [2]	0.16	0.10	0.33	0.21 [2]	0.18
Net realized and unrealized gains (losses) on investments	7.81	5.01	(0.52)	2.56	2.14	(7.22)

Total from investment operations	8.01	5.17	(0.42)	2.89	2.35	(7.04)
Distributions to shareholders from
Net investment income	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)	(2.17)
Net asset value, end of period	$30.91	$23.15	$18.10	$18.86	$16.19	$14.05
Total return[3]	34.90%	28.65%	(2.46)%	17.97%	17.04%	(32.89)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.86%	0.91%	0.92%	0.96%
Net expenses	0.85%	0.87%	0.86%	0.89%	0.85%	0.90%
Net investment income	0.72%	0.76%	0.52%	2.02%	1.46%	1.06%
Supplemental data
Portfolio turnover rate	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$66,056	$125,623	$104,360	$129,945	$131,036	$112,753

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	21

(For a share outstanding throughout each period)

	Year ended September 30				Year ended October 31
INVESTOR CLASS	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$23.08	$18.04	$18.80	$16.13	$13.97	$23.11
Net investment income	0.15	0.07 [2]	0.02	0.28	0.14 [2]	0.14
Net realized and unrealized gains (losses) on investments	7.67	4.99	(0.53)	2.54	2.14	(7.23)

Total from investment operations	7.82	5.06	(0.51)	2.82	2.28	(7.09)
Distributions to shareholders from
Net investment income	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)	(2.05)
Net asset value, end of period	$30.70	$23.08	$18.04	$18.80	$16.13	$13.97
Total return[3]	34.14%	28.04%	(2.88)%	17.53%	16.55%	(33.19)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.37%	1.36%	1.44%	1.48%	1.54%
Net expenses	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Net investment income	0.53%	0.32%	0.08%	1.57%	1.02%	0.67%
Supplemental data
Portfolio turnover rate	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$564,465	$315,791	$336,239	$384,509	$362,184	$374,417

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements	Wells Fargo Advantage Special Mid Cap Value Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized gains on investments
$(83,151)	$83,151

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains, in the amount of $275,651 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

24	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$758,400,024	$0	$0	$758,400,024

Short-term investments
Investment companies	46,057,265	11,104,000	0	57,161,265
	$804,457,289	$11,104,000	$0	$815,561,289

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

Notes to financial statements	Wells Fargo Advantage Special Mid Cap Value Fund	25

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	1.25%	January 31, 2014
Class C	2.00%	January 31, 2014
Class R6	0.82%	January 31, 2015
Administrator Class	1.14%	January 31, 2014
Institutional Class	0.87%	January 31, 2014
Investor Class	1.31%	January 31, 2014

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $12,333 from the sale of Class A shares and $60 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $589,918,304 and $488,147,836, respectively.

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $106,263,279 representing 20.72% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the year ended September 30, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption

26	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements

requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $868 in commitment fees.

For the year ended September 30, 2013, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $3,635,514 and $1,145,517 of ordinary income for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
$9,534,930	$40,353,344	$143,731,239	$(275,651)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Wells Fargo Advantage Special Mid Cap Value Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, each of the periods from November 1, 2009 through September 30, 2010, and each of the years in the two-year period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Special Mid Cap Value Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

28	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 85.22% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $3,262,531 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Special Mid Cap Value Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219798 11-13 A234/AR234 09-13

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended September 30, 2013	Fiscal year ended September 30, 2012
Audit fees	$312,590	$301,060
Audit-related fees	—	—
Tax fees (1)	41,140	40,150
All other fees	—	—

	$353,730	$341,210

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning. Excise tax fees for fiscal year ended 2012 in the amount of $18,700 was billed on December 2012 and is included in the fiscal year ended September 30, 2013 value. Excise tax fees for fiscal year ended 2011 in the amount of $18,260 was billed on December 2011 and is included in the fiscal year ended August 31, 2012 value.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f)	Not applicable

(g)	Not applicable

(h)	Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 25, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: November 25, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: November 25, 2013